                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-10321

                        RIVERSOURCE MANAGERS SERIES, INC.
        ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
        ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
        ------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (612) 671-1947
                                                     --------------

Date of fiscal year end:      5/31
                         --------------
Date of reporting period:     11/30
                         --------------

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PARTNERS AGGRESSIVE GROWTH FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2008


RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    4

Manager Commentary.................    8

Fund Expenses Example..............   13

Portfolio of Investments...........   15

Statement of Assets and
  Liabilities......................   22

Statement of Operations............   23

Statements of Changes in Net
  Assets...........................   25

Financial Highlights...............   26

Notes to Financial Statements......   34

Proxy Voting.......................   48



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners Aggressive Growth Fund (the Fund) Class A shares declined
  46.74% (excluding sales charge) for the six-month period ended Nov. 30, 2008.

> The Fund underperformed its benchmark, the Russell Midcap(R) Growth Index, which declined 46.59% during the same six-month period.

> The Fund also underperformed its peer group, as represented by the Lipper Mid-
  Cap Growth Funds Index, which decreased 44.58% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Nov. 30, 2008)
--------------------------------------------------------------------------------

                                                                         Since
                                                                       inception
                                 6 months*   1 year  3 years  5 years   4/24/03
--------------------------------------------------------------------------------
RiverSource Partners Aggressive
  Growth Fund Class A
  (excluding sales charge)        -46.74%   -47.92%  -10.12%   -2.21%    +3.64%
--------------------------------------------------------------------------------
Russell Midcap Growth Index
  (unmanaged)(1)                  -46.59%   -46.15%  -12.52%   -2.83%    +2.67%
--------------------------------------------------------------------------------
Lipper Mid-Cap Growth Funds
  Index(2)                        -44.58%   -45.29%   -9.78%   -1.72%    +3.11%
--------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell Midcap Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
4  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                    X     MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              1.65%       1.39%
-----------------------------------------
Class B              2.41%       2.16%
-----------------------------------------
Class C              2.41%       2.15%
-----------------------------------------
Class I              1.11%       0.94%
-----------------------------------------
Class R2             1.94%       1.74%
-----------------------------------------
Class R3             1.66%       1.49%
-----------------------------------------
Class R4             1.42%       1.24%
-----------------------------------------
Class R5             1.16%       0.99%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.08% for the year ended May 31, 2008), will not exceed 1.31% for Class A, 2.08% for Class B, 2.07% for Class C, 0.86% for Class I, 1.66% for Class R2, 1.41% for Class R3, 1.16% for Class R4 and 0.91% for Class R5.

Investments in mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT NOV. 30, 2008
                                                                   SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION**
Class A (inception
  4/24/03)                 -46.74%   -47.92%  -10.12%   -2.21%     +3.64%
---------------------------------------------------------------------------
Class B (inception
  4/24/03)                 -47.01%   -48.37%  -10.83%   -2.98%     +2.83%
---------------------------------------------------------------------------
Class C (inception
  4/24/03)                 -47.01%   -48.37%  -10.83%   -2.98%     +2.83%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                  -46.70%   -47.77%   -9.83%     N/A      -3.32%
---------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                -46.89%   -48.16%     N/A      N/A     -19.20%
---------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                -46.67%   -47.85%     N/A      N/A     -18.83%
---------------------------------------------------------------------------
Class R4 (inception
  4/24/03)                 -46.64%   -47.71%   -9.87%   -1.98%     +3.88%
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                -46.64%   -47.71%     N/A      N/A     -18.62%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  4/24/03)                 -49.82%   -50.91%  -11.89%   -3.35%     +2.55%
---------------------------------------------------------------------------
Class B (inception
  4/24/03)                 -49.66%   -50.96%  -11.98%   -3.34%     +2.67%
---------------------------------------------------------------------------
Class C (inception
  4/24/03)                 -47.54%   -48.89%  -10.83%   -2.98%     +2.83%
---------------------------------------------------------------------------



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.


--------------------------------------------------------------------------------
6  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AT DEC. 31, 2008
                                                                   SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION**
Class A (inception
  4/24/03)                 -43.84%   -48.63%  -10.11%   -2.21%     +3.64%
---------------------------------------------------------------------------
Class B (inception
  4/24/03)                 -44.05%   -49.01%  -10.82%   -2.95%     +2.84%
---------------------------------------------------------------------------
Class C (inception
  4/24/03)                 -44.05%   -49.01%  -10.82%   -2.95%     +2.84%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                  -43.70%   -48.38%   -9.77%     N/A      -3.18%
---------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                -43.85%   -48.73%     N/A      N/A     -18.30%
---------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                -43.79%   -48.51%     N/A      N/A     -18.02%
---------------------------------------------------------------------------
Class R4 (inception
  4/24/03)                 -43.66%   -48.33%   -9.81%   -1.92%     +3.90%
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                -43.71%   -48.42%     N/A      N/A     -17.81%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  4/24/03)                 -47.05%   -51.58%  -11.86%   -3.36%     +2.56%
---------------------------------------------------------------------------
Class B (inception
  4/24/03)                 -46.85%   -51.55%  -11.98%   -3.32%     +2.68%
---------------------------------------------------------------------------
Class C (inception
  4/24/03)                 -44.61%   -49.52%  -10.82%   -2.95%     +2.84%
---------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

RiverSource Partners Aggressive Growth Fund's portfolio is managed by two independent money management firms that each invest a portion of Fund assets in mid-cap company stocks. The Fund's goal is to provide long-term capital growth. As of Nov. 30, 2008, American Century Investment Management, Inc. (American Century) and Turner Investment Partners, Inc. (Turner) each managed approximately 54% and 46% of the Fund's portfolio, respectively.

At Nov. 30, 2008, approximately 27% of the Fund's shares were owned in aggregate by affiliated funds of funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible RiverSource Partners Aggressive Growth Fund may experience relatively large purchases or redemptions from affiliated funds of funds (see page 43, Class I capital share transactions, for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Partners Aggressive Growth Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds of funds. For more information on the Fund's expenses, see the discussions beginning on pages 13 and 39.

Dear Shareholders,

RiverSource Partners Aggressive Growth Fund Class A shares declined 46.74% (excluding sales charge) for the semiannual period ended Nov. 30, 2008. The Fund underperformed its benchmark, the Russell Midcap(R) Growth Index (Russell Index), which declined 46.59% during the same six-month period. The Fund also underperformed its peer group, as represented by the Lipper Mid-Cap Growth Funds Index, which decreased 44.58% during the same period.


--------------------------------------------------------------------------------
8  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SECTOR DIVERSIFICATION(1) (at Nov. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                        19.2%
---------------------------------------------------
Consumer Staples                               5.9%
---------------------------------------------------
Energy                                         8.8%
---------------------------------------------------
Financials                                    10.6%
---------------------------------------------------
Health Care                                   15.3%
---------------------------------------------------
Industrials                                   15.4%
---------------------------------------------------
Information Technology                        14.4%
---------------------------------------------------
Materials                                      5.2%
---------------------------------------------------
Telecommunication Services                     2.5%
---------------------------------------------------
Utilities                                      1.3%
---------------------------------------------------
Other(2)                                       1.4%
---------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


TOP TEN HOLDINGS (at Nov. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

Express Scripts                                2.5%
---------------------------------------------------
Dollar Tree                                    2.5%
---------------------------------------------------
ITT Educational Services                       1.8%
---------------------------------------------------
Apollo Group Cl A                              1.6%
---------------------------------------------------
Activision Blizzard                            1.5%
---------------------------------------------------
Medco Health Solutions                         1.5%
---------------------------------------------------
McAfee                                         1.3%
---------------------------------------------------
Hudson City Bancorp                            1.3%
---------------------------------------------------
Southwestern Energy                            1.3%
---------------------------------------------------
Quanta Services                                1.2%
---------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------


SIGNIFICANT PERFORMANCE FACTORS
AMERICAN CENTURY: Poor stock selection and overweight positions in the industrials and materials sectors, as well as stock selection in the telecommunications services and information technology sectors, accounted for the bulk of our portion of the Fund's underperformance during the reporting period. Effective stock selection in the consumer discretionary, financials and health care sectors partially offset those losses.

Within the industrials sector, the portfolio held an overweight position in machinery company FLOWSERVE. A maker of pumps, seals and valves used by the oil and gas, power, chemicals and water industries, Flowserve was a meaningful contributor to performance in past reporting periods. During the six-month period, however, Flowserve was a key detractor from returns.

Also in the industrials sector, our portion of the Fund maintained an overweight position in the construction and engineering industry. Here, overweight holding FOSTER WHEELER declined on fears that weakening energy prices would reduce engineering and construction activity.

A higher standard of living in emerging markets, lower availability of farmland, and greater global focus on biofuels has translated into growing global demand for agriculture in recent reporting periods, leading to a rise in commodities prices that benefited select chemicals companies in the portfolio. During the reporting period, though, most of those holdings saw share price declines amid falling commodity prices.

Effective stock selection within the consumer discretionary sector partially offset relative losses derived in other sectors. Notably, an overweight stake in discount variety retailer DOLLAR TREE represented the single largest contributor in our portion of the Fund relative to the Russell Index.

Within the health care sector, holdings in the health care providers group benefited returns. Here, stakes in MEDCO HEALTH SOLUTIONS and EXPRESS SCRIPTS added to performance relative to the Russell Index.

CURRENT AND FUTURE PORTFOLIO HOLDINGS ARE SUBJECT TO RISK.


--------------------------------------------------------------------------------
10  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


TURNER: With value stocks in favor, the portion of the Fund we manage provided disappointing results. Underperformance versus the Russell Index was driven by stock selection in the health care, autos and transportation, and utility industries. Areas of outperformance included the financials, consumer staples and materials sectors.

Contributing the most to performance, as previously mentioned, were holdings in the financials and consumer staples sectors. Positive contributors included PEOPLE'S UNITED FINANCIAL, HUDSON CITY BANCORP and CLOROX.

The largest detractors to performance were the consumer discretionary, industrials and energy sectors. Underperforming holdings included SPX, KANSAS CITY SOUTHERN, ALPHA NATURAL RESOURCES and CONSOL ENERGY.

CHANGES TO THE FUND'S PORTFOLIO
AMERICAN CENTURY: We increased our portion of the Fund's weighting in the consumer discretionary sector during the reporting period. We also modestly reduced our exposure to the industrials sector.

TURNER: Our portion of the Fund is sector neutral to the Russell Index and weightings are adjusted accordingly when Russell reconstitutes the Index (which occurred on June 27, 2008). However, throughout the period we have made slight modifications to the industry weights within our portion of the Fund. Some of the key changes made during the period included increasing positions in health industry services within the health care sector, homebuilders and retailers within the consumer discretionary sector. Industries in which we reduced our exposure included oil and gas production within the energy sector, steel within the materials sector and REITs within the financials sector.

OUR FUTURE STRATEGY
AMERICAN CENTURY: Our investment process focuses on medium-sized and smaller companies. Going forward, we will seek to identify stocks that exhibit high quality, accelerating fundamentals, positive relative strength, and attractive valuations.

TURNER: Although the market faces many hurdles in the near term, from a fundamental standpoint the market seems to be slightly undervalued

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  11

MANAGER COMMENTARY (continued) -------------------------------------------------



with both earnings and balance sheets outside the financials sector remaining strong. Given the unprecedented moves by both the Treasury and Federal Reserve, it appears that the U.S. government is working aggressively, with some success, in restoring confidence in the financial system. Historically, the stock market has confounded the levels of extremely bearish sentiment that prevail today and turned upward several months before the economy did. In fact, even in the midst of three of the last four recessions, the stock market actually produced positive returns. In our judgment, corporate profits may hit bottom early next year, and stocks could trough before year's end.

In managing the portfolio, our focus, as always, remains on owning stocks that we think have the strongest earnings prospects. Within consumer discretionary, the portfolio is overweight WMS INDUSTRIES and FTI CONSULTING. In health care, the Fund is overweight EXPRESS SCRIPTS and ALEXION PHARMACEUTICALS. In technology, F5 NETWORKS and MCAFEE are the largest overweight positions.


(LOGO - AMERICANCENTURY)                                              (LOGO - TURNER INVESTMENT PARTNERS)



          American Century                                            Turner Investment
    Investment Management, Inc.                                         Partners, Inc.



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.


--------------------------------------------------------------------------------
12  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2008.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  13

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JUNE 1, 2008  NOV. 30, 2008  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  532.60        $ 5.04         1.32%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.35        $ 6.64         1.32%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  529.90        $ 8.01         2.10%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.46        $10.55         2.10%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  529.90        $ 7.93         2.08%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.56        $10.45         2.08%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  533.00        $ 3.33          .87%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.59        $ 4.38          .87%
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  531.10        $ 6.37         1.67%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.60        $ 8.40         1.67%
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  533.30        $ 5.43         1.42%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.85        $ 7.14         1.42%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  533.60        $ 4.51         1.18%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.05        $ 5.94         1.18%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  533.60        $ 3.52          .92%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.34        $ 4.63          .92%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov. 30, 2008: -46.74% for Class A, -47.01% for Class B, -47.01% for Class C, -46.70% for Class I, -46.89% for Class R2, -46.67% for Class R3, -46.64% for Class R4 and -46.64%
    for Class R5.


--------------------------------------------------------------------------------
14  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

NOV. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (99.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.6%)
Precision Castparts                                     31,870             $1,998,249
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.2%)
CH Robinson Worldwide                                   34,960              1,785,757
FedEx                                                   31,998              2,260,659
                                                                      ---------------
Total                                                                       4,046,416
-------------------------------------------------------------------------------------

AIRLINES (2.0%)
Alaska Air Group                                        20,536(b)             471,301
AMR                                                    139,064(b)           1,220,982
Continental Airlines Cl B                              159,931(b)           2,347,787
Delta Air Lines                                        222,248(b)           1,958,005
JetBlue Airways                                         95,309(b)             499,419
                                                                      ---------------
Total                                                                       6,497,494
-------------------------------------------------------------------------------------

BEVERAGES (0.2%)
Hansen Natural                                          27,470(b)             817,233
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.9%)
Alexion Pharmaceuticals                                107,063(b)           3,603,741
Celgene                                                 22,818(b)           1,188,818
Cephalon                                                25,758(b)           1,892,698
CSL                                                     38,670(c)             886,511
Myriad Genetics                                         17,550(b)           1,040,364
United Therapeutics                                     19,040(b)           1,043,963
                                                                      ---------------
Total                                                                       9,656,095
-------------------------------------------------------------------------------------

CAPITAL MARKETS (4.2%)
BlackRock                                               13,646              1,715,439
Charles Schwab                                          86,182              1,579,716
Greenhill & Co                                          20,730              1,411,713
Knight Capital Group Cl A                               67,226(b)           1,112,590
Lazard Cl A                                             56,870(c)           1,777,756
Northern Trust                                          39,250              1,801,183
Stifel Financial                                        33,978(b)           1,461,394
T Rowe Price Group                                      85,390              2,921,191
                                                                      ---------------
Total                                                                      13,780,982
-------------------------------------------------------------------------------------

CHEMICALS (3.2%)
Airgas                                                  48,680              1,740,310
Ecolab                                                  42,750              1,641,173
Monsanto                                                43,232              3,423,973
Scotts Miracle-Gro Cl A                                 14,991                485,109
Sigma-Aldrich                                           30,750              1,325,633
Syngenta                                                11,669(c)           2,098,255
                                                                      ---------------
Total                                                                      10,714,453
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.1%)
Hancock Holding                                         21,756                937,901
TCF Financial                                           96,077              1,604,486
UMB Financial                                           22,065              1,054,928
                                                                      ---------------
Total                                                                       3,597,315
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.0%)
Clean Harbors                                           26,120(b)           1,648,956
Copart                                                  31,949(b)             852,080
Covanta Holding                                         89,710(b)           1,789,715
Stericycle                                              42,930(b)           2,459,889
Waste Connections                                      117,160(b)           3,307,426
                                                                      ---------------
Total                                                                      10,058,066
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.3%)
F5 Networks                                            131,700(b)           3,279,330
Juniper Networks                                       169,860(b)           2,952,167
Polycom                                                 66,000(b)           1,242,780
                                                                      ---------------
Total                                                                       7,474,277
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.5%)
Diebold                                                 32,318                904,904
SanDisk                                                 77,610(b)             620,880
                                                                      ---------------
Total                                                                       1,525,784
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.9%)
AECOM Technology                                        63,803(b)           1,690,141
Quanta Services                                        256,641(b)           4,172,983
URS                                                     12,887(b)             489,191
                                                                      ---------------
Total                                                                       6,352,315
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CONSTRUCTION MATERIALS (0.3%)
Martin Marietta Materials                               11,390               $998,220
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.4%)
Crown Holdings                                         136,825(b)           2,196,041
Pactiv                                                  96,444(b)           2,410,136
                                                                      ---------------
Total                                                                       4,606,177
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (5.0%)
Apollo Group Cl A                                       68,888(b)           5,293,354
Corinthian Colleges                                    126,942(b)           2,041,227
DeVry                                                   34,724              1,995,936
ITT Educational Services                                68,020(b)           6,127,241
Strayer Education                                        4,420              1,059,076
                                                                      ---------------
Total                                                                      16,516,834
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.3%)
IntercontinentalExchange                                14,380(b)           1,058,368
Midcap SPDR Trust Series 1                              34,365              3,216,564
                                                                      ---------------
Total                                                                       4,274,932
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.5%)
PPL                                                     50,490              1,711,106
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.4%)
AMETEK                                                  58,175              2,032,052
Energy Conversion Devices                               32,320(b)             904,314
First Solar                                             14,759(b)           1,842,514
                                                                      ---------------
Total                                                                       4,778,880
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
Amphenol Cl A                                           20,395                473,572
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.7%)
Cameron Intl                                            73,230(b)           1,545,153
CARBO Ceramics                                          31,243              1,496,540
Diamond Offshore Drilling                               15,020              1,108,476
Dresser-Rand Group                                      58,520(b)             977,869
Smith Intl                                             103,207              3,017,772
Weatherford Intl                                        70,976(b)             906,364
                                                                      ---------------
Total                                                                       9,052,174
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.6%)
BJ's Wholesale Club                                     77,055(b)           2,757,028
Kroger                                                  96,538              2,670,241
                                                                      ---------------
Total                                                                       5,427,269
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.3%)
Campbell Soup                                           38,673              1,239,470
Dean Foods                                              45,674(b)             665,013
HJ Heinz                                                67,603              2,625,701
Kellogg                                                 18,098                785,996
Ralcorp Holdings                                        28,395(b)           1,776,391
TreeHouse Foods                                         19,592(b)             466,094
                                                                      ---------------
Total                                                                       7,558,665
-------------------------------------------------------------------------------------

GAS UTILITIES (0.5%)
Questar                                                 47,920              1,542,545
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.2%)
Beckman Coulter                                         20,040                873,343
Covidien                                                93,136              3,432,061
DENTSPLY Intl                                           38,070                992,866
Edwards Lifesciences                                    39,539(b)           1,967,856
Intuitive Surgical                                       8,750(b)           1,159,638
St. Jude Medical                                        40,067(b)           1,123,078
Varian Medical Systems                                  24,040(b)             970,254
                                                                      ---------------
Total                                                                      10,519,096
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.8%)
DaVita                                                  21,960(b)           1,103,490
Express Scripts                                        147,892(b)           8,505,268
Henry Schein                                            27,927(b)             997,832
Medco Health Solutions                                 117,766(b)           4,946,172
Omnicare                                               151,154              3,644,323
                                                                      ---------------
Total                                                                      19,197,085
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.4%)
Cerner                                                  36,570(b)           1,315,789
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.5%)
Panera Bread Cl A                                       53,667(b)           2,384,961
WMS Inds                                                97,825(b)           2,411,387
Wynn Resorts                                            46,640              1,857,205
Yum! Brands                                             62,000              1,670,280
                                                                      ---------------
Total                                                                       8,323,833
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HOUSEHOLD DURABLES (2.1%)
Leggett & Platt                                         62,082               $906,397
NVR                                                      1,766(b)             766,886
Pulte Homes                                            217,600              2,317,440
Toll Brothers                                          148,959(b)           2,968,753
                                                                      ---------------
Total                                                                       6,959,476
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.8%)
Church & Dwight                                         13,010                773,314
Clorox                                                  32,110              1,899,628
                                                                      ---------------
Total                                                                       2,672,942
-------------------------------------------------------------------------------------

INSURANCE (2.5%)
ACE                                                     20,975(c)           1,095,944
Aon                                                     84,283              3,818,020
Axis Capital Holdings                                   37,600(c)             951,656
PartnerRe                                               15,674(c)           1,096,553
WR Berkley                                              42,200              1,199,746
                                                                      ---------------
Total                                                                       8,161,919
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.9%)
Equinix                                                 20,536(b)             932,540
NetEase.com ADR                                         93,960(b,c)         1,728,864
Omniture                                                77,400(b)             769,356
Sohu.com                                                50,206(b,c)         2,436,999
VistaPrint                                              31,388(b,c)           513,194
                                                                      ---------------
Total                                                                       6,380,953
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.8%)
Covance                                                 21,800(b)             851,944
Illumina                                                60,840(b)           1,339,088
Thermo Fisher Scientific                               110,327(b)           3,936,468
                                                                      ---------------
Total                                                                       6,127,500
-------------------------------------------------------------------------------------

MACHINERY (1.1%)
Briggs & Stratton                                       73,090              1,029,107
ESCO Technologies                                       40,710(b)           1,244,912
Flowserve                                                9,380                472,095
Pentair                                                 41,150              1,022,989
                                                                      ---------------
Total                                                                       3,769,103
-------------------------------------------------------------------------------------

MEDIA (0.6%)
Cablevision Systems Cl A                                61,720                904,815
DIRECTV Group                                           49,101(b)           1,080,713
                                                                      ---------------
Total                                                                       1,985,528
-------------------------------------------------------------------------------------

METALS & MINING (0.3%)
Compass Minerals Intl                                   16,020                896,960
-------------------------------------------------------------------------------------

MULTILINE RETAIL (4.2%)
Dollar Tree                                            197,512(b)           8,366,609
Family Dollar Stores                                   100,657              2,796,251
Kohl's                                                  86,550(b)           2,826,723
                                                                      ---------------
Total                                                                      13,989,583
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.1%)
CONSOL Energy                                           52,880              1,531,934
Continental Resources                                   74,594(b)           1,458,313
EOG Resources                                           16,499              1,402,745
Goodrich Petroleum                                      51,950(b)           1,873,837
Petrohawk Energy                                       211,845(b)           3,700,932
Plains Exploration & Production                         58,902(b)           1,363,581
Range Resources                                         72,752              3,017,025
Southwestern Energy                                    123,946(b)           4,260,023
Ultra Petroleum                                         20,305(b)             824,992
Whiting Petroleum                                       25,457(b)             975,003
                                                                      ---------------
Total                                                                      20,408,385
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.9%)
Alberto-Culver                                          72,770              1,562,372
Chattem                                                 21,927(b)           1,591,242
                                                                      ---------------
Total                                                                       3,153,614
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.3%)
Allergan                                                32,520              1,225,354
Perrigo                                                 87,663              3,016,483
                                                                      ---------------
Total                                                                       4,241,837
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.7%)
FTI Consulting                                          72,672(b)           3,985,333
Robert Half Intl                                        87,090              1,819,310
                                                                      ---------------
Total                                                                       5,804,643
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ROAD & RAIL (2.5%)
CSX                                                     45,418             $1,691,366
JB Hunt Transport Services                              53,500              1,434,335
Kansas City Southern                                    42,730(b)             936,642
Norfolk Southern                                        41,648              2,060,327
Union Pacific                                           41,775              2,090,420
                                                                      ---------------
Total                                                                       8,213,090
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.5%)
Altera                                                 225,418              3,315,899
Atheros Communications                                  74,650(b)           1,089,890
Broadcom Cl A                                          244,087(b)           3,736,972
Cavium Networks                                         72,340(b)             784,889
KLA-Tencor                                              70,030              1,317,264
Lam Research                                            99,340(b)           2,006,668
Micron Technology                                      380,660(b)           1,043,008
Microsemi                                               98,986(b)           1,929,237
PMC-Sierra                                             323,140(b)           1,295,791
Varian Semiconductor Equipment Associates               94,577(b)           1,740,217
                                                                      ---------------
Total                                                                      18,259,835
-------------------------------------------------------------------------------------

SOFTWARE (4.2%)
Activision Blizzard                                    438,708(b)           5,132,883
Adobe Systems                                           44,840(b)           1,038,494
Citrix Systems                                          40,880(b)           1,089,861
McAfee                                                 148,163(b)           4,493,784
Quest Software                                          68,921(b)             920,095
Symantec                                               107,317(b)           1,291,024
                                                                      ---------------
Total                                                                      13,966,141
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.3%)
Children's Place Retail Stores                          60,980(b)           1,429,981
GameStop Cl A                                           81,200(b)           1,774,220
GUESS?                                                 101,060              1,337,024
PetSmart                                                31,682                556,019
Ross Stores                                             71,789              1,902,409
Sherwin-Williams                                        31,840              1,876,331
Staples                                                 74,940              1,300,958
TJX Companies                                           68,981              1,574,146
Urban Outfitters                                       136,117(b)           2,473,246
                                                                      ---------------
Total                                                                      14,224,334
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Carter's                                                48,466(b)             916,492
Deckers Outdoor                                         22,050(b)           1,315,062
                                                                      ---------------
Total                                                                       2,231,554
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.7%)
Hudson City Bancorp                                    259,237              4,331,850
People's United Financial                               71,010              1,354,161
                                                                      ---------------
Total                                                                       5,686,011
-------------------------------------------------------------------------------------

WATER UTILITIES (0.4%)
Aqua America                                            56,904              1,234,248
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.6%)
American Tower Cl A                                    125,649(b)           3,422,679
MetroPCS Communications                                 88,120(b)           1,290,077
SBA Communications Cl A                                242,590(b)           3,830,496
                                                                      ---------------
Total                                                                       8,543,252
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $409,280,498)                                                     $329,725,764
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.69%              4,545,603(d)          $4,545,603
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,545,603)                                                         $4,545,603
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $413,826,101)(e)                                                  $334,271,367
=====================================================================================







See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOV. 30, 2008



                              CURRENCY TO      CURRENCY TO    UNREALIZED     UNREALIZED
EXCHANGE DATE                 BE DELIVERED     BE RECEIVED   APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------
Jan. 30, 2009                        939,391       604,082          $--        $(9,472)
                           Australian Dollar   U.S. Dollar
----------------------------------------------------------------------------------------
Jan. 30, 2009                      2,071,014     1,748,608       36,130             --
                                 Swiss Franc   U.S. Dollar
----------------------------------------------------------------------------------------
Total                                                           $36,130        $(9,472)
----------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2008, the value of foreign securities represented 3.8% of net assets.

(d) Affiliated Money Market Fund -- See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at Nov. 30, 2008.

(e) At Nov. 30, 2008, the cost of securities for federal income tax purposes was approximately $413,826,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                         $10,157,000
Unrealized depreciation                         (89,712,000)
-----------------------------------------------------------
Net unrealized depreciation                    $(79,555,000)
-----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Nov. 30, 2008:

                                        FAIR VALUE AT NOV. 30, 2008
                        ----------------------------------------------------------
                             LEVEL 1        LEVEL 2
                          QUOTED PRICES      OTHER        LEVEL 3
                            IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                           MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION             IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities               $331,286,600    $2,984,767       $--       $334,271,367
Other financial
  instruments*                   26,658            --        --             26,658
----------------------------------------------------------------------------------
Total                      $331,313,258    $2,984,767       $--       $334,298,025
----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.


--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  21

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
NOV. 30, 2008 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $409,280,498)              $   329,725,764
  Affiliated money market fund (identified cost $4,545,603)              4,545,603
----------------------------------------------------------------------------------
Total investments in securities (identified cost $413,826,101)         334,271,367
Capital shares receivable                                                   61,191
Dividends receivable                                                       259,671
Receivable for investment securities sold                                1,423,406
Unrealized appreciation on forward foreign currency contracts               36,130
----------------------------------------------------------------------------------
Total assets                                                           336,051,765
----------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                     187,926
Payable for investment securities purchased                              3,616,855
Unrealized depreciation on forward foreign currency contracts                9,472
Accrued investment management services fees                                 16,122
Accrued distribution fees                                                   49,657
Accrued transfer agency fees                                                 6,809
Accrued administrative services fees                                         1,087
Accrued plan administration services fees                                       30
Other accrued expenses                                                     151,851
----------------------------------------------------------------------------------
Total liabilities                                                        4,039,809
----------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $   332,011,956
----------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $       588,561
Additional paid-in capital                                           1,637,618,751
Net operating loss                                                      (1,879,291)
Accumulated net realized gain (loss)                                (1,224,785,352)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                           (79,530,713)
----------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $   332,011,956
----------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $208,820,791           37,052,342                       $5.64(1)
Class B                     $ 30,669,333            5,678,189                       $5.40
Class C                     $  1,756,653              325,120                       $5.40
Class I                     $ 90,609,827           15,773,072                       $5.74
Class R2                    $     58,689               10,402                       $5.64
Class R3                    $      3,252                  572                       $5.69
Class R4                    $     90,141               15,793                       $5.71
Class R5                    $      3,270                  572                       $5.72
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $5.98. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED NOV. 30, 2008 (UNAUDITED)



INVESTMENT INCOME
Income:
Dividends                                                          $   1,170,669
Income distributions from affiliated money market fund                   112,911
Fee income from securities lending                                        25,345
  Less foreign taxes withheld                                               (384)
--------------------------------------------------------------------------------
Total income                                                           1,308,541
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    2,180,245
Distribution fees
  Class A                                                                394,139
  Class B                                                                256,768
  Class C                                                                 12,531
  Class R2                                                                   207
  Class R3                                                                     6
Transfer agency fees
  Class A                                                                551,006
  Class B                                                                 93,381
  Class C                                                                  4,525
  Class R2                                                                    21
  Class R3                                                                     1
  Class R4                                                                    37
  Class R5                                                                     1
Administrative services fees                                             144,220
Plan administration services fees
  Class R2                                                                   104
  Class R3                                                                     6
  Class R4                                                                   185
Compensation of board members                                              6,356
Custodian fees                                                            69,740
Printing and postage                                                      85,550
Registration fees                                                         25,490
Professional fees                                                         21,096
Other                                                                      9,903
--------------------------------------------------------------------------------
Total expenses                                                         3,855,518
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                          (706,431)
  Earnings and bank fee credits on cash balances                          (4,359)
--------------------------------------------------------------------------------
Total net expenses                                                     3,144,728
--------------------------------------------------------------------------------
Investment income (loss) -- net                                       (1,836,187)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  23

STATEMENT OF OPERATIONS (continued) --------------------------------------------
SIX MONTHS ENDED NOV. 30, 2008 (UNAUDITED)


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $ (92,898,634)
  Foreign currency transactions                                        1,428,851
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                              (91,469,783)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                (196,326,043)
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (287,795,826)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(289,632,013)
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED   YEAR ENDED
                                                                     NOV. 30, 2008   MAY 31, 2008
                                                                      (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                       $  (1,836,187) $ (5,428,005)
Net realized gain (loss) on investments                                 (91,469,783)   59,041,933
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                   (196,326,043)  (10,655,385)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        (289,632,013)   42,958,543
-------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         35,547,757    61,688,125
  Class B shares                                                          3,096,213     9,901,863
  Class C shares                                                            487,229     1,699,248
  Class I shares                                                         22,963,433    45,443,338
  Class R2 shares                                                            10,194        90,820
  Class R4 shares                                                             3,159       109,752
Payments for redemptions
  Class A shares                                                        (35,723,092)  (91,278,824)
  Class B shares                                                        (22,840,069)  (32,665,984)
  Class C shares                                                           (264,482)     (534,369)
  Class I shares                                                         (5,974,423)  (10,657,192)
  Class R4 shares                                                           (22,151)      (19,672)
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        (2,716,232)  (16,222,895)
-------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (292,348,245)   26,735,648
Net assets at beginning of period                                       624,360,201   597,624,553
-------------------------------------------------------------------------------------------------
Net assets at end of period                                           $ 332,011,956  $624,360,201
-------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                              $  (1,879,291) $    (43,104)
-------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                $10.59        $9.85        $8.35        $7.29        $6.95
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.03)(b)     (.09)(b)     (.07)        (.06)        (.03)
Net gains (losses) (both realized and
 unrealized)                                         (4.92)         .83         1.73         1.34          .46
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.95)         .74         1.66         1.28          .43
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from investment income                        --           --           --           --         (.02)
Distributions from realized gains                       --           --         (.16)        (.22)        (.07)
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --           --         (.16)        (.22)        (.09)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.64       $10.59        $9.85        $8.35        $7.29
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $209         $398         $400         $418          $25
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.65%(e)     1.65%        1.58%        1.69%        1.97%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.32%(e)     1.42%        1.30%        1.38%        1.55%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.78%)(e)    (.89%)       (.71%)       (.77%)       (.90%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                94%         141%         163%         202%         218%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (46.74%)(i)    7.51%       20.14%       17.57%        6.17%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                $10.19        $9.55        $8.17        $7.18        $6.89
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.06)(b)     (.16)(b)     (.12)        (.12)        (.06)
Net gains (losses) (both realized and
 unrealized)                                         (4.73)         .80         1.66         1.33          .42
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.79)         .64         1.54         1.21          .36
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --           --         (.16)        (.22)        (.07)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.40       $10.19        $9.55        $8.17        $7.18
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $31          $81          $97         $119           $7
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.42%(e)     2.41%        2.36%        2.47%        2.75%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     2.10%(e)     2.19%        2.07%        2.15%        2.34%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (1.57%)(e)   (1.67%)      (1.48%)      (1.55%)      (1.70%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                94%         141%         163%         202%         218%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (47.01%)(i)    6.70%       19.11%       16.86%        5.29%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Nov. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 2.18% for the year ended May 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                $10.19        $9.55        $8.17        $7.18        $6.89
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.06)(b)     (.16)(b)     (.12)        (.11)        (.07)
Net gains (losses) (both realized and
 unrealized)                                         (4.73)         .80         1.66         1.32          .43
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.79)         .64         1.54         1.21          .36
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --           --         (.16)        (.22)        (.07)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.40       $10.19        $9.55        $8.17        $7.18
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $3           $2           $2          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.41%(e)     2.41%        2.35%        2.48%        2.75%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     2.08%(e)     2.19%        2.06%        2.18%        2.35%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (1.53%)(e)   (1.64%)      (1.47%)      (1.44%)      (1.70%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                94%         141%         163%         202%         218%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (47.01%)(i)    6.70%       19.11%       16.86%        5.29%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Nov. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 2.18% for the year ended May 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(i)          2008         2007         2006         2005
Net asset value, beginning of period                $10.77        $9.97        $8.42        $7.32        $6.97
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)     (.04)(b)     (.04)        (.02)          --
Net gains (losses) (both realized and
 unrealized)                                         (5.02)         .84         1.75         1.34          .45
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.03)         .80         1.71         1.32          .45
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from investment income                        --           --           --           --         (.03)
Distributions from realized gains                       --           --         (.16)        (.22)        (.07)
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --           --         (.16)        (.22)        (.10)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.74       $10.77        $9.97        $8.42        $7.32
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $91         $142          $99          $74          $39
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.05%(e)     1.11%         .96%        1.18%        1.50%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .87%(e)      .98%         .91%        1.10%        1.23%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.32%)(e)    (.43%)       (.32%)       (.21%)       (.59%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                94%         141%         163%         202%         218%
--------------------------------------------------------------------------------------------------------------
Total return                                       (46.70%)(h)    8.02%       20.57%       18.04%        6.49%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Nov. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.97% for the year ended May 31, 2008.
(h) Not annualized.
(i) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(j)          2008     2007(b)
Net asset value, beginning of period                $10.62        $9.89        $8.74
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.05)(c)     (.11)(c)     (.06)
Net gains (losses) (both realized and
 unrealized)                                         (4.93)         .84         1.37
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.98)         .73         1.31
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --           --         (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.64       $10.62        $9.89
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.85%(f)     1.94%        1.72%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.66%(f)     1.74%        1.62%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (1.11%)(f)   (1.13%)      (1.11%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                94%         141%         163%
--------------------------------------------------------------------------------------------------------------
Total return                                       (46.89%)(i)    7.38%       15.23%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(i) Not annualized.
(j) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(j)          2008     2007(b)
Net asset value, beginning of period                $10.67        $9.90        $8.74
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.03)(c)     (.08)(c)     (.05)
Net gains (losses) (both realized and
 unrealized)                                         (4.95)         .85         1.37
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.98)         .77         1.32
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --           --         (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.69       $10.67        $9.90
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.59%(f)     1.66%        1.53%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.18%(f)     1.27%        1.37%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.64%)(f)    (.75%)       (.85%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                94%         141%         163%
--------------------------------------------------------------------------------------------------------------
Total return                                       (46.67%)(i)    7.78%       15.35%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(b) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(i) Not annualized.
(j) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(i)          2008         2007         2006         2005
Net asset value, beginning of period                $10.70        $9.91        $8.39        $7.31        $6.96
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(b)     (.05)(b)     (.05)        (.03)        (.01)
Net gains (losses) (both realized and
 unrealized)                                         (4.97)         .84         1.73         1.33          .45
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.99)         .79         1.68         1.30          .44
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from investment income                        --           --           --           --         (.02)
Distributions from realized gains                       --           --         (.16)        (.22)        (.07)
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --           --         (.16)        (.22)        (.09)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.71       $10.70        $9.91        $8.39        $7.31
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.35%(e)     1.42%        1.31%        1.50%        1.80%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .94%(e)     1.03%        1.13%        1.25%        1.37%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.41%)(e)    (.46%)       (.54%)       (.39%)       (.74%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                94%         141%         163%         202%         218%
--------------------------------------------------------------------------------------------------------------
Total return                                       (46.64%)(h)    7.97%       20.28%       17.79%        6.40%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(h) Not annualized.
(i) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(j)          2008     2007(b)
Net asset value, beginning of period                $10.72        $9.93        $8.74
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(c)     (.05)(c)     (.03)
Net gains (losses) (both realized and
 unrealized)                                         (4.98)         .84         1.38
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.00)         .79         1.35
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --           --         (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.72       $10.72        $9.93
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.09%(f)     1.16%        1.02%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .92%(f)     1.02%         .87%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.38%)(f)    (.50%)       (.35%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                94%         141%         163%
--------------------------------------------------------------------------------------------------------------
Total return                                       (46.64%)(i)    7.96%       15.70%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(i) Not annualized.
(j) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO NOV. 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Partners Aggressive Growth Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of medium-sized U.S. companies.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Nov. 30, 2008, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R3 and Class R5 shares. At Nov. 30, 2008, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 27% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



VALUATION OF SECURITIES
Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------




reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Nov. 30, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an

--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Nov. 30, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions, investments in partnerships, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for periods beginning after Nov. 15, 2008. As of Nov. 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.


--------------------------------------------------------------------------------
38  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.89% to 0.765% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Mid-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $32,037 for the six months ended Nov. 30, 2008. The management fee for the six months ended Nov. 30, 2008 was 0.90% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENTS
The Investment Manager has Subadvisory Agreements with Turner Investment Partners, Inc. and American Century Investment Management, Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadvisor's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadvisor to manage the investment of the Fund's assets.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Nov. 30, 2008 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Nov. 30, 2008, other expenses paid to this company were $1,639.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.


--------------------------------------------------------------------------------
40  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $1,041,000 and $21,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $121,828 for Class A, $17,303 for Class B and $415 for Class C for the six months ended Nov. 30, 2008.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Nov. 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.32%
Class B.............................................  2.10
Class C.............................................  2.08
Class I.............................................  0.87
Class R2............................................  1.66
Class R3............................................  1.18
Class R4............................................  0.94
Class R5............................................  0.92


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $235,695
Class B..........................................    38,282
Class C..........................................     1,893




--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2.............................................  $  6
Class R3.............................................     6
Class R4.............................................   174


The management fees waived/reimbursed at the Fund level were $430,375.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until May 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  1.31%
Class B.............................................  2.08
Class C.............................................  2.07
Class I.............................................  0.86
Class R2............................................  1.66
Class R3............................................  1.41
Class R4............................................  1.16
Class R5............................................  0.91


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred directly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended Nov. 30, 2008, the Fund's transfer agency fees were reduced by $4,359 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $458,279,644 and $456,158,140, respectively, for the six months ended Nov. 30, 2008. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
42  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Income from securities lending amounted to $25,345 for the six months ended Nov. 30, 2008. Expenses paid to the Investment Manager as securities lending agent were $2,220 for the six months ended Nov. 30, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At Nov. 30, 2008, the Fund had no securities out on loan.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED NOV. 30, 2008
                                      ISSUED FOR
                                      REINVESTED                       NET
                            SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                  3,940,460        --       (4,474,319)        (533,859)
Class B                    369,461        --       (2,595,000)      (2,225,539)
Class C                     60,237        --          (35,789)          24,448
Class I                  3,226,777        --         (684,111)       2,542,666
Class R2                     1,091        --               --            1,091
Class R4                       318        --           (2,667)          (2,349)
----------------------------------------------------------------------------------



                                          YEAR ENDED MAY 31, 2008
                                      ISSUED FOR
                                      REINVESTED                       NET
                            SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                  5,991,682        --       (9,000,912)      (3,009,230)
Class B                    998,576        --       (3,295,014)      (2,296,438)
Class C                    169,527        --          (55,041)         114,486
Class I                  4,363,848        --       (1,030,333)       3,333,515
Class R2                     8,739        --               --            8,739
Class R4                    10,873        --           (1,904)           8,969
----------------------------------------------------------------------------------


5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $135,478,265 and $139,070,744, respectively, for the six months ended Nov. 30, 2008. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------




the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Nov. 30, 2008, can be found in the Portfolio of Investments.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Nov. 30, 2008.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.


--------------------------------------------------------------------------------
44  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes the Fund had a capital loss carry-over of $1,129,815,010 at May 31, 2008, that if not offset by capital gains will expire as follows:

    2009            2010            2011           2012
$763,613,904    $315,348,051    $23,741,111    $27,111,944


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------




http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. (transfer agent for the Seligman Funds) and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit. Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, each of Seligman, RiverSource Investments and their affiliates could, in the

--------------------------------------------------------------------------------
46  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies including those funds in the RiverSource complex of funds. Neither Seligman nor RiverSource Investments believes that the foregoing legal action or other possible actions will have a material adverse impact on Seligman, RiverSource Investments or their current or former clients, including the Seligman Funds and other investment companies managed by RiverSource Investments; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

9. SUBSEQUENT EVENT

Effective Dec. 15, 2008, the Fund will pay custodian fees to JPMorgan Chase Bank, N.A. and, in addition, JPMorgan Chase Bank, N.A. will serve as the securities lending agent for the Fund.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT  47

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
48  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2008 SEMIANNUAL REPORT

RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus.
                                RiverSource(R) mutual funds are distributed by RiverSource
                                Distributors, Inc., and RiverSource Fund Distributors Inc.,
                                Members FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6271 G (1/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PARTNERS FUNDAMENTAL VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2008


RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

                                          (PARTNERS FUNDAMENTAL VALUE FUND ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    4

Manager Commentary.................    9

Fund Expenses Example..............   12

Portfolio of Investments...........   14

Statement of Assets and
  Liabilities......................   19

Statement of Operations............   20

Statements of Changes in Net
  Assets...........................   21

Financial Highlights...............   22

Notes to Financial Statements......   27

Proxy Voting.......................   41



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners Fundamental Value Fund (the Fund) Class A shares declined
  38.28% (excluding sales charge) for the six months ended Nov. 30, 2008.

> The Fund underperformed its benchmark, the S&P 500 Index, which fell 35.20%, and the Fund's previous benchmark the Russell 1000(R) Value Index, which fell 34.83% during the same period.

> The Fund underperformed its peer group, as represented by the Lipper Large-Cap
  Core Funds Index and the Fund's previous peer group the Lipper Large-Cap Value Funds Index, which declined 36.05% and 35.66%, respectively, for the same six-month period.

ANNUALIZED TOTAL RETURNS (for period ended Nov. 30, 2008)
--------------------------------------------------------------------------------


                                                                        Since
                                                                      inception
                                6 months*   1 year  3 years  5 years   6/18/01
-------------------------------------------------------------------------------
RiverSource Partners
  Fundamental Value
  Fund Class A (excluding
  sales charge)                  -38.28%   -40.22%  -10.17%   -1.69%    -1.38%
-------------------------------------------------------------------------------
S&P 500 Index (unmanaged)(1)     -35.20%   -38.09%   -8.67%   -1.39%    -2.16%
-------------------------------------------------------------------------------
Russell 1000 Value Index
  (unmanaged)(2)                 -34.83%   -38.32%   -8.55%   +0.13%    +0.07%
-------------------------------------------------------------------------------
Lipper Large-Cap Core Funds
  Index(3)                       -36.05%   -38.52%   -9.15%   -2.15%    -2.90%
-------------------------------------------------------------------------------
Lipper Large Cap Value Funds
  Index(4)                       -35.66%   -39.12%   -9.11%   -1.17%    -1.79%
-------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
4  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices. On Jan. 1, 2008, the Russell 1000 Value Index was eliminated as the secondary benchmark for the Fund. Information on the S&P 500 Index and Russell 1000 Value Index will be included for a one-year transition period. In the future, however, only the S&P 500 Index, which will continue to be the Fund's primary benchmark, will be included.
(3) The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.*
(4) The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.*
* On Jan. 1, 2008, the Lipper Large-Cap Core Funds Index replaced the Lipper Large-Cap Value Funds Index for purposes of determining the performance incentive adjustment. The Fund's investment manager recommended this change because the new index more closely aligns to the Fund's investment strategy.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              1.27%       1.15%
-----------------------------------------
Class B              2.02%       1.91%
-----------------------------------------
Class C              2.02%       1.91%
-----------------------------------------
Class I              0.86%       0.76%
-----------------------------------------
Class R4             1.14%       1.06%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.02% for the year ended May 31, 2008), will not exceed 1.13% for Class A, 1.89% for Class B, 1.89% for Class C, 0.74% for Class I, and 1.04% for Class R4.



--------------------------------------------------------------------------------
6  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT NOV. 30, 2008
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  6/18/01)                   -38.28%   -40.22%  -10.17%   -1.69%    -1.38%
---------------------------------------------------------------------------
Class B (inception
  6/18/01)                   -38.53%   -40.72%  -10.87%   -2.45%    -2.13%
---------------------------------------------------------------------------
Class C (inception
  6/18/01)                   -38.67%   -40.76%  -10.96%   -2.49%    -2.10%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -38.24%   -40.10%   -9.92%     N/A     -3.53%
---------------------------------------------------------------------------
Class R4 (inception
  6/18/01)                   -38.30%   -40.09%   -9.93%   -1.47%    -1.17%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  6/18/01)                   -41.84%   -43.68%  -11.93%   -2.86%    -2.16%
---------------------------------------------------------------------------
Class B (inception
  6/18/01)                   -41.60%   -43.44%  -11.93%   -2.79%    -2.13%
---------------------------------------------------------------------------
Class C (inception
  6/18/01)                   -39.28%   -41.31%  -10.96%   -2.49%    -2.10%
---------------------------------------------------------------------------



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AT DEC. 31, 2008
                                                                   SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  6/18/01)                  -32.03%   -39.81%  -10.44%   -2.77%    -1.39%
--------------------------------------------------------------------------
Class B (inception
  6/18/01)                  -32.33%   -40.34%  +11.16%   -3.49%    -2.14
--------------------------------------------------------------------------
Class C (inception
  6/18/01)                  -32.19%   -40.29%  -11.11%   -3.47%    -2.07
--------------------------------------------------------------------------
Class I (inception
  3/4/04)                   -31.92%   -39.64%  -10.16%     N/A     -3.48
--------------------------------------------------------------------------
Class R4 (inception
  6/18/01)                  -31.79%   -39.55%  -10.15%   -2.47%    -1.15
--------------------------------------------------------------------------

With sales charge
Class A (inception
  6/18/01)                  -35.88%   -43.29%  -12.19%   -3.91%    -2.16
--------------------------------------------------------------------------
Class B (inception
  6/18/01)                  -35.46%   -43.10%  -12.14%   -3.81%    -2.14
--------------------------------------------------------------------------
Class C (inception
  6/18/01)                  -32.82%   -40.84%  -11.11%   -3.47%    -2.07
--------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

*   Not annualized.


--------------------------------------------------------------------------------
8  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Davis Selected Advisers, L.P. (Davis Advisors), an independent money management firm, manages RiverSource Partners Fundamental Value Fund's portfolio.

Dear Shareholders,

For the six months ended Nov. 30, 2008, Class A shares of RiverSource Partners Fundamental Value Fund (the Fund) declined 38.28% (excluding sales charge), underperforming the Fund's benchmark, the S&P 500 Index, which fell 35.20%. The Fund underperformed its peer group, as represented by the Lipper Large-Cap Core Funds Index, which declined 36.05%.

SIGNIFICANT PERFORMANCE FACTORS
The ten sectors that make up the S&P 500 Index all posted negative results for the six-month period ended Nov. 30, 2008. The financials sector, which was the Fund's largest sector weighting, performed particularly poorly. Although the Fund's financial company holdings outperformed their corresponding index sector, investments in that sector were the largest detractors from Fund performance for the period. Individual results were mixed: WELLS FARGO & CO., was among the top

SECTOR DIVERSIFICATION(1) (at Nov. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                      9.3%
------------------------------------------------
Consumer Staples                           16.0%
------------------------------------------------
Energy                                     18.3%
------------------------------------------------
Financials                                 29.1%
------------------------------------------------
Health Care                                 4.2%
------------------------------------------------
Industrials                                 6.6%
------------------------------------------------
Information Technology                      7.8%
------------------------------------------------
Materials                                   5.1%
------------------------------------------------
Telecommunication Services                  0.3%
------------------------------------------------
Utilities                                   0.2%
------------------------------------------------
Other(2)                                    3.1%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------


contributors to performance, while AMERICAN INTERNATIONAL GROUP, AMERICAN EXPRESS, MERRILL LYNCH & CO., and LOEWS were among the top detractors.

The Fund maintained an overweight position in energy companies relative to the benchmark during the period, and our energy holdings were the second largest detractors from performance by sector. The Fund's energy companies underperformed the corresponding index sector, with OCCIDENTAL PETROLEUM, CONOCOPHILLIPS, DEVON ENERGY, EOG RESOURCES and CANADIAN NATURAL RESOURCES among the Fund's worst performing holdings.

CHANGES TO THE FUND'S PORTFOLIO
Our long-term focus has historically resulted in low portfolio turnover. To avoid overreacting to past short-term performance, we focus deliberately on the future, considering each company's long-term business fundamentals. During the past six months, we have identified a number of foreign investment opportunities, and the Fund ended the period with approximately 11% of its assets invested in foreign companies.

There were two notable changes within the Fund's top 10 holdings. On May 31, 2008, both COMCAST and AMERICAN INTERNATIONAL GROUP were among the top 10 holdings. While the Fund continues to own these securities, as of Nov. 30, 2008, they are no longer among the top 10

TOP TEN HOLDINGS (at Nov. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

Berkshire Hathaway Cl B                     5.3%
------------------------------------------------
Costco Wholesale                            5.1%
------------------------------------------------
ConocoPhillips                              4.4%
------------------------------------------------
JPMorgan Chase & Co                         4.4%
------------------------------------------------
Wells Fargo & Co                            4.3%
------------------------------------------------
Occidental Petroleum                        3.7%
------------------------------------------------
EOG Resources                               3.7%
------------------------------------------------
Devon Energy                                3.6%
------------------------------------------------
Philip Morris Intl                          3.2%
------------------------------------------------
American Express                            3.0%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
10  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



holdings. At the beginning of the period, WELLS FARGO & CO. and PHILIP MORRIS INTERNATIONAL were among the top 20 holdings in the Fund. Due to changes in market value, however, these two stocks ended the period among the top 10. On Nov. 30, 2008, the Fund's top 10 holdings represented approximately 41% of total net assets.

OUR FUTURE STRATEGY
We are strong supporters of long-term buy-and-hold investing. We perform extensive fundamental research to identify companies with durable earnings that we can purchase at prices below our estimates of their intrinsic value and hold for the long term. Using this process, we have built a portfolio that is currently quite different in composition from the S&P 500 Index.

(LOGO - DAVIS ADVISORS)

DAVIS SELECTED ADVISERS, L.P.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.



  Although the Fund's financial company holdings outperformed their corresponding index sector, investments in that sector were the largest detractors from Fund performance for the period.






--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2008.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
12  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JUNE 1, 2008  NOV. 30, 2008  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  617.20        $4.72          1.17%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.10        $5.89          1.17%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  614.70        $7.77          1.93%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.31        $9.70          1.93%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  613.30        $7.76          1.93%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.31        $9.70          1.93%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  617.60        $3.15           .78%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.04        $3.93           .78%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  617.00        $4.35          1.08%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.55        $5.44          1.08%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov. 30, 2008: -38.28% for Class A, -38.53% for Class B, -38.67% for Class C, -38.24% for Class I and -38.30% for Class R4.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

NOV. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (96.6%)
ISSUER                                                 SHARES                VALUE(a)
AIR FREIGHT & LOGISTICS (0.6%)
United Parcel Service Cl B                              57,100             $3,288,960
-------------------------------------------------------------------------------------

AUTOMOBILES (0.8%)
Harley-Davidson                                        251,690              4,281,247
-------------------------------------------------------------------------------------

BEVERAGES (2.3%)
Diageo ADR                                             145,560(c)           8,205,217
Heineken Holding                                       175,590(c)           4,562,056
                                                                      ---------------
Total                                                                      12,767,273
-------------------------------------------------------------------------------------

CAPITAL MARKETS (3.1%)
Bank of New York Mellon                                380,600             11,497,925
E*TRADE Financial                                       55,230(b)              74,561
Goldman Sachs Group                                     22,570              1,782,804
Merrill Lynch & Co                                     210,898              2,788,071
Morgan Stanley                                          27,310                402,823
State Street                                            21,160                891,048
                                                                      ---------------
Total                                                                      17,437,232
-------------------------------------------------------------------------------------

CHEMICALS (0.6%)
Monsanto                                                39,100              3,096,720
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (4.5%)
Wachovia                                               191,982              1,078,939
Wells Fargo & Co                                       839,240             24,245,643
                                                                      ---------------
Total                                                                      25,324,582
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.6%)
Iron Mountain                                          409,856(b)           8,906,171
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.6%)
Cisco Systems                                          191,900(b)           3,174,026
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.5%)
Dell                                                   181,760(b)           2,030,259
Hewlett-Packard                                        176,570              6,229,390
                                                                      ---------------
Total                                                                       8,259,649
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.9%)
Martin Marietta Materials                               71,700              6,283,788
Vulcan Materials                                        71,710              4,301,166
                                                                      ---------------
Total                                                                      10,584,954
-------------------------------------------------------------------------------------

CONSUMER FINANCE (3.1%)
American Express                                       726,860             16,943,107
Discover Financial Services                             39,730                406,438
                                                                      ---------------
Total                                                                      17,349,545
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.7%)
Sealed Air                                             604,062              9,562,301
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.3%)
H&R Block                                              396,700              7,588,871
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.3%)
Citigroup                                              181,200              1,502,148
JPMorgan Chase & Co                                    772,390             24,453,868
Moody's                                                173,430              3,765,165
                                                                      ---------------
Total                                                                      29,721,181
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
ABB ADR                                                 53,490(c)             691,626
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.3%)
Agilent Technologies                                   266,220(b)           5,012,922
Tyco Electronics                                       155,531(c)           2,563,151
                                                                      ---------------
Total                                                                       7,576,073
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Transocean                                              64,044(b)           4,283,263
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (7.2%)
Costco Wholesale                                       551,850             28,403,719
CVS Caremark                                           410,361             11,871,744
Whole Foods Market                                      59,900                633,742
                                                                      ---------------
Total                                                                      40,909,205
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

FOOD PRODUCTS (0.3%)
Hershey                                                 39,990             $1,439,640
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.4%)
Cardinal Health                                        122,250              3,975,570
Express Scripts                                         95,330(b)           5,482,429
UnitedHealth Group                                     199,630              4,194,226
                                                                      ---------------
Total                                                                      13,652,225
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Garmin                                                  36,100(c)             616,588
Hunter Douglas                                          26,807(c)             615,447
                                                                      ---------------
Total                                                                       1,232,035
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.7%)
Procter & Gamble                                       152,400              9,806,940
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                                    145,700(b)           1,120,433
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.0%)
Siemens                                                 37,600(c)           2,248,482
Tyco Intl                                              157,361(c)           3,288,845
                                                                      ---------------
Total                                                                       5,537,327
-------------------------------------------------------------------------------------

INSURANCE (12.0%)
American Intl Group                                    650,700              1,307,907
Berkshire Hathaway Cl B                                  8,547(b)          29,905,953
Loews                                                  449,400             12,309,066
Markel                                                   1,630(b)             502,040
MBIA                                                    44,000                257,400
NIPPONKOA Insurance                                    598,300(c)           3,800,783
Principal Financial Group                               50,800                701,548
Progressive                                            781,620             11,739,932
Sun Life Financial                                      31,020(c)             626,294
Tokio Marine Holdings                                   76,700(c)           1,856,303
Transatlantic Holdings                                 131,325              5,205,723
                                                                      ---------------
Total                                                                      68,212,949
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.5%)
Amazon.com                                              53,640(b)           2,290,428
Liberty Media - Interactive Cl A                       132,300(b,e)           347,949
                                                                      ---------------
Total                                                                       2,638,377
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.7%)
eBay                                                    77,550(b)           1,018,232
Google Cl A                                              9,492(b)           2,780,776
                                                                      ---------------
Total                                                                       3,799,008
-------------------------------------------------------------------------------------

IT SERVICES (0.2%)
Visa Cl A                                               22,540              1,184,702
-------------------------------------------------------------------------------------

MACHINERY (0.3%)
PACCAR                                                  64,560              1,799,287
-------------------------------------------------------------------------------------

MARINE (0.7%)
China Shipping Development Series H                  1,432,000(c)           1,199,115
Kuehne & Nagel Intl                                     42,758(c)           2,609,882
                                                                      ---------------
Total                                                                       3,808,997
-------------------------------------------------------------------------------------

MEDIA (4.9%)
Comcast Special Cl A                                   855,720             14,350,424
Grupo Televisa ADR                                     395,700(c)           5,880,102
Liberty Entertainment Series A                         105,384(b,e)         1,250,908
News Corp Cl A                                         718,870              5,679,073
WPP ADR                                                  9,480(c)             262,786
                                                                      ---------------
Total                                                                      27,423,293
-------------------------------------------------------------------------------------

METALS & MINING (0.5%)
BHP Billiton                                           109,700(c)           1,984,860
Rio Tinto                                               39,100(c)             972,452
                                                                      ---------------
Total                                                                       2,957,312
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Sears Holdings                                           8,760(b)             317,550
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (17.4%)
Canadian Natural Resources                             207,600(c)           8,584,260
China Coal Energy Series H                           4,115,100(c)           2,509,140
ConocoPhillips                                         466,616             24,506,673
Devon Energy                                           283,100             20,479,454
EOG Resources                                          244,300             20,770,386
Occidental Petroleum                                   388,770             21,048,008
OGX Petroleo e Gas Participacoes                         3,200(b,c)           553,633
                                                                      ---------------
Total                                                                      98,451,554
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

PAPER & FOREST PRODUCTS (0.3%)
Sino-Forest Cl A                                       315,600(b,c)        $1,842,875
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Avon Products                                           70,830              1,494,513
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.7%)
Johnson & Johnson                                       57,900              3,391,782
Schering-Plough                                        382,700              6,433,187
                                                                      ---------------
Total                                                                       9,824,969
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.4%)
Dun & Bradstreet                                        96,800              7,744,000
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
Brookfield Asset Management Cl A                       197,900(c)           2,863,613
Hang Lung Group                                        825,000(c)           2,750,662
                                                                      ---------------
Total                                                                       5,614,275
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Texas Instruments                                      502,960              7,831,087
-------------------------------------------------------------------------------------

SOFTWARE (2.1%)
Microsoft                                              580,800             11,743,776
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.6%)
Bed Bath & Beyond                                      198,620(b)           4,030,000
CarMax                                                 276,800(b)           2,106,448
Lowe's Companies                                       140,150              2,895,499
                                                                      ---------------
Total                                                                       9,031,947
-------------------------------------------------------------------------------------

TOBACCO (4.2%)
Altria Group                                           369,700              5,944,776
Philip Morris Intl                                     422,450             17,810,492
                                                                      ---------------
Total                                                                      23,755,268
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.0%)
China Merchants Holdings Intl                        2,311,597(c)           4,428,259
COSCO Pacific                                        1,476,200(c)           1,094,321
                                                                      ---------------
Total                                                                       5,522,580
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Sprint Nextel                                          529,050              1,476,050
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $675,533,049)                                                     $544,065,848
-------------------------------------------------------------------------------------




BONDS (0.1%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
-------------------------------------------------------------------------------------

PAPER
Sino-Forest
 08-01-13                            5.00%           $1,221,000(c,d)         $659,975
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,221,000)                                                           $659,975
-------------------------------------------------------------------------------------




MONEY MARKET FUND (3.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 0.69%                                    17,138,122(f)        $17,138,122
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $17,138,122)                                                       $17,138,122
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $693,892,171)(g)                                                  $561,863,945
=====================================================================================






See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2008, the value of foreign securities represented 11.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2008, the value of these securities amounted to $659,975 or 0.1% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) Affiliated Money Market Fund -- See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at Nov. 30, 2008.

(g) At Nov. 30, 2008, the cost of securities for federal income tax purposes was approximately $693,892,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $77,675,000
     Unrealized depreciation                         (209,703,000)
     ------------------------------------------------------------
     Net unrealized depreciation                    $(132,028,000)
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Nov. 30, 2008:

                                        FAIR VALUE AT NOV. 30, 2008
                        -----------------------------------------------------------
                             LEVEL 1         LEVEL 2
                          QUOTED PRICES       OTHER        LEVEL 3
                            IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                           MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION             IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities               $532,687,577    $29,176,368       $--       $561,863,945




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
NOV. 30, 2008 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $676,754,049)              $ 544,725,823
  Affiliated money market fund (identified cost $17,138,122)          17,138,122
--------------------------------------------------------------------------------
Total investments in securities (identified cost $693,892,171)       561,863,945
Foreign currency holdings (identified cost $83,515)                       83,517
Capital shares receivable                                                108,802
Dividends and accrued interest receivable                                993,403
Receivable for investment securities sold                                730,692
--------------------------------------------------------------------------------
Total assets                                                         563,780,359
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   521,573
Payable for investment securities purchased                               26,761
Accrued investment management services fees                               22,194
Accrued distribution fees                                                 92,614
Accrued transfer agency fees                                               7,526
Accrued administrative services fees                                       1,815
Accrued plan administration services fees                                     69
Other accrued expenses                                                   100,606
--------------------------------------------------------------------------------
Total liabilities                                                        773,158
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 563,007,201
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $   1,512,371
Additional paid-in capital                                           680,416,816
Undistributed net investment income                                    4,597,465
Accumulated net realized gain (loss)                                   8,507,086
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (132,026,537)
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 563,007,201
--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $361,449,528           96,755,754                       $3.74(1)
Class B                     $ 76,441,346           21,302,808                       $3.59
Class C                     $  8,619,916            2,391,316                       $3.60
Class I                     $116,146,381           30,694,387                       $3.78
Class R4                    $    350,030               92,826                       $3.77
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $3.97. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  19

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED NOV. 30, 2008 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $   7,078,238
Interest                                                                  24,126
Income distributions from affiliated money market fund                   272,947
Fee income from securities lending                                       135,813
  Less foreign taxes withheld                                            (64,131)
--------------------------------------------------------------------------------
Total income                                                           7,446,993
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    2,952,513
Distribution fees
  Class A                                                                639,394
  Class B                                                                566,431
  Class C                                                                 60,643
Transfer agency fees
  Class A                                                                584,437
  Class B                                                                136,846
  Class C                                                                 14,304
  Class R4                                                                   139
Administrative services fees                                             225,643
Plan administration services fees -- Class R4                                693
Compensation of board members                                             10,295
Custodian fees                                                            56,685
Printing and postage                                                      97,930
Registration fees                                                         16,835
Professional fees                                                         23,553
Other                                                                     11,551
--------------------------------------------------------------------------------
Total expenses                                                         5,397,892
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                          (653,187)
  Earnings and bank fee credits on cash balances                          (4,590)
--------------------------------------------------------------------------------
Total net expenses                                                     4,740,115
--------------------------------------------------------------------------------
Investment income (loss) -- net                                        2,706,878
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                              (29,705,854)
  Foreign currency transactions                                          (39,722)
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                              (29,745,576)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (338,860,357)
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (368,605,933)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(365,899,055)
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                      NOV. 30, 2008    MAY 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                       $   2,706,878  $    4,453,353
Net realized gain (loss) on investments                                 (29,745,576)     78,062,582
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                   (338,860,357)   (147,895,302)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        (365,899,055)    (65,379,367)
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                      --      (5,328,749)
    Class I                                                                      --      (1,113,892)
    Class R4                                                                     --         (10,246)
  Net realized gain
    Class A                                                                      --     (57,660,342)
    Class B                                                                      --     (15,547,462)
    Class C                                                                      --      (1,374,710)
    Class I                                                                      --      (7,855,870)
    Class R4                                                                     --         (74,836)
---------------------------------------------------------------------------------------------------
Total distributions                                                              --     (88,966,107)
---------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                      $  42,269,823  $   77,701,207
  Class B shares                                                          4,812,797      10,928,237
  Class C shares                                                            812,066       1,560,350
  Class I shares                                                         26,057,056      76,186,314
  Class R4 shares                                                                --          49,185
Reinvestment of distributions at net asset value
  Class A shares                                                                 --      61,212,166
  Class B shares                                                                 --      15,301,750
  Class C shares                                                                 --       1,353,701
  Class I shares                                                                 --       8,969,184
  Class R4 shares                                                                --          83,875
Payments for redemptions
  Class A shares                                                        (88,755,739)   (202,901,003)
  Class B shares                                                        (36,248,268)    (93,092,291)
  Class C shares                                                         (1,897,882)     (4,511,172)
  Class I shares                                                         (3,267,937)     (5,067,202)
  Class R4 shares                                                          (163,620)       (273,992)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (56,381,704)    (52,499,691)
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (422,280,759)   (206,845,165)
Net assets at beginning of period                                       985,287,960   1,192,133,125
---------------------------------------------------------------------------------------------------
Net assets at end of period                                           $ 563,007,201  $  985,287,960
---------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                              $   4,597,465  $    1,890,587
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(J)          2008         2007         2006         2005
Net asset value, beginning of period                 $6.06        $7.02        $6.05        $5.45        $5.04
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)       .04(b)       .03          .02          .01
Net gains (losses) (both realized and
 unrealized)                                         (2.34)        (.42)        1.21          .60          .42
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.32)        (.38)        1.24          .62          .43
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.05)        (.02)        (.02)        (.02)
Distributions from realized gains                       --         (.53)        (.25)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.58)        (.27)        (.02)        (.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.74        $6.06        $7.02        $6.05        $5.45
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $361         $648         $823         $741         $641
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.35%(e)     1.27%        1.18%        1.26%        1.30%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.17%(e)     1.20%        1.13%        1.26%        1.30%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .75%(e)      .55%         .67%         .46%         .58%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                10%          14%          12%          20%           2%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (38.28%)(i)   (5.49%)      20.76%       11.38%        8.57%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended May 31,                       2008(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $5.84        $6.79        $5.89        $5.32        $4.94
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(b),(c)  (.01)(b)     (.01)        (.02)        (.02)
Net gains (losses) (both realized and
 unrealized)                                         (2.25)        (.41)        1.16          .59          .40
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.25)        (.42)        1.15          .57          .38
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.53)        (.25)          --           --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.59        $5.84        $6.79        $5.89        $5.32
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $76         $162         $258         $281         $294
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.12%(f)     2.02%        1.95%        2.03%        2.06%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.93%(f)     1.96%        1.89%        2.03%        2.06%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.02%)(f)    (.23%)       (.11%)       (.30%)       (.20%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                10%          14%          12%          20%           2%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (38.53%)(j)   (6.27%)      19.76%       10.71%        7.69%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended May 31,                       2008(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $5.87        $6.82        $5.91        $5.34        $4.96
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(b),(c)  (.01)(b)     (.01)        (.01)        (.02)
Net gains (losses) (both realized and
 unrealized)                                         (2.27)        (.41)        1.17          .58          .40
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.27)        (.42)        1.16          .57          .38
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.53)        (.25)          --           --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.60        $5.87        $6.82        $5.91        $5.34
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $9          $15          $20          $18          $17
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.11%(f)     2.02%        1.94%        2.03%        2.07%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.93%(f)     1.96%        1.89%        2.03%        2.07%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.01%)(f)    (.21%)       (.09%)       (.31%)       (.20%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                10%          14%          12%          20%           2%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (38.67%)(j)   (6.24%)      19.87%       10.67%        7.66%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended May 31,                        2008(i)         2008         2007         2006         2005
Net asset value, beginning of period                 $6.12        $7.09        $6.11        $5.49        $5.07
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .06(b)       .06          .04          .02
Net gains (losses) (both realized and
 unrealized)                                         (2.37)        (.42)        1.20          .62          .44
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.34)        (.36)        1.26          .66          .46
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.08)        (.03)        (.04)        (.04)
Distributions from realized gains                       --         (.53)        (.25)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.61)        (.28)        (.04)        (.04)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.78        $6.12        $7.09        $6.11        $5.49
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $116         $159          $91          $86          $38
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .88%(e)      .86%         .76%         .83%         .85%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .78%(e)      .84%         .76%         .83%         .85%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.16%(e)      .91%        1.05%         .91%        1.10%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                10%          14%          12%          20%           2%
--------------------------------------------------------------------------------------------------------------
Total return                                       (38.24%)(h)   (5.20%)      21.04%       11.96%        8.99%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(h) Not annualized.
(i) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended May 31,                        2008(i)         2008         2007         2006         2005
Net asset value, beginning of period                 $6.11        $7.06        $6.08        $5.47        $5.06
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .06(b)       .05          .03          .02
Net gains (losses) (both realized and
 unrealized)                                         (2.37)        (.41)        1.21          .61          .42
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.34)        (.35)        1.26          .64          .44
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.07)        (.03)        (.03)        (.03)
Distributions from realized gains                       --         (.53)        (.25)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.60)        (.28)        (.03)        (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.77        $6.11        $7.06        $6.08        $5.47
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--           $1           $1           $1           $1
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.17%(e)     1.14%        1.03%        1.09%        1.13%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .84%(e)      .83%         .96%        1.09%        1.13%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.06%(e)      .91%         .87%         .64%         .79%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                10%          14%          12%          20%           2%
--------------------------------------------------------------------------------------------------------------
Total return                                       (38.30%)(h)   (4.97%)      20.99%       11.65%        8.70%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(h) Not annualized.
(i) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO NOV. 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Partners Fundamental Value Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of U.S. companies.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Nov. 30, 2008, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest


--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Nov. 30, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Nov. 30, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Nov. 30, 2008, foreign currency holdings were entirely comprised of Hong Kong dollars.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At Nov. 30, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all

--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for periods beginning after Nov. 15, 2008. As of Nov. 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.73% to 0.60% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $157,292 for the six months ended Nov. 30, 2008. The management fee for the six months ended Nov. 30, 2008 was 0.76% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Davis Selected Advisers, L.P. (Davis) to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Davis to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Nov. 30, 2008 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited

--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



administrative services to the Fund and the Board. For the six months ended Nov. 30, 2008, other expenses paid to this company were $2,770.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication, and education services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $3,180,000 and $103,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $221,443 for Class A, $50,528 for Class B and $448 for Class C for the six months ended Nov. 30, 2008.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Nov. 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.17%
Class B.............................................  1.93
Class C.............................................  1.93
Class I.............................................  0.78
Class R4............................................  0.84


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $226,376
Class B..........................................    51,882
Class C..........................................     5,353


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4...........................................  $662


The management fees waived/reimbursed at the Fund level were $368,914.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until May 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  1.13%
Class B.............................................  1.89
Class C.............................................  1.89
Class I.............................................  0.74
Class R4............................................  1.04




--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended Nov. 30, 2008, the Fund's transfer agency fees were reduced by $4,590 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $77,610,979 and $104,910,494, respectively, for the six months ended Nov. 30, 2008. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $135,813 for the six months ended Nov. 30, 2008. Expenses paid to the Investment Manager as securities lending agent were $1,459 for the six months ended Nov. 30, 2008 which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At Nov. 30, 2008, the Fund had no outstanding securities lending out on loan.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:


                                     SIX MONTHS ENDED NOV. 30, 2008
                                    ISSUED FOR
                                    REINVESTED                        NET
                         SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
---------------------------------------------------------------------------------
Class A                8,435,541            --   (18,693,604)     (10,258,063)
Class B                1,025,973            --    (7,448,805)      (6,422,832)
Class C                  178,180            --      (421,100)        (242,920)
Class I                5,481,418            --      (722,833)       4,758,585
Class R4                      --            --       (31,099)         (31,099)
---------------------------------------------------------------------------------




--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


                                        YEAR ENDED MAY 31, 2008
                                    ISSUED FOR
                                    REINVESTED                        NET
                         SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
---------------------------------------------------------------------------------
Class A               11,753,826    10,018,347   (31,954,435)     (10,182,262)
Class B                1,785,311     2,589,128   (14,617,989)     (10,243,550)
Class C                  253,568       227,896      (727,230)        (245,766)
Class I               12,423,847     1,453,677      (755,817)      13,121,707
Class R4                   7,043        13,638       (44,758)         (24,077)
---------------------------------------------------------------------------------


5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $62,319,819 and $117,194,462, respectively, for the six months ended Nov. 30, 2008. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Nov. 30, 2008 can be found in the Portfolio of Investments.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at

--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Nov. 30, 2008.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. (transfer agent for the Seligman Funds) and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is

--------------------------------------------------------------------------------
38  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit. Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, each of Seligman, RiverSource Investments and their affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies including those funds in the RiverSource complex of funds. Neither Seligman nor RiverSource Investments believes that the foregoing legal action or other possible actions will have a material adverse impact on Seligman, RiverSource Investments or their current or former clients, including the Seligman Funds and other investment companies managed by RiverSource Investments; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

8. SUBSEQUENT EVENTS

Effective Dec. 15, 2008, the Fund will pay custodian fees to JPMorgan Chase Bank, N.A. and, in addition, JPMorgan Chase Bank, N.A. will serve as the securities lending agent for the Fund.


--------------------------------------------------------------------------------
40  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2008 SEMIANNUAL REPORT  41

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6247 J (1/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PARTNERS SELECT VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2008


RIVERSOURCE PARTNERS SELECT VALUE FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF
CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    4

Manager Commentary.................    8

Fund Expenses Example..............   15

Portfolio of Investments...........   17

Statement of Assets and
  Liabilities......................   22

Statement of Operations............   23

Statements of Changes in Net
  Assets...........................   24

Financial Highlights...............   25

Notes to Financial Statements......   30

Proxy Voting.......................   44



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners Select Value Fund (the Fund) Class A shares (excluding sales charge) decreased 40.98% for the six months ended Nov. 30, 2008.

> The Fund outperformed its benchmark, the Russell Midcap(R) Value Index, which fell 41.52% and underperformed its previous benchmark, the Russell 3000(R) Value Index, which lost 34.68% during the period.

> The Fund outperformed its peer group, as represented by the Lipper Mid-Cap
  Value Funds Index, which decreased 42.70% and underperformed its previous peer group, the Lipper Multi-Cap Value Funds Index, which declined 37.20% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended Nov. 30, 2008)
--------------------------------------------------------------------------------


                                                                 Since
                                                               inception
                         6 months*   1 year  3 years  5 years    3/8/02
------------------------------------------------------------------------
RiverSource Partners
  Select Value Fund
  Class A (excluding
  sales charge)           -40.98%   -42.29%   -9.33%   -2.05%    +0.09%
------------------------------------------------------------------------
Russell Midcap Value
  Index (unmanaged)(1)    -41.52%   -41.95%  -11.11%   +0.22%    +1.84%
------------------------------------------------------------------------
Russell 3000 Value
  Index (unmanaged)(2)    -34.68%   -37.95%   -8.65%   +0.09%    +0.17%
------------------------------------------------------------------------
Lipper Mid-Cap Value
  Funds Index(3)          -42.70%   -42.54%  -11.31%   -1.35%    +0.18%
------------------------------------------------------------------------
Lipper Multi-Cap Value
  Funds Index(4)          -37.20%   -40.22%  -10.92%   -2.13%    -1.41%
------------------------------------------------------------------------


 *  Not annualized.

Please see facing page for table footnotes and additional disclosures.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices. On Jan. 1, 2008, the Russell 3000 Value Index was replaced with the Russell Midcap Value Index, which will be used as the Fund's primary benchmark going forward. Information on both indexes will be included for a one year transition period. In the future, however, only the Russell Midcap Value Index will be included.
(3) The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.*
(4) The Lipper Multi-Cap Value Funds Index includes the 30 largest multi-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.*

* On Jan. 1, 2008, the Lipper Mid-Cap Value Funds Index replaced the Lipper Multi-Cap Value Funds Index for purposes of determining performance incentive adjustment. The Fund's investment manager recommended this change because the new index more closely aligns to the Fund's investment strategy.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
   X                      MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              1.53%       1.37%
-----------------------------------------
Class B              2.29%       2.13%
-----------------------------------------
Class C              2.29%       2.13%
-----------------------------------------
Class I              1.08%       0.95%
-----------------------------------------
Class R4             1.38%       1.23%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.09% for the year ended May 31, 2008), will not exceed 1.28% for Class A, 2.04% for Class B, 2.04% for Class C, 0.86% for Class I and 1.14% for Class R4.

Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
6  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT NOV. 30, 2008
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  3/8/02)                    -40.98%   -42.29%   -9.33%   -2.05%    +0.09%
---------------------------------------------------------------------------
Class B (inception
  3/8/02)                    -41.16%   -42.73%  -10.01%   -2.79%    -0.66%
---------------------------------------------------------------------------
Class C (inception
  3/8/02)                    -41.16%   -42.72%   -9.98%   -2.77%    -0.64%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -40.85%   -42.12%   -8.95%     N/A     -3.82%
---------------------------------------------------------------------------
Class R4 (inception
  3/8/02)                    -40.97%   -42.27%   -9.13%   -1.87%    +0.29%
---------------------------------------------------------------------------
With sales charge
Class A (inception
  3/8/02)                    -44.40%   -45.65%  -11.09%   -3.21%    -0.77%
---------------------------------------------------------------------------
Class B (inception
  3/8/02)                    -44.11%   -45.26%  -10.69%   -3.01%    -0.66%
---------------------------------------------------------------------------
Class C (inception
  3/8/02)                    -41.75%   -43.22%   -9.98%   -2.77%    -0.64%
---------------------------------------------------------------------------



AT DEC. 31, 2008
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  3/8/02)                    -31.73%   -36.76%   -7.49%   -1.77%    +1.11%
---------------------------------------------------------------------------
Class B (inception
  3/8/02)                    -32.21%   -37.45%   -8.26%   -2.58%    +0.31%
---------------------------------------------------------------------------
Class C (inception
  3/8/02)                    -31.88%   -37.29%   -8.15%   -2.51%    +0.36%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -31.62%   -36.71%   -7.19%     N/A     -2.40%
---------------------------------------------------------------------------
Class R4 (inception
  3/8/02)                    -31.60%   -36.60%   -7.18%   -1.54%    +1.34%
---------------------------------------------------------------------------
With sales charge
Class A (inception
  3/8/02)                    -35.71%   -40.43%   -9.29%   -2.93%    +0.25%
---------------------------------------------------------------------------
Class B (inception
  3/8/02)                    -35.57%   -40.55%   -8.96%   -2.79%    +0.31%
---------------------------------------------------------------------------
Class C (inception
  3/8/02)                    -32.55%   -37.91%   -8.15%   -2.51%    +0.36%
---------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY  ------------------------------------------------------------
(UNAUDITED)

RiverSource Partners Select Value Fund's portfolio is managed by two independent money management firms that each invest a portion of Fund assets in mid-cap company stocks. The Fund's goal is to provide long-term capital growth. As of Nov. 30, 2008, Systematic Financial Management, L.P. (Systematic) and WEDGE Capital Management, L.L.P. (WEDGE) managed approximately 56% and 44% of the Fund's portfolio, respectively.

Dear Shareholders,

RiverSource Partners Select Value Fund (the Fund) Class A shares (excluding sales charge) decreased 40.98% for the six months ended Nov. 30, 2008, outperforming its benchmark, the Russell Midcap(R) Value Index (Russell Index), which fell 41.52%. The Fund outperformed its peer group, as represented by the Lipper Mid-Cap Value Funds Index, which decreased 42.70% for the same time frame.


SECTOR DIVERSIFICATION(1) (at Nov. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     11.1%
------------------------------------------------
Consumer Staples                            8.2%
------------------------------------------------
Energy                                      4.8%
------------------------------------------------
Financials                                 27.2%
------------------------------------------------
Health Care                                 6.8%
------------------------------------------------
Industrials                                 9.9%
------------------------------------------------
Information Technology                      9.6%
------------------------------------------------
Materials                                   6.4%
------------------------------------------------
Telecommunication Services                  2.2%
------------------------------------------------
Utilities                                  12.0%
------------------------------------------------
Other(2)                                    1.8%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
8  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SIGNIFICANT PERFORMANCE FACTORS
SYSTEMATIC: This period has been a difficult one for investors as the market has fallen precipitously and volatility has spiked. In this environment, our approach of combining multiple methodologies has benefited performance for our portion of the Fund. Stock selection within the financials and information technology sectors gave primary assistance to performance. Conversely, stock selection within the materials and industrials sectors detracted from performance, as did our overweight to the energy sector.

Notably, our focus on valuation in combination with relative fundamental improvement kept us away from many of the "value traps" that were present during the period. A strong example of this focus comes from our stock selection in the financials sector. Although it has been the epicenter of the credit crisis and has been one of the most fundamentally challenged sectors, our focus on quality paid off as our stock selection in this sector added significantly to performance.

Our combination of quantitative and fundamental methodologies has also proven valuable in this environment. With conditions changing so quickly, our quantitative work provided new candidates for inclusion in the portfolio. However, when markets move rapidly, as they did during the reporting period, numbers may not tell the whole story -- diligent

TOP TEN HOLDINGS (at Nov. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

NTELOS Holdings                             2.3%
------------------------------------------------
Duke Realty                                 1.9%
------------------------------------------------
VF                                          1.9%
------------------------------------------------
Sonoco Products                             1.9%
------------------------------------------------
American Electric Power                     1.8%
------------------------------------------------
Comerica                                    1.8%
------------------------------------------------
Noble                                       1.8%
------------------------------------------------
Eaton                                       1.8%
------------------------------------------------
Computer Sciences                           1.8%
------------------------------------------------
Questar                                     1.8%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued)  ------------------------------------------------



fundamental research is critically important to both validate the quantitative results and uncover information not captured by the quantitative results.

Also, our risk controls served us well in these turbulent markets. By maintaining a portfolio broadly diversified by sector and individual stock position in our portion of the Fund, we avoided concentration that could have proven very detrimental to results.

One stock that added to performance during the period was BB&T CORPORATION, which is a bank holding company operating primarily in the Southeast and mid-Atlantic regions. We like the company for its conservative underwriting standards, which is a corporate philosophy that has shown up in our quantitative research. No bank has been immune from the broader macroeconomic headwinds facing the financial sector. However, in our opinion, we feel that BB&T is better positioned than most, boasting strong capital levels that should allow it to gain market share in an increasingly challenging business environment. Adding to its attractive position in the market is BB&T's well-covered, solid dividend rate of almost 5%, a payout that the firm's management recently reiterated to Wall Street as solid for the foreseeable future. Also, the stock is trading at a very reasonable valuation.

A performance detractor during the period came from the energy sector. NOBLE ENERGY is an oil exploration and production company that was hurt by falling oil prices during the period. It remains in our portion of the portfolio because we believe the company is executing its strategy well as production rates continue to come in at the high end of expectations. They are also doing an excellent job controlling costs and have a relatively low risk project pipeline. Furthermore, their most recent conference presentation gave us increased confidence in the exploration part of the business.

WEDGE: We are obviously in the midst of a very severe economic contraction with extremely volatile financial markets driven largely by emotion -- fear of the unknown -- coupled with forced selling by leveraged hedge funds and mutual funds to meet margin calls and redemption requests. Global policymakers have unleashed unprecedented monetary and fiscal stimulus programs to inject liquidity into the credit

--------------------------------------------------------------------------------
10  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



markets, encourage lending, stabilize the housing market and stimulate the economy. Commodity prices have plummeted and interest rates are, in some cases, at historic lows. This is certainly a market in which investors have been tested, but we feel that patience and a long-term focus will serve investors well.

Performance in our segment of the Fund was aided primarily by our broad focus on higher quality companies and security selection in retail (FAMILY DOLLAR STORES and VF CORPORATION). Our broad sector weightings (cautiously underweighting consumer discretionary and overweighting consumer staples) also helped performance.

Returns for our portion of the Fund were negatively impacted by security selection in the financials sector and industrial services area. Within the financials sector, GENWORTH FINANCIAL and LINCOLN NATIONAL were impacted by continued turmoil in the financial and housing markets. With the equity market off approximately 45% from its peak in 2007, investors focused on the declining values of investment portfolios of companies throughout the life insurance/retirement product industry, as well as the impact of minimum benefit guarantees on their variable annuity business. Concern centered on the unpredictability of future downgrades by the rating agencies and the potential need for these companies to raise additional dilutive capital to continue meeting regulatory requirements. In Genworth's case, additional investor concern centered on the mortgage insurance segment of their business due to the continued and accelerating decline in home values, despite the company's focus on prime borrowers, the fact that they have dramatically


  History has shown that once investor sentiment rotates to either high or low quality stocks, it is generally a trend that lasts for several years. -- WEDGE






--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  11

MANAGER COMMENTARY (continued)  ------------------------------------------------



outperformed their peers and had ample liquidity to meet upcoming debt maturities.

Within the industrial services arena, RR DONNELLEY, the world's largest commercial printer, was hurt by industry-wide concerns about macroeconomic conditions and their impact on pricing, capacity utilization, and ultimately profitability. Investors ignored the company's ability to generate significant cash flow and that it has been able to enhance growth through strategic acquisitions.

CHANGES TO THE FUND'S PORTFOLIO
SYSTEMATIC: There were no major changes made to the positioning of our segment of the portfolio during this period. At the margin, we rotated into some less economically sensitive issues with good cash flow characteristics and limited leverage. In accordance with our discipline, our segment is positioned in companies that we believe have the best combination of valuation and relative fundamental performance potential. The portfolio remains broadly diversified in terms of both sector and position size.

WEDGE: During the reporting period, we made several adjustments to the insurance holdings in our portion of the Fund. We sold SAFECO, locking in gains as the firm was in the process of being acquired by Liberty Mutual. We sold GENWORTH due partially to the reasons noted above, plus reduced near-term optimism due to a weaker than expected share price rebound after the company took steps to address investors' liquidity concerns, sustained equity market weakness, and overwhelmingly negative investor sentiment. We added ALLSTATE, a leading, financially strong, property and casualty insurer with excess capital and a historically stable book of business. HCC INSURANCE HOLDINGS, a conservative, attractively priced, high quality property and casualty insurer/reinsurer, was also purchased in our Fund segment.

We increased our segment's allocation to the capital goods industry group, adding DOVER CORPORATION as a new position, as well as increasing our commitment to EATON CORPORATION. Dover Corporation is a high quality, diversified industrial company with considerable free cash flow yield that is well positioned to take advantage of potential acquisition opportunities, buy back shares and raise its dividend. Eaton

--------------------------------------------------------------------------------
12  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Corporation is a global, diversified, manufacturer of highly engineered products. The company is trading at a single-digit multiple, with likely near-term earnings accretion due to cost savings associated with recent acquisitions.

Within the information technology sector, we sold CADENCE DESIGN SYSTEMS due to deterioration in their earnings predictability and relative risk/return potential. At the same time we added SYBASE, a provider of relational database management systems, which we feel offers strong earnings growth potential, free cash flow and a significant amount of excess cash on its balance sheet. Additional transactions have been executed during this period, as we have reduced positions to take advantage of favorable performance, reinvesting the proceeds in other names with somewhat more attractive risk/return potential.

OUR FUTURE STRATEGY
SYSTEMATIC: One theme that we observed during the period was the shift in investors' focus from company-specific fundamentals to macroeconomic events. In this environment, many good companies saw their stock driven to exceptionally low levels in terms of both price and valuation. Because we look at the combination of fundamentals and valuation together, we are willing to pay more, at the margin, for companies with superior fundamental performance. We will continue to focus on company specific performance because, in our view, market history has demonstrated that stock prices follow earnings.

WEDGE: In our portion of the Fund, we maintain an underweight position, vs. the Russell Index, in financials, as we believe the current credit cycle could take some more time to play out. Our bank holdings are diversified both geographically and by loan type, with a below-market exposure to consumer credit. We have retained our overweight positions in information technology, health care, and consumer staples. We believe that the information technology sector should benefit from attractive valuations as companies look for new ways to increase productivity. Health care and consumer staples should also become increasingly attractive as the earnings growth rates for most other sectors are more significantly impacted by the challenging economic environment.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  13

MANAGER COMMENTARY (continued)  ------------------------------------------------

Going forward, subject to finding appropriate company fundamentals and reasonable valuations, we will target high quality companies with sustainable earnings growth and attempt to increase the dividend yield in our portion of the Fund. While we will evaluate the broad market due to the breadth of value opportunities with the market's fall, likely areas of our research focus would be the beaten-down consumer discretionary and financials sectors.

History has shown that once investor sentiment rotates to either high or low quality stocks, it is generally a trend that lasts for several years. With continued economic uncertainty, a dramatic credit contraction, and perhaps a slow, muted recovery due to the fact that consumers must rebuild their balance sheets, we feel that our high quality companies, with strong balance sheets and ample free cash flow should be in a beneficial position for some time.



(SYSTEMATIC LOGO)                      (WEDGECAPITAL LOGO)

Systematic Financial                   WEDGE Capital
Management, L.P.                       Management, L.L.P.




Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.


--------------------------------------------------------------------------------
14  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE  ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2008.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  15

FUND EXPENSES EXAMPLE (continued)  ---------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JUNE 1, 2008  NOV. 30, 2008  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  590.20        $ 5.55         1.40%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.95        $ 7.04         1.40%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  588.40        $ 8.55         2.16%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.16        $10.85         2.16%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  588.40        $ 8.55         2.16%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.16        $10.85         2.16%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  591.50        $ 3.89          .98%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.04        $ 4.94          .98%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  590.30        $ 5.00         1.26%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.65        $ 6.34         1.26%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov. 30, 2008: -40.98% for Class A, -41.16% for Class B, -41.16% for Class C, -40.85% for Class I and -40.97% for Class R4.


--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

NOV. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (97.6%)
ISSUER                                                 SHARES                VALUE(a)
AIRLINES (0.8%)
Continental Airlines Cl B                              125,300(b)          $1,839,404
-------------------------------------------------------------------------------------

AUTO COMPONENTS (1.4%)
BorgWarner                                             112,100              2,652,286
Exide Technologies                                     104,000(b)             468,000
                                                                      ---------------
Total                                                                       3,120,286
-------------------------------------------------------------------------------------

BEVERAGES (0.5%)
Central European Distribution                           47,500(b)           1,122,900
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.0%)
Invesco                                                210,100              2,636,755
State Street                                            45,500              1,916,005
                                                                      ---------------
Total                                                                       4,552,760
-------------------------------------------------------------------------------------

CHEMICALS (1.8%)
Celanese Series A                                       56,100                647,955
Intl Flavors & Fragrances                               65,200              1,991,208
Terra Inds                                              97,100              1,428,341
                                                                      ---------------
Total                                                                       4,067,504
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.3%)
Bank of Hawaii                                          49,600              2,212,656
BB&T                                                    18,800                563,436
Comerica                                               179,000              4,036,450
Susquehanna Bancshares                                  42,000                641,760
                                                                      ---------------
Total                                                                       7,454,302
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.6%)
Covanta Holding                                         16,500(b)             329,175
RR Donnelley & Sons                                    282,600              3,605,976
Steelcase Cl A                                         277,800              1,791,810
                                                                      ---------------
Total                                                                       5,726,961
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.9%)
Comtech Telecommunications                              44,600(b)           2,115,378
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (3.7%)
AptarGroup                                              57,317              1,916,680
Crown Holdings                                         140,000(b)           2,247,000
Sonoco Products                                        167,100              4,194,210
                                                                      ---------------
Total                                                                       8,357,890
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.3%)
NASDAQ OMX Group                                       130,500(b)           2,805,750
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
NTELOS Holdings                                        225,600              5,010,576
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (4.0%)
American Electric Power                                130,000              4,067,700
Northeast Utilities                                    115,500              2,691,150
Pinnacle West Capital                                   70,200              2,134,080
                                                                      ---------------
Total                                                                       8,892,930
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Cooper Inds Cl A                                        47,000              1,134,580
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.8%)
Flextronics Intl                                       785,800(b,c)         1,838,772
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.8%)
Noble                                                  150,000              4,018,500
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.4%)
Casey's General Stores                                  43,200              1,280,880
Kroger                                                  75,500              2,088,330
Ruddick                                                 76,500              2,093,040
                                                                      ---------------
Total                                                                       5,462,250
-------------------------------------------------------------------------------------

FOOD PRODUCTS (4.4%)
Darling Intl                                           171,200(b)             856,000
Dean Foods                                             151,000(b)           2,198,560
Fresh Del Monte Produce                                 92,000(b,c)         2,322,080
JM Smucker                                              27,800              1,261,286
Sara Lee                                               347,900              3,193,722
                                                                      ---------------
Total                                                                       9,831,648
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

GAS UTILITIES (2.2%)
Energen                                                 34,500             $1,062,600
Questar                                                121,900              3,923,961
                                                                      ---------------
Total                                                                       4,986,561
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.8%)
Beckman Coulter                                         35,900              1,564,522
DENTSPLY Intl                                           58,300              1,520,464
Hill-Rom Holdings                                       67,000              1,376,180
St. Jude Medical                                        65,600(b)           1,838,768
                                                                      ---------------
Total                                                                       6,299,934
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.8%)
CIGNA                                                  170,000              2,058,700
Omnicare                                                81,300              1,960,143
                                                                      ---------------
Total                                                                       4,018,843
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.4%)
IMS Health                                             235,900              3,102,085
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.4%)
Darden Restaurants                                     168,100              3,074,549
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.9%)
Leggett & Platt                                        172,000              2,511,200
Snap-On                                                 55,100              1,986,355
Tupperware Brands                                      100,200              1,970,934
                                                                      ---------------
Total                                                                       6,468,489
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.1%)
NRG Energy                                              99,300(b)           2,352,417
-------------------------------------------------------------------------------------

INSURANCE (11.1%)
Alleghany                                               14,485(b)           3,838,525
Allstate                                               121,300              3,085,872
Aon                                                     50,700              2,296,710
Arch Capital Group                                      49,900(b,c)         3,382,721
Endurance Specialty Holdings                            79,900(c)           2,150,908
HCC Insurance Holdings                                  88,300              2,058,273
Lincoln Natl                                           211,300              2,901,149
Marsh & McLennan Companies                              61,800              1,575,900
Unum Group                                             218,000              3,248,200
                                                                      ---------------
Total                                                                      24,538,258
-------------------------------------------------------------------------------------

IT SERVICES (3.5%)
Computer Sciences                                      141,900(b)           3,953,334
MasterCard Cl A                                         10,595              1,539,454
SAIC                                                   128,000(b)           2,278,400
                                                                      ---------------
Total                                                                       7,771,188
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.8%)
Life Technologies                                       66,900(b)           1,746,090
-------------------------------------------------------------------------------------

MACHINERY (3.0%)
Dover                                                   41,000              1,223,030
Eaton                                                   85,800              3,975,972
SPX                                                     40,000              1,492,800
                                                                      ---------------
Total                                                                       6,691,802
-------------------------------------------------------------------------------------

METALS & MINING (0.3%)
Reliance Steel & Aluminum                               29,000                597,980
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.2%)
Family Dollar Stores                                    31,700                880,626
Kohl's                                                  57,800(b)           1,887,748
                                                                      ---------------
Total                                                                       2,768,374
-------------------------------------------------------------------------------------

MULTI-UTILITIES (4.7%)
NSTAR                                                   86,700              3,077,850
PG&E                                                    69,700              2,651,388
SCANA                                                   77,000              2,675,750
Xcel Energy                                            107,000              2,012,670
                                                                      ---------------
Total                                                                      10,417,658
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.0%)
Noble Energy                                            53,500              2,796,980
Valero Energy                                           40,700                746,845
Walter Inds                                             70,000              1,276,800
Whiting Petroleum                                       47,700(b)           1,826,910
                                                                      ---------------
Total                                                                       6,647,535
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.5%)
Intl Paper                                              90,800              1,130,460
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

REAL ESTATE INVESTMENT TRUSTS (REITS) (7.6%)
Apartment Investment & Management Cl A                  80,780               $926,547
Digital Realty Trust                                   127,800              3,496,608
Duke Realty                                            526,000              4,318,460
Health Care REIT                                        72,100              2,739,800
Natl Retail Properties                                 196,000              2,628,360
Simon Property Group                                    61,000              2,897,500
                                                                      ---------------
Total                                                                      17,007,275
-------------------------------------------------------------------------------------

ROAD & RAIL (1.6%)
Kansas City Southern                                    70,000(b)           1,534,400
Werner Enterprises                                     121,800              2,116,884
                                                                      ---------------
Total                                                                       3,651,284
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
Microchip Technology                                   160,400              2,967,400
Semtech                                                161,000(b)           1,822,520
                                                                      ---------------
Total                                                                       4,789,920
-------------------------------------------------------------------------------------

SOFTWARE (2.2%)
Check Point Software Technologies                      136,700(b,c)         2,817,387
Solera Holdings                                         43,200(b)             845,424
Sybase                                                  49,200(b)           1,212,288
                                                                      ---------------
Total                                                                       4,875,099
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.7%)
Advance Auto Parts                                      70,000              2,125,200
PetSmart                                                92,200              1,618,110
                                                                      ---------------
Total                                                                       3,743,310
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.4%)
VF                                                      80,600              4,214,574
Warnaco Group                                           67,000(b)           1,199,300
                                                                      ---------------
Total                                                                       5,413,874
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.8%)
New York Community Bancorp                             145,300              1,896,165
Washington Federal                                     124,000              2,094,360
                                                                      ---------------
Total                                                                       3,990,525
-------------------------------------------------------------------------------------

TOBACCO (0.8%)
Lorillard                                               29,800              1,800,814
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.3%)
United Rentals                                         368,558(b)           2,974,263
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $336,427,984)                                                     $218,210,978
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.69%              3,983,466(d)          $3,983,466
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,983,466)                                                         $3,983,466
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $340,411,450)(e)                                                  $222,194,444
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2008, the value of foreign securities represented 5.6% of net assets.

(d) Affiliated Money Market Fund -- See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at Nov. 30, 2008.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(e) At Nov. 30, 2008, the cost of securities for federal income tax purposes was approximately $340,411,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                           $1,888,000
Unrealized depreciation                         (120,105,000)
------------------------------------------------------------
Net unrealized depreciation                    $(118,217,000)
------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Nov. 30, 2008:

                                         FAIR VALUE AT NOV. 30, 2008
                         ----------------------------------------------------------
                              LEVEL 1        LEVEL 2
                           QUOTED PRICES      OTHER        LEVEL 3
                             IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                            MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION              IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                $222,194,444        $--          $--       $222,194,444






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  21

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
NOV. 30, 2008 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $336,427,984)                     $ 218,210,978
  Affiliated money market fund (identified cost $3,983,466)                   3,983,466
---------------------------------------------------------------------------------------
Total investments in securities (identified cost $340,411,450)              222,194,444
Capital shares receivable                                                        57,479
Dividends receivable                                                          1,145,586
Receivable for investment securities sold                                     3,616,748
---------------------------------------------------------------------------------------
Total assets                                                                227,014,257
---------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                          188,243
Payable for investment securities purchased                                   3,180,089
Accrued investment management services fees                                       9,423
Accrued distribution fees                                                        43,708
Accrued transfer agency fees                                                      4,197
Accrued administrative services fees                                                725
Accrued plan administration services fees                                            11
Other accrued expenses                                                          119,029
---------------------------------------------------------------------------------------
Total liabilities                                                             3,545,425
---------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $ 223,468,832
---------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $     783,149
Additional paid-in capital                                                  386,411,545
Undistributed net investment income                                           5,253,004
Accumulated net realized gain (loss)                                        (50,761,860)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies       (118,217,006)
---------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $ 223,468,832
---------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                    NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A           $170,311,251           59,207,886                       $2.88(1)
Class B           $ 34,629,704           12,701,874                       $2.73
Class C           $  3,565,369            1,308,362                       $2.73
Class I           $ 14,907,715            5,078,023                       $2.94
Class R4          $     54,793               18,802                       $2.91
-------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $3.06. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS  -------------------------------------------------------
SIX MONTHS ENDED NOV. 30, 2008 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $   5,249,357
Interest                                                              3,479
Income distributions from affiliated money market fund               73,230
Fee income from securities lending                                   10,304
---------------------------------------------------------------------------
Total income                                                      5,336,370
---------------------------------------------------------------------------
Expenses:
Investment management services fees                               1,503,849
Distribution fees
  Class A                                                           321,524
  Class B                                                           276,163
  Class C                                                            27,084
Transfer agency fees
  Class A                                                           330,317
  Class B                                                            74,884
  Class C                                                             7,167
  Class R4                                                               18
Administrative services fees                                        100,532
Plan administration services fees -- Class R4                            90
Compensation of board members                                         4,379
Custodian fees                                                      395,060
Printing and postage                                                 42,345
Registration fees                                                    10,480
Professional fees                                                    17,685
Other                                                                 6,121
---------------------------------------------------------------------------
Total expenses                                                    3,117,698
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                 (581,999)
  Earnings and bank fee credits on cash balances                     (3,106)
---------------------------------------------------------------------------
Total net expenses                                                2,532,593
---------------------------------------------------------------------------
Investment income (loss) -- net                                   2,803,777
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions               (35,705,547)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                   (129,819,706)
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          (165,525,253)
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(162,721,476)
---------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS  -------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 NOV. 30, 2008   MAY 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                  $   2,803,777  $   2,853,560
Net realized gain (loss) on security transactions                  (35,705,547)    17,201,781
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                           (129,819,706)   (64,867,433)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                      (162,721,476)   (44,812,092)
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                 --     (1,805,294)
    Class I                                                                 --       (239,390)
    Class R4                                                                --           (705)
  Net realized gain
    Class A                                                                 --    (42,613,859)
    Class B                                                                 --    (10,954,923)
    Class C                                                                 --       (902,324)
    Class I                                                                 --     (3,235,421)
    Class R4                                                                --         (9,896)
---------------------------------------------------------------------------------------------
Total distributions                                                         --    (59,761,812)
---------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                    13,386,660     28,493,014
  Class B shares                                                     1,128,249      4,395,995
  Class C shares                                                       457,740        517,328
  Class I shares                                                     4,986,836      4,691,431
  Class R4 shares                                                       12,000             --
Reinvestment of distributions at net asset value
  Class A shares                                                            --     43,661,102
  Class B shares                                                            --     10,822,584
  Class C shares                                                            --        888,102
  Class I shares                                                            --      3,474,300
  Class R4 shares                                                           --          9,031
Payments for redemptions
  Class A shares                                                   (41,409,433)  (120,365,479)
  Class B shares                                                   (16,402,835)   (44,717,565)
  Class C shares                                                      (906,228)    (2,088,652)
  Class I shares                                                    (1,296,568)   (12,518,252)
  Class R4 shares                                                           --         (7,184)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                     (40,043,579)   (82,744,245)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (202,765,055)  (187,318,149)
Net assets at beginning of period                                  426,233,887    613,552,036
---------------------------------------------------------------------------------------------
Net assets at end of period                                      $ 223,468,832  $ 426,233,887
---------------------------------------------------------------------------------------------
Undistributed net investment income                              $   5,253,004  $   2,449,227
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS  ----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.88        $5.93        $7.27        $6.65        $6.13
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .04(b)       .05          .08          .02
Net gains (losses) (both realized and
 unrealized)                                         (2.04)        (.44)        1.35          .64          .63
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.00)        (.40)        1.40          .72          .65
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.03)        (.11)        (.01)        (.01)
Distributions from realized gains                       --         (.62)       (2.63)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.65)       (2.74)        (.10)        (.13)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.88        $4.88        $5.93        $7.27        $6.65
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $170         $323         $448         $463         $525
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.75%(e)     1.53%        1.39%        1.30%        1.33%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.40%(e)     1.36%        1.30%        1.30%        1.33%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.79%(e)      .70%         .59%        1.21%         .35%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                55%          88%         159%           7%          12%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (40.98%)(i)   (6.67%)      24.19%       10.92%       10.66%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.



--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.64        $5.69        $7.06        $6.50        $6.04
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)       .00(b),(c)    --          .07         (.02)
Net gains (losses) (both realized and
 unrealized)                                         (1.93)        (.43)        1.30          .58          .60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.91)        (.43)        1.30          .65          .58
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --           --         (.04)          --           --
Distributions from realized gains                       --         (.62)       (2.63)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.62)       (2.67)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.73        $4.64        $5.69        $7.06        $6.50
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $35          $77         $126         $151         $203
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.51%(f)     2.29%        2.15%        2.06%        2.09%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.16%(f)     2.12%        2.06%        2.06%        2.09%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .99%(f)     (.07%)       (.18%)        .37%        (.43%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                55%          88%         159%           7%          12%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (41.16%)(j)   (7.46%)      23.24%       10.13%        9.76%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.64        $5.69        $7.06        $6.50        $6.04
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)       .00(b),(c)    --          .07         (.02)
Net gains (losses) (both realized and
 unrealized)                                         (1.93)        (.43)        1.31          .58          .60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.91)        (.43)        1.31          .65          .58
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --           --         (.05)          --           --
Distributions from realized gains                       --         (.62)       (2.63)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.62)       (2.68)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.73        $4.64        $5.69        $7.06        $6.50
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4           $7           $9          $10          $12
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.51%(f)     2.29%        2.15%        2.06%        2.09%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.16%(f)     2.12%        2.06%        2.06%        2.09%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.03%(f)     (.05%)       (.17%)        .40%        (.43%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                55%          88%         159%           7%          12%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (41.16%)(j)   (7.43%)      23.32%       10.13%        9.76%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.97        $6.03        $7.36        $6.70        $6.16
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .05(b)       .06(b)       .07          .12          .04
Net gains (losses) (both realized and
 unrealized)                                         (2.08)        (.45)        1.38          .65          .63
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.03)        (.39)        1.45          .77          .67
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.05)        (.15)        (.02)        (.01)
Distributions from realized gains                       --         (.62)       (2.63)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.67)       (2.78)        (.11)        (.13)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.94        $4.97        $6.03        $7.36        $6.70
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $15          $20          $30          $13          $14
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.26%(e)     1.08%         .95%         .83%         .86%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .98%(e)      .98%         .94%         .83%         .86%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.37%(e)     1.09%        1.00%        1.56%         .80%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                55%          88%         159%           7%          12%
--------------------------------------------------------------------------------------------------------------
Total return                                       (40.85%)(h)   (6.37%)      24.65%       11.62%       11.02%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(h) Not annualized.
(i) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.93        $5.98        $7.32        $6.68        $6.15
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .05(b)       .06(b)       .06          .10          .03
Net gains (losses) (both realized and
 unrealized)                                         (2.07)        (.44)        1.36          .64          .63
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.02)        (.38)        1.42          .74          .66
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.05)        (.13)        (.01)        (.01)
Distributions from realized gains                       --         (.62)       (2.63)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.67)       (2.76)        (.10)        (.13)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.91        $4.93        $5.98        $7.32        $6.68
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.55%(e)     1.38%        1.22%        1.12%        1.15%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.04%(e)      .98%        1.13%        1.12%        1.15%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.25%(e)     1.10%         .77%        1.63%         .51%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                55%          88%         159%           7%          12%
--------------------------------------------------------------------------------------------------------------
Total return                                       (40.97%)(h)   (6.29%)      24.27%       11.26%       10.81%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(h) Not annualized.
(i) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS TO NOV. 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Partners Select Value Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of mid-cap companies as well as companies with larger and smaller market capitalizations. For these purposes, the Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls within the range of the Russell Midcap Value Index.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Nov. 30, 2008, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VALUATION OF SECURITIES
Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Nov. 30, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an

--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Nov. 30, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At Nov. 30, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions, investments in partnerships, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for periods beginning after Nov. 15, 2008. As of Nov. 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.


--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.78% to 0.65% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Mid-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $196,940 for the six months ended Nov. 30, 2008. The management fee for the six months ended Nov. 30, 2008 was 0.90% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENTS
The Investment Manager has Subadvisory Agreements with Systematic Financial Management, L.P. and WEDGE Capital Management, L.L.P., each of which subadvise a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interest of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadviser to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Nov. 30, 2008 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Nov. 30, 2008, other expenses paid to this company were $1,289.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate

--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $1,567,000 and $39,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $77,529 for Class A, $23,050 for Class B and $162 for Class C for the six months ended Nov. 30, 2008.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Nov. 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive adjustment, were as follows:

Class A.............................................  1.40%
Class B.............................................  2.16
Class C.............................................  2.16
Class I.............................................  0.98
Class R4............................................  1.04


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $111,681
Class B..........................................    25,174
Class C..........................................     2,346
Class R4.........................................         7


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4............................................  $81


The management fees waived/reimbursed at the Fund level were $442,710.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until May 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  1.28%
Class B.............................................  2.04
Class C.............................................  2.04
Class I.............................................  0.86
Class R4............................................  1.14


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended Nov. 30, 2008, the Fund's transfer agency fees were reduced by $3,106 as a result of earnings and bank fee credits from overnight cash balances.

CUSTODIAN FEES
The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $181,437,489 and $213,137,618, respectively, for the six months ended Nov. 30, 2008. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $10,304 for the six months ended Nov. 30, 2008. Expenses paid to the Investment Manager as securities lending agent were $1,478 for the six months ended, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At Nov. 30, 2008, the Fund had no securities out on loan.


--------------------------------------------------------------------------------
38  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED NOV. 30, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 3,368,350        --       (10,331,185)      (6,962,835)
Class B                   314,387        --        (4,114,648)      (3,800,261)
Class C                   118,985        --          (247,107)        (128,122)
Class I                 1,342,289        --          (301,756)       1,040,533
Class R4                    2,630        --                --            2,630
----------------------------------------------------------------------------------



                                          YEAR ENDED MAY 31, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 5,079,766    9,020,889    (23,525,277)      (9,424,622)
Class B                   856,262    2,342,551     (8,804,105)      (5,605,292)
Class C                   104,230      192,647       (434,644)        (137,767)
Class I                   908,015      706,159     (2,601,943)        (987,769)
Class R4                       --        1,851         (1,565)             286
----------------------------------------------------------------------------------


5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $101,855,981 and $105,979,420, respectively, for the six months ended Nov. 30, 2008. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Nov. 30, 2008, can be found in the Portfolio of Investments.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Nov. 30, 2008.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

7. POST-OCTOBER LOSS

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At May 31, 2008, the Fund had a post-October loss of $15,718,808 that is treated for income tax purposes as occurring on June 1, 2008.

It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-over has been offset or expires.


--------------------------------------------------------------------------------
40  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds);

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. (transfer agent for the Seligman Funds) and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit. Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, each of Seligman, RiverSource Investments and their affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies including those funds in the RiverSource complex of funds. Neither Seligman nor RiverSource Investments believes that the foregoing legal action or other possible actions will have a material adverse impact on Seligman, RiverSource Investments or their current or former clients, including the Seligman Funds and other investment companies managed by RiverSource Investments; however, there can be no assurance of this or that these matters and any related publicity will

--------------------------------------------------------------------------------
42  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

9. SUBSEQUENT EVENT

Effective Dec. 15, 2008, the Fund will pay custodian fees to JPMorgan Chase Bank, N.A. and, in addition, JPMorgan Chase Bank, N.A. will serve as the securities lending agent for the Fund.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT  43

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
44  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2008 SEMIANNUAL REPORT

RIVERSOURCE PARTNERS SELECT VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus.
                                RiverSource(R) mutual funds are distributed by RiverSource
                                Distributors, Inc. and RiverSource Fund Distributors Inc.,
                                Members FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6251 H (1/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PARTNERS SMALL CAP EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2008


RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF
CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Manager Commentary.................    6

Fund Expenses Example..............   13

Portfolio of Investments...........   15

Statement of Assets and
  Liabilities......................   27

Statement of Operations............   28

Statements of Changes in Net
  Assets...........................   29

Financial Highlights...............   30

Notes to Financial Statements......   35

Proxy Voting.......................   49



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
2  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners Small Cap Equity Fund (the Fund) Class A shares declined
  40.33% (excluding sales charge) for the six months ended Nov. 30, 2008.

> The Fund underperformed its benchmark, the Russell 2000(R) Index, which fell
  36.26%.

> The Fund lagged its peer group, as represented by the Lipper Small-Cap Core
  Funds Index, which declined 39.01% for the period.

ANNUALIZED TOTAL RETURNS (for period ended Nov. 30, 2008)
--------------------------------------------------------------------------------

                                                                    Since
                                                                  inception
                            6 months*   1 year  3 years  5 years   3/08/02
---------------------------------------------------------------------------
RiverSource Partners Small
  Cap Equity Fund Class A
  (excluding sales charge)   -40.33%   -39.70%  -12.51%   -2.33%    -1.13%
---------------------------------------------------------------------------
Russell 2000 Index
  (unmanaged)(1)             -36.26%   -37.46%  -10.13%   -1.65%    +0.44%
---------------------------------------------------------------------------
Lipper Small-Cap Core
  Funds Index(2)             -39.01%   -38.94%  -10.86%   -1.57%    +0.02%
---------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell 2000 Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                          MEDIUM   SIZE
           X              SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                                     Net fund
            Total       Net        and acquired
            fund        fund        fund fees
          expenses  expenses(a)  and expenses(b)
------------------------------------------------
Class A     1.69%      1.32%          1.33%
------------------------------------------------
Class B     2.45%      2.09%          2.10%
------------------------------------------------
Class C     2.45%      2.08%          2.09%
------------------------------------------------
Class I     1.19%      0.87%          0.88%
------------------------------------------------
Class R4    1.50%      1.17%          1.18%
------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.03% for the year ended May 31, 2008), will not exceed 1.35% for Class A, 2.12% for Class B, 2.11% for Class C, 0.90% for Class I and 1.20% for Class R4.
(b) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of acquired funds in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, was 0.01% for the year ended May 31, 2008.

Investments in small-capitalization companies involve greater risks and volatility than investments in larger, more established companies.




--------------------------------------------------------------------------------
4  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT NOV. 30, 2008
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  3/8/02)                    -40.33%   -39.70%  -12.51%   -2.33%    -1.13%
---------------------------------------------------------------------------
Class B (inception
  3/8/02)                    -40.59%   -40.27%  -13.22%   -3.13%    -1.89%
---------------------------------------------------------------------------
Class C (inception
  3/8/02)                    -40.48%   -40.15%  -13.16%   -3.08%    -1.89%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -40.15%   -39.52%  -12.50%     N/A     -4.58%
---------------------------------------------------------------------------
Class R4 (inception
  3/8/02)                    -40.29%   -39.67%  -12.38%   -2.18%    -0.96%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  3/8/02)                    -43.78%   -43.17%  -14.22%   -3.48%    -2.00%
---------------------------------------------------------------------------
Class B (inception
  3/8/02)                    -43.56%   -42.88%  -14.09%   -3.39%    -1.89%
---------------------------------------------------------------------------
Class C (inception
  3/8/02)                    -41.07%   -40.68%  -13.16%   -3.08%    -1.89%
---------------------------------------------------------------------------



AT DEC. 31, 2008
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  3/8/02)                    -32.80%   -36.59%  -11.16%   -2.01%    -0.36%
---------------------------------------------------------------------------
Class B (inception
  3/8/02)                    -33.05%   -37.05%  -11.83%   -2.78%    -1.12%
---------------------------------------------------------------------------
Class C (inception
  3/8/02)                    -33.05%   -37.05%  -11.82%   -2.74%    -1.11%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -32.61%   -36.25%  -11.08%     N/A     -3.43%
---------------------------------------------------------------------------
Class R4 (inception
  3/8/02)                    -32.68%   -36.41%  -10.97%   -1.82%    -0.16%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  3/8/02)                    -36.70%   -40.28%  -12.90%   -3.17%    -1.23%
---------------------------------------------------------------------------
Class B (inception
  3/8/02)                    -36.40%   -40.20%  -12.79%   -3.04%    -1.12%
---------------------------------------------------------------------------
Class C (inception
  3/8/02)                    -33.72%   -37.68%  -11.82%   -2.74%    -1.11%
---------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

 * Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)



RiverSource Partners Small Cap Equity Fund is managed by three independent money management firms that each invest a portion of Fund assets in a blend of growth and value small company stocks. The goal is to provide long-term growth of capital. As of Nov. 30, 2008, Lord, Abbett & Co. LLC (Lord Abbett) managed approximately 38% of the Fund, Jennison Associates LLC (Jennison) managed approximately 32% of the Fund and American Century Investment Management, Inc. (American Century) managed approximately 30% of the Fund.

Dear Shareholders,

RiverSource Partners Small Cap Equity Fund Class A shares declined 40.33% (excluding sales charge) for the six months ended Nov. 30, 2008. The Fund underperformed its benchmark, the Russell 2000(R) Index (Russell Index), which fell 36.26%. The Fund lagged its peer group, as represented by the Lipper Small-Cap Core Funds Index, which declined 39.01% for the period.


SECTOR DIVERSIFICATION(1) (at Nov. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                      7.7%
------------------------------------------------
Consumer Staples                            3.2%
------------------------------------------------
Energy                                      6.3%
------------------------------------------------
Financials                                 14.1%
------------------------------------------------
Health Care                                17.8%
------------------------------------------------
Industrials                                23.4%
------------------------------------------------
Information Technology                     16.5%
------------------------------------------------
Materials                                   3.1%
------------------------------------------------
Telecommunication Services                  3.6%
------------------------------------------------
Utilities                                   2.4%
------------------------------------------------
Other(2)                                    1.9%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
6  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SIGNIFICANT PERFORMANCE FACTORS
LORD ABBETT: During the six-month period ended Nov. 30, 2008, the most significant detractors from performance in our portfolio segment were both the overweight and negative stock selection within the producer durables area. ACTUANT, an industrial products manufacturer, declined on fears that the current recession would cause a deeper than expected industrial slowdown. The portfolio's lack of exposure within the utilities sector also hampered performance, as this sector offered better performance than the rest during a difficult market. Within the materials sector, negative stock selection also detracted from performance. HEXCEL has suffered as a result of delayed business stemming from the Boeing strike, which resulted in lower production volume. As oil prices quickly began to tumble from record highs in the last few months, our portfolio segment's overweight position within other energy companies also hurt performance.

Positive stock selection within the transportation sector helped performance relative to the Russell Index. CELADON GROUP, a trucking services company, was able to beat quarterly profit expectations, driven in part by higher fuel surcharges collected while actual fuel costs began to

TOP TEN HOLDINGS (at Nov. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

Heartland Express                           1.2%
------------------------------------------------
Amedisys                                    1.2%
------------------------------------------------
IDEX                                        1.2%
------------------------------------------------
Actuant Cl A                                1.1%
------------------------------------------------
HCC Insurance Holdings                      1.1%
------------------------------------------------
PSS World Medical                           1.1%
------------------------------------------------
Immucor                                     1.1%
------------------------------------------------
Comstock Resources                          0.9%
------------------------------------------------
John Wiley & Sons Cl A                      0.9%
------------------------------------------------
Watsco                                      0.9%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

CURRENT AND FUTURE PORTFOLIO HOLDINGS ARE SUBJECT TO RISK.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------


fall. The slight underweight within transportation also added to our portfolio segment's return. The underweight position within the weak consumer discretionary sector was also a contributor to performance during the period. Within the information technology sector, our portion of the portfolio again benefited from positive stock selection. FOUNDRY NETWORKS, a communications equipment supplier, has seen shares rise as the company moves toward an acquisition announced by Brocade Communications Systems in July.

JENNISON: Within our segment of the Fund, weak stock selection in the health care and financials sectors was the most significant detractor from performance for the six months. Stock selection was strong in telecommunication services and contributed to performance relative to the Russell Index. The vast majority of underperformance occurred near the end of the period when our focus on what we consider to be high quality companies significantly hurt performance relative to the Russell Index. Also near the end of the period, the rebound in the financials sector hurt performance due to our underweight in this area.

The top individual contributor to performance was CENTENNIAL COMMUNICATIONS, which provides regional wireless and broadband communications services in the United States and Puerto Rico. The early November announcement that AT&T agreed to acquire Centennial sent its stock price skyrocketing. Information technology holding FOUNDRY NETWORKS also contributed to return for the period. The company designs and sells switching and routing solutions for wired and wireless network systems and other infrastructure products worldwide. Foundry's stock price increased following the announcement that it agreed to be acquired by computer storage device company Brocade Communications Systems.

The most significant individual detractor from performance was metals and mining company CENTURY ALUMINUM. Shares of the aluminum production holding company fell due to declining aluminum prices and the emerging risk of a challenging financing environment in Iceland, where Century operates one of its largest plants. Our long-term outlook for the aluminum market remains strong but we are concerned about the

--------------------------------------------------------------------------------
8  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


impact an economic slowdown in Asia could have on near to intermediate-term global demand.

SBA COMMUNICATIONS, which leases wireless communication towers to wireless service providers, also detracted from performance. As broad market volatility continued and credit market conditions worsened, shares of SBA declined in sympathy with other telecom services companies, which tend to have highly leveraged balance sheets. We are very comfortable with SBA's leverage given its ability to generate free cash flow and the visibility of its earnings over the next two to three years.

Also detracting from performance was INSIGHT ENTERPRISES. The company provides information technology hardware, software and services to clients in more than 170 countries. Shares fell after the company reduced its earnings guidance for the fourth quarter, citing weaker demand. After speaking with Insight's chief financial officer, we are comfortable with the company's current financial position and believe that it should continue to generate free cash flow, even in a challenging environment.

AMERICAN CENTURY: Our portion of the portfolio lagged the Russell Index for the six-month period. Stock selection detracted from results in seven of 10 market sectors, with industrials and financials responsible for the lion's share of the underperformance. Stock choices among machinery manufacturers and an overweight position in construction and engineering firms had the biggest negative impact in the industrials sector. GRAFTECH INTERNATIONAL, which provides graphite electrodes to the steel industry, declined as investors grew concerned about falling demand


  Despite the actions of the U.S. government and the Federal Reserve, we have witnessed financial institution failure on a scale not seen since the Great Depression. -- Lord Abbett






--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------


for steel in a weaker global economy. In the financials sector, stock selection among commercial banks and capital markets firms was responsible for virtually all of the underperformance. Asset manager CALAMOS ASSET MANAGEMENT reported lower-than-expected earnings amid a declining asset base.

On the positive side, within our portion of the portfolio, health care and materials holdings outperformed their counterparts in the Russell Index. The key behind the outperformance in the health care sector was stock selection and an overweight position in health care services providers. The top performance contributor in our portion of the portfolio was home health care services provider APRIA HEALTHCARE GROUP, which was acquired by private equity firm Blackstone Group in October. In the materials sector, an overweight position in containers and packaging producers added the most value to performance. The leading contributor was paper products manufacturer ROCK-TENN, which held up well as falling energy prices reduced production costs and the company made a beneficial acquisition.

CHANGES TO THE FUND'S PORTFOLIO
LORD ABBETT: During the six-month period, the largest changes to the portion of the Fund we manage were within the materials sector, where we decreased exposure, and in the transportation sector, where we increased exposure. Three of the largest purchases in our portion of the portfolio during the period include AMEDISYS, SOLERA HOLDINGS, and CHIPOTLE MEXICAN GRILL. In addition, we sold out of HERCULES, FOUNDRY NETWORKS, and HILB, ROGAL & HOBBS. We continue to hold no positions within the integrated oils sub-industry.

JENNISON: During the reporting period, there were no significant changes to our portion of the Fund. The portfolio is constructed using our fundamental internal research and the consistent application of our bottom-up approach to stock selection. The determination of a stock's weighting is as much a part of this bottom-up process as is the decision to include the stock in the portfolio. While we are mindful of macroeconomic themes, sector and industry allocations are the result of our fundamental stock selection process.


--------------------------------------------------------------------------------
10  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AMERICAN CENTURY: Changes to our portion of the portfolio are driven by our bottom-up stock selection process that evaluates companies using a balanced set of growth and value criteria. Based on this process, we notably increased our positions in medical supplies distributor OWENS & MINOR, pawn shop operator CASH AMERICA INTERNATIONAL and restaurant operator CEC ENTERTAINMENT. In contrast, we substantially reduced our positions in laboratory instruments maker METTLER TOLEDO INTERNATIONAL, industrial chemicals producer CELANESE and construction and engineering firm CHICAGO BRIDGE & IRON, all of which were among the largest holdings in our portion of the portfolio at the beginning of the period.

OUR FUTURE STRATEGY
LORD ABBETT: Global economic activity continues to decelerate as declining real estate values in the United States have taken a toll on the balance sheets of banks and securities firms. Despite the actions of the U.S. government and the Federal Reserve, we have witnessed financial institution failure on a scale not seen since the Great Depression. The inability of credit markets to function properly and the reluctance of banks to lend to each other has accelerated the financial market turmoil.

The rapid reduction of credit available to the marketplace, in addition to the continued demands on already-fragile consumer incomes, keeps us cautious. As a consequence of these pressures, combined with extremely low levels of consumer confidence, we remain underweight in the consumer discretionary and financials sectors. Seeking stability in a volatile marketplace, we have found several attractive opportunities within the health care sector.

JENNISON: In light of the rapidly deteriorating economic outlook, we have undertaken a thorough review of the holdings in our segment of the Fund seeking to emphasize more defensive investments that have stable, recurring revenues and strong balance sheets. We reduced exposure to more cyclical stocks among the industrials and information technology sectors and commercial and professional services industry group. At the same time, we increased positions in health care and consumer staples. While near-term results may be difficult, we are maintaining our overweight positions in the energy and telecommunication services sectors. We believe that the stocks we hold in these groups offer compelling value over a longer time frame. We have been underweight in

--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  11

MANAGER COMMENTARY (continued) -------------------------------------------------


financials and consumer discretionary for some time. Specifically within financials, recent developments in this sector will likely lead to greater regulation, lower returns and a higher cost of capital for many of these companies. We will continue to be diligent in ensuring that our current and future earnings estimates appropriately represent our fundamental analysis of each company's potential risks and rewards. We believe long-term success is best accomplished by adhering to our philosophy and process.

AMERICAN CENTURY: We will continue to use our structured, disciplined investment approach to seek stocks that we believe have an attractive combination of value and growth potential, while striking a balance between risk and expected return.



(LOGO - LORD ABBETT)                                                  (LOGO - JENNISON ASSOCIATES)
Lord, Abbett & Co. LLC                                                Jennison Associates LLC

                                     (LOGO - AMERICAN CENTURY)
                           American Century Investment Management, Inc.




Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.


--------------------------------------------------------------------------------
12  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2008.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  13

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 JUNE 1, 2008  NOV. 30, 2008  THE PERIOD(A)  THE PERIOD(B)
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  596.70        $ 5.18         $ 5.29
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.45        $ 6.54         $ 6.69
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  594.10        $ 8.23         $ 8.35
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.61        $10.40         $10.55
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  595.20        $ 8.19         $ 8.31
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.66        $10.35         $10.50
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  598.50        $ 3.39         $ 3.51
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.69        $ 4.28         $ 4.43
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  597.10        $ 4.58         $ 4.70
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.20        $ 5.79         $ 5.94
------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                    FUND'S     ACQUIRED FUND
                                  ANNUALIZED      FEES AND
                                EXPENSE RATIO     EXPENSES    NET FUND EXPENSES
-------------------------------------------------------------------------------
Class A                             1.30%           .03%            1.33%
-------------------------------------------------------------------------------
Class B                             2.07%           .03%            2.10%
-------------------------------------------------------------------------------
Class C                             2.06%           .03%            2.09%
-------------------------------------------------------------------------------
Class I                              .85%           .03%             .88%
-------------------------------------------------------------------------------
Class R4                            1.15%           .03%            1.18%
-------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Nov. 30, 2008: -40.33% for Class A, -40.59% for Class B, -40.48% for Class C, -40.15% for Class I and -40.29% for Class R4.


--------------------------------------------------------------------------------
14  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

NOV. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (98.2%)
ISSUER                                               SHARES              VALUE(a)
AEROSPACE & DEFENSE (3.1%)
Applied Signal Technology                                688              $10,795
Ceradyne                                               1,715(b)            45,036
Curtiss-Wright                                        26,000              868,400
Esterline Technologies                                14,268(b)           526,632
HEICO                                                 17,200              552,636
HEICO Cl A                                             5,900              137,116
Hexcel                                                37,700(b)           282,750
Ladish                                                12,700(b)           210,439
Moog Cl A                                             29,800(b)           958,963
Orbital Sciences                                       7,148(b)           122,946
Teledyne Technologies                                  4,455(b)           180,962
                                                                  ---------------
Total                                                                   3,896,675
---------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.4%)
Hub Group Cl A                                         7,326(b)           195,604
Pacer Intl                                             3,064               29,690
UTI Worldwide                                         26,700(c)           286,224
                                                                  ---------------
Total                                                                     511,518
---------------------------------------------------------------------------------

AIRLINES (0.1%)
Republic Airways Holdings                              2,002(b)            27,968
SkyWest                                                7,796              118,499
                                                                  ---------------
Total                                                                     146,467
---------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
ArvinMeritor                                           2,824               11,155
ATC Technology                                         1,977(b)            34,182
Autoliv                                                  371(c)             7,082
Fuel Systems Solutions                                 1,635(b)            56,555
HAWK Cl A                                              5,915(b)            95,527
Stoneridge                                             6,874(b)            31,689
TRW Automotive Holdings                                4,807(b)            17,113
                                                                  ---------------
Total                                                                     253,303
---------------------------------------------------------------------------------

BEVERAGES (0.4%)
Hansen Natural                                        16,200(b)           481,950
---------------------------------------------------------------------------------

BIOTECHNOLOGY (1.5%)
Alkermes                                                 905(b)             6,679
Cubist Pharmaceuticals                                24,586(b)           603,832
CV Therapeutics                                        3,756(b)            34,029
Emergent BioSolutions                                  3,794(b)            85,820
Enzon Pharmaceuticals                                  4,170(b)            20,475
Martek Biosciences                                    37,560            1,049,802
NPS Pharmaceuticals                                    1,762(b)            10,819
Repligen                                               4,928(b)            19,219
                                                                  ---------------
Total                                                                   1,830,675
---------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Gibraltar Inds                                         3,782               48,788
Lennox Intl                                            3,061               84,606
NCI Building Systems                                   2,996(b)            45,599
                                                                  ---------------
Total                                                                     178,993
---------------------------------------------------------------------------------

CAPITAL MARKETS (1.7%)
Calamos Asset Management Cl A                         19,610               79,813
Eaton Vance                                           39,100              747,592
Evercore Partners Cl A                                 2,003               20,050
Gladstone Capital                                     35,200              211,200
Knight Capital Group Cl A                              4,050(b)            67,028
LaBranche & Co                                         9,157(b)            44,869
optionsXpress Holdings                                62,404              879,272
TradeStation Group                                    12,649(b)            88,796
                                                                  ---------------
Total                                                                   2,138,620
---------------------------------------------------------------------------------

CHEMICALS (1.3%)
Airgas                                                 8,900              318,175
Albemarle                                             21,900              445,228
Arch Chemicals                                        10,500              303,240
CF Inds Holdings                                       1,295               68,156
Cytec Inds                                            12,200              268,766
Innophos Holdings                                      4,157               68,507
Koppers Holdings                                       6,048              129,548
Minerals Technologies                                    314               14,742


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                               SHARES              VALUE(a)
CHEMICALS (CONT.)
Quaker Chemical                                          414               $5,303
Schulman A                                             1,495               20,287
Scotts Miracle-Gro Cl A                                  459               14,853
                                                                  ---------------
Total                                                                   1,656,805
---------------------------------------------------------------------------------

COMMERCIAL BANKS (4.0%)
BancFirst                                              1,819               79,872
Bank of Hawaii                                         8,697              387,973
Bank of the Ozarks                                    40,400            1,099,688
Cardinal Financial                                     1,862                9,887
Center Financial                                       1,336                9,405
City Holding                                           2,660               94,217
Commerce Bancshares                                    3,434              150,422
Community Bank System                                  3,722               85,829
CVB Financial                                          7,552               84,809
Financial Institutions                                 1,298               21,248
First Citizens BancShares Cl A                           426               59,874
First Commonwealth Financial                           8,347              100,247
Glacier Bancorp                                        6,831              121,455
Natl Penn Bancshares                                   6,686              102,831
NBT Bancorp                                            1,153               30,578
Old Natl Bancorp                                       2,113               36,301
Old Second Bancorp                                       875               13,108
Oriental Financial Group                              15,352(c)            96,411
PrivateBancorp                                        26,000              810,160
Prosperity Bancshares                                 11,862              391,565
Republic Bancorp Cl A                                    438                9,702
Southside Bancshares                                     190                4,228
SPDR KBW Regional Banking ETF                         17,038              505,177
Sterling Bancshares                                    9,218               61,761
Sterling Financial                                     6,771               36,022
SVB Financial Group                                    4,098(b)           164,125
UMB Financial                                          4,578              218,874
Valley Natl Bancorp                                    6,456              124,794
Whitney Holding                                        2,965               51,976
Wilshire Bancorp                                       3,797               26,047
                                                                  ---------------
Total                                                                   4,988,586
---------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.9%)
American Reprographics                                54,223(b)           424,566
Bowne & Co                                             4,410               15,700
Cenveo                                                 4,272(b)            16,063
Clean Harbors                                          4,600(b)           290,398
Comfort Systems USA                                    4,943               41,274
Knoll                                                 56,708              610,745
Mobile Mini                                           26,200(b)           340,338
North American Galvanizing & Coating                     673(b)             2,430
PRG-Schultz Intl                                       4,533(b)            20,308
Standard Parking                                       1,132(b)            22,640
Stericycle                                             2,000(b)           114,600
Sykes Enterprises                                     51,700(b)           959,034
Waste Connections                                     25,725(b)           726,217
                                                                  ---------------
Total                                                                   3,584,313
---------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.7%)
ADTRAN                                                43,800              621,961
ARRIS Group                                           16,859(b)           121,216
Avocent                                                3,019(b)            56,787
Cogo Group                                             4,517(b,c)          15,358
Comtech Telecommunications                             2,865(b)           135,887
EMS Technologies                                       1,640(b)            39,704
Emulex                                                13,079(b)            93,253
F5 Networks                                           14,400(b)           358,560
Harmonic                                               4,076(b)            20,991
Harris Stratex Networks Cl A                           1,313(b)             6,552
InterDigital                                           7,311(b)           193,888
NETGEAR                                               13,200(b)           159,720
ORBCOMM                                               63,300(b)           117,105
Plantronics                                            1,096               13,930
Tekelec                                               11,077(b)           135,693
                                                                  ---------------
Total                                                                   2,090,605
---------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.6%)
Lexmark Intl Cl A                                     11,158(b)           292,116
QLogic                                                15,971(b)           169,612
Stratasys                                             21,200(b)           236,592
Super Micro Computer                                   1,250(b)             6,513
Synaptics                                              3,876(b)            85,156
                                                                  ---------------
Total                                                                     789,989
---------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                               SHARES              VALUE(a)

CONSTRUCTION & ENGINEERING (0.7%)
EMCOR Group                                           32,657(b)          $515,001
Foster Wheeler                                        12,800(b)           284,928
Michael Baker                                          3,703(b)           121,829
                                                                  ---------------
Total                                                                     921,758
---------------------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
Advance America Cash Advance Centers                   5,845                9,995
Cash America Intl                                      7,274              196,471
Dollar Financial                                       3,877(b)            29,388
World Acceptance                                       2,334(b)            45,676
                                                                  ---------------
Total                                                                     281,530
---------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.6%)
Crown Holdings                                         2,674(b)            42,918
Rock-Tenn Cl A                                        18,892              637,983
Sonoco Products                                        2,100               52,710
                                                                  ---------------
Total                                                                     733,611
---------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
LKQ                                                   16,342(b)           170,284
---------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Capella Education                                      1,702(b)           101,882
thinkorswim Group                                        630(b)             4,070
                                                                  ---------------
Total                                                                     105,952
---------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Interactive Brokers Group Cl A                        15,455(b)           281,899
---------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
CenturyTel                                            15,547              412,928
Consolidated Communications Holdings                  29,100              296,238
FairPoint Communications                              43,700              152,950
Iowa Telecommunications Services                      22,100              337,909
NTELOS Holdings                                       29,527              655,795
tw telecom                                            59,600(b)           454,748
                                                                  ---------------
Total                                                                   2,310,568
---------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.2%)
Central Vermont Public Service                         5,414              102,270
Cleco                                                 39,900              940,444
El Paso Electric                                       7,903(b)           142,412
Empire District Electric                              18,300              320,982
Maine & Maritimes                                        524(b)            18,471
                                                                  ---------------
Total                                                                   1,524,579
---------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.3%)
Acuity Brands                                          5,367              144,694
AO Smith                                               4,239              138,785
Belden                                                20,671              360,089
Brady Cl A                                             7,435              153,533
GrafTech Intl                                         21,211(b)           141,902
Hubbell Cl B                                           2,499               74,720
Regal-Beloit                                          10,900              366,676
Woodward Governor                                      8,430              179,053
                                                                  ---------------
Total                                                                   1,559,452
---------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.8%)
Benchmark Electronics                                  7,790(b)            98,777
Brightpoint                                            3,061(b)            12,611
Celestica                                             39,971(b,c)         199,455
Cognex                                                 5,479               74,679
Coherent                                                 649(b)            16,154
Dolby Laboratories Cl A                                2,202(b)            65,664
FARO Technologies                                     29,700(b)           427,383
Insight Enterprises                                   67,560(b)           274,969
Itron                                                  4,173(b)           197,717
Littelfuse                                            22,100(b)           332,384
Measurement Specialties                               41,100(b)           241,257
Methode Electronics                                   28,222              238,758
Multi-Fineline Electronix                              4,119(b)            43,002
Plexus                                                16,500(b)           275,220
RadiSys                                                1,099(b)             6,594
Rogers                                                 3,800(b)           107,160
ScanSource                                            45,600(b)           775,657
Trimble Navigation                                     3,003(b)            61,141
TTM Technologies                                       5,994(b)            30,629
                                                                  ---------------
Total                                                                   3,479,211
---------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                               SHARES              VALUE(a)

ENERGY EQUIPMENT & SERVICES (2.3%)
Atwood Oceanics                                        6,829(b)          $123,605
BASiC Energy Services                                 17,121(b)           196,549
CARBO Ceramics                                        11,600              555,639
Complete Production Services                          33,500(b)           274,365
Dril-Quip                                             15,200(b)           299,136
ION Geophysical                                       18,121(b)            54,363
Lufkin Inds                                            2,248              110,849
NATCO Group Cl A                                      20,600(b)           373,478
Oil States Intl                                       14,688(b)           314,617
Pride Intl                                            20,800(b)           337,168
Superior Well Services                                 5,900(b)            60,475
Unit                                                   5,795(b)           166,201
                                                                  ---------------
Total                                                                   2,866,445
---------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
Casey's General Stores                                 4,243              125,805
Nash Finch                                             1,641               73,615
Spartan Stores                                         2,664               63,190
United Natural Foods                                  61,000(b)         1,098,610
                                                                  ---------------
Total                                                                   1,361,220
---------------------------------------------------------------------------------

FOOD PRODUCTS (1.7%)
B&G Foods Cl A                                        42,700              229,726
Cosan Cl A                                            28,100(b,c)          86,267
Darling Intl                                          36,755(b)           183,775
Flowers Foods                                          6,533              174,954
Hain Celestial Group                                   2,061(b)            32,440
J&J Snack Foods                                       20,200              600,747
Overhill Farms                                         9,987(b)            32,458
Ralcorp Holdings                                       4,762(b)           297,911
Sanderson Farms                                        9,400              293,092
TreeHouse Foods                                        9,088(b)           216,204
                                                                  ---------------
Total                                                                   2,147,574
---------------------------------------------------------------------------------

GAS UTILITIES (1.1%)
Atmos Energy                                           7,696              191,861
Laclede Group                                          8,607              453,417
Nicor                                                  2,450               99,911
Piedmont Natural Gas                                   8,570              287,952
South Jersey Inds                                      3,286              128,154
UGI                                                    9,554              223,181
                                                                  ---------------
Total                                                                   1,384,476
---------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
American Medical Systems Holdings                      9,598(b)            84,462
Analogic                                               5,774              225,532
ArthroCare                                             1,359(b)            17,776
Conmed                                                 7,084(b)           166,545
Cooper Companies                                      41,300              553,420
CryoLife                                               7,269(b)            66,148
Cyberonics                                             4,105(b)            56,362
Cynosure Cl A                                          1,012(b)             9,351
Edwards Lifesciences                                     916(b)            45,589
ev3                                                   32,000(b)           160,000
Exactech                                                 720(b)            12,607
Immucor                                               54,200(b)         1,315,435
Integra LifeSciences Holdings                         24,500(b)           771,505
Invacare                                              11,478              169,645
Kensey Nash                                            3,136(b)            57,953
Natus Medical                                         12,600(b)           160,146
STERIS                                                 1,088               30,083
Symmetry Medical                                      68,900(b)           617,344
Synovis Life Technologies                              1,038(b)            14,854
Thoratec                                               5,203(b)           130,231
                                                                  ---------------
Total                                                                   4,664,988
---------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (8.2%)
Air Methods                                           17,100(b)           271,035
Amedisys                                              38,900(b)         1,512,820
AMERIGROUP                                            11,446(b)           281,114
AMN Healthcare Services                               52,100(b)           464,732
AmSurg                                                 1,570(b)            31,290
CardioNet                                             12,500(b)           248,500
Catalyst Health Solutions                             43,591(b)           980,798
Centene                                               46,882(b)           867,317
Emergency Medical Services Cl A                        3,002(b)           101,828
Gentiva Health Services                                4,167(b)           105,133
Hanger Orthopedic Group                                3,042(b)            48,824
HealthSouth                                            2,182(b)            21,471
HealthSpring                                           3,285(b)            47,928
LHC Group                                              9,603(b)           320,548
LifePoint Hospitals                                   18,200(b)           365,092


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                               SHARES              VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Magellan Health Services                               3,075(b)          $101,014
Molina Healthcare                                      8,100(b)           191,889
Owens & Minor                                         15,617              648,574
Pediatrix Medical Group                                  978(b)            30,435
PharMerica                                             3,814(b)            63,389
PSS World Medical                                     79,415(b)         1,381,027
Psychiatric Solutions                                 40,700(b)         1,029,710
VCA Antech                                            52,500(b)         1,000,125
                                                                  ---------------
Total                                                                  10,114,593
---------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.7%)
Eclipsys                                               5,900(b)            77,408
Phase Forward                                         36,500(b)           506,255
Vital Images                                          25,800(b)           300,828
                                                                  ---------------
Total                                                                     884,491
---------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.9%)
AFC Enterprises                                       17,549(b)            70,722
Bally Technologies                                     9,867(b)           182,243
Bob Evans Farms                                        1,826               30,622
CEC Entertainment                                     12,577(b)           216,450
Cheesecake Factory                                    39,600(b)           288,289
Chipotle Mexican Grill Cl A                           10,000(b)           495,801
Chipotle Mexican Grill Cl B                            3,800(b)           175,142
Choice Hotels Intl                                     5,052              126,856
Einstein Noah Restaurant Group                         2,667(b)            13,308
Morgans Hotel Group                                   16,400(b)            65,600
Panera Bread Cl A                                      3,567(b)           158,517
Red Robin Gourmet Burgers                             10,900(b)           132,871
Texas Roadhouse Cl A                                  48,600(b)           271,674
WMS Inds                                               6,279(b)           154,777
                                                                  ---------------
Total                                                                   2,382,872
---------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Helen of Troy                                          3,808(b,c)          59,633
Tupperware Brands                                     13,392              263,421
Universal Electronics                                 34,439(b)           571,687
                                                                  ---------------
Total                                                                     894,741
---------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (--%)
WD-40                                                    913               26,112
---------------------------------------------------------------------------------

INSURANCE (4.3%)
Allied World Assurance Holdings                        8,604(c)           304,237
American Financial Group                               7,812              160,068
American Physicians Service Group                        658               13,403
Amerisafe                                              7,156(b)           115,927
Aspen Insurance Holdings                              34,514(c)           636,093
HCC Insurance Holdings                                60,350            1,406,760
Montpelier Re Holdings                                17,400(c)           239,598
Navigators Group                                       1,660(b)            90,138
Platinum Underwriters Holdings                        11,448(c)           351,797
Protective Life                                       22,100              205,972
RLI                                                    3,900              227,448
StanCorp Financial Group                              27,000              899,370
Tower Group                                           25,700              586,217
United Fire & Casualty                                 4,200               89,838
                                                                  ---------------
Total                                                                   5,326,866
---------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
1-800-FLOWERS.com Cl A                                13,794(b)            51,452
PetMed Express                                        21,300(b)           381,909
                                                                  ---------------
Total                                                                     433,361
---------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.1%)
DealerTrack Holdings                                  34,200(b)           405,270
Dice Holdings                                          8,391(b)            26,767
Digital River                                         18,200(b)           384,566
EarthLink                                             55,160(b)           367,366
Equinix                                                1,800(b)            81,738
GSI Commerce                                          18,700(b)           148,852
j2 Global Communications                               2,904(b)            56,686
Open Text                                              3,232(b,c)          86,004
SAVVIS                                                21,800(b)           171,566


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                               SHARES              VALUE(a)
INTERNET SOFTWARE & SERVICES (CONT.)
United Online                                         12,340              $81,814
Websense                                              53,406(b)           863,575
                                                                  ---------------
Total                                                                   2,674,204
---------------------------------------------------------------------------------

IT SERVICES (2.5%)
Acxiom                                                26,095              195,973
Alliance Data Systems                                 14,200(b)           615,002
Broadridge Financial Solutions                         9,033              102,976
CGI Group Cl A                                         4,595(b,c)          34,325
Ciber                                                  9,784(b)            41,973
CSG Systems Intl                                      29,321(b)           493,766
Gartner                                                3,526(b)            54,159
Global Cash Access Holdings                           13,471(b)            41,625
Global Payments                                       27,400              991,058
Hewitt Associates Cl A                                 4,282(b)           122,380
ManTech Intl Cl A                                      2,793(b)           151,995
NCI Cl A                                               1,245(b)            35,831
SAIC                                                   5,712(b)           101,674
Wright Express                                        11,700(b)           133,146
                                                                  ---------------
Total                                                                   3,115,883
---------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.3%)
JAKKS Pacific                                         11,443(b)           204,829
Polaris Inds                                           4,971              135,708
RC2                                                      239(b)             2,541
Sport Supply Group                                     2,489               14,984
                                                                  ---------------
Total                                                                     358,062
---------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (2.9%)
Bio-Rad Laboratories Cl A                                971(b)            72,009
Dionex                                                 1,005(b)            51,546
ICON ADR                                              46,000(b,c)         974,740
Kendle Intl                                           18,500(b)           378,695
Life Technologies                                      7,427(b)           193,845
PerkinElmer                                           58,200            1,051,093
Techne                                                13,400              830,934
                                                                  ---------------
Total                                                                   3,552,862
---------------------------------------------------------------------------------

MACHINERY (6.0%)
Actuant Cl A                                          78,900            1,415,466
Altra Holdings                                         1,953(b)            15,038
Bucyrus Intl                                          11,900              232,407
Chart Inds                                             5,520(b)            52,771
Clarcor                                               27,700              889,447
EnPro Inds                                             4,448(b)            83,044
Gardner Denver                                        22,830(b)           565,043
Graco                                                 47,300            1,015,058
IDEX                                                  63,500            1,460,499
Lydall                                                 1,776(b)             9,377
Oshkosh                                               29,600              207,200
RBC Bearings                                          38,700(b)           879,264
Robbins & Myers                                       13,961              314,123
Sauer-Danfoss                                         15,200              122,968
Tecumseh Products Cl A                                 6,931(b)            81,924
Thermadyne Holdings                                    2,016(b)            13,104
Watts Water Technologies Cl A                          3,409               76,703
                                                                  ---------------
Total                                                                   7,433,436
---------------------------------------------------------------------------------

MARINE (0.3%)
Horizon Lines Cl A                                    22,913               91,652
Kirby                                                 10,293(b)           261,751
                                                                  ---------------
Total                                                                     353,403
---------------------------------------------------------------------------------

MEDIA (1.7%)
Carmike Cinemas                                        3,059                9,299
DreamWorks Animation SKG Cl A                          8,336(b)           192,562
Entravision Communications Cl A                       90,200(b)            69,905
John Wiley & Sons Cl A                                32,600            1,172,296
Mediacom Communications Cl A                           6,064(b)            15,342
Regal Entertainment Group Cl A                        65,100              596,967
                                                                  ---------------
Total                                                                   2,056,371
---------------------------------------------------------------------------------

METALS & MINING (1.1%)
Century Aluminum                                      20,300(b)           165,445
Cliffs Natural Resources                               7,600              180,500
Compass Minerals Intl                                  2,195              122,898
Eldorado Gold                                        106,300(b,c)         605,910
Olympic Steel                                          1,128               19,740
Reliance Steel & Aluminum                             11,000              226,820
                                                                  ---------------
Total                                                                   1,321,313
---------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                               SHARES              VALUE(a)

MULTILINE RETAIL (0.4%)
Big Lots                                               8,523(b)          $149,323
Dollar Tree                                            8,993(b)           380,943
                                                                  ---------------
Total                                                                     530,266
---------------------------------------------------------------------------------

MULTI-UTILITIES (0.1%)
Avista                                                 4,586               81,035
---------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.0%)
Arena Resources                                       23,600(b)           624,692
Berry Petroleum Cl A                                   9,300              108,903
Bill Barrett                                          21,000(b)           469,770
Comstock Resources                                    28,200(b)         1,182,425
Concho Resources                                      24,000(b)           566,160
Denbury Resources                                      6,600(b)            62,898
Encore Acquisition                                     6,900(b)           182,436
EXCO Resources                                        76,300(b)           585,221
McMoRan Exploration                                   16,173(b)           181,946
Parallel Petroleum                                    48,800(b)           153,720
Penn Virginia                                          5,350              160,661
St. Mary Land & Exploration                           19,100              384,101
Stone Energy                                           8,384(b)           139,342
Teekay Tankers Cl A                                      341(c)             3,724
W&T Offshore                                           4,983               69,762
World Fuel Services                                    3,499              127,014
                                                                  ---------------
Total                                                                   5,002,775
---------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.1%)
Buckeye Technologies                                  24,852(b)           112,083
Kapstone Paper and Packaging                           9,814(b)            43,476
                                                                  ---------------
Total                                                                     155,559
---------------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
King Pharmaceuticals                                  29,928(b)           287,608
KV Pharmaceutical Cl A                                 6,900(b)            31,602
Matrixx Initiatives                                    1,215(b)            18,274
Medicis Pharmaceutical Cl A                           26,562              324,853
Questcor Pharmaceuticals                               2,448(b)            20,930
Salix Pharmaceuticals                                  8,145(b)            65,975
Sucampo Pharmaceuticals Cl A                             535(b)             3,280
VIVUS                                                 54,910(b)           326,165
                                                                  ---------------
Total                                                                   1,078,687
---------------------------------------------------------------------------------

PROFESSIONAL SERVICES (3.1%)
Administaff                                           24,000              409,920
Advisory Board                                        33,500(b)           839,174
COMSYS IT Partners                                    12,580(b)            40,130
FTI Consulting                                         8,300(b)           455,172
Kforce                                                45,000(b)           306,000
MPS Group                                             21,300(b)           141,006
On Assignment                                          4,410(b)            25,358
Resources Connection                                  23,200(b)           401,592
Robert Half Intl                                      23,900              499,271
School Specialty                                       8,500(b)           136,170
Spherion                                               8,067(b)            18,151
Watson Wyatt Worldwide Cl A                           15,980              644,314
                                                                  ---------------
Total                                                                   3,916,258
---------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.0%)
Alexander's                                               86               18,301
Apartment Investment & Management Cl A                   609                6,985
Associated Estates Realty                              4,384               38,404
BioMed Realty Trust                                    9,985               93,060
Entertainment Properties Trust                         1,709               41,922
Equity Lifestyle Properties                           12,798              442,810
Essex Property Trust                                   3,927              339,568
Extra Space Storage                                   10,339               91,500
First Potomac Realty Trust                            47,000              377,410
Gladstone Commercial                                  23,800              304,878
Lexington Realty Trust                                 1,255                6,087
Medical Properties Trust                               2,864               17,843
MFA Mtge Investments                                 147,000              909,929
Mid-America Apartment Communities                      3,629              134,382
NorthStar Realty Finance                              34,100              115,940
PS Business Parks                                      1,347               64,198


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                               SHARES              VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Senior Housing Properties Trust                        4,550              $63,382
Sovran Self Storage                                    1,660               45,086
Sunstone Hotel Investors                              63,100              300,987
Taubman Centers                                       12,042              287,081
                                                                  ---------------
Total                                                                   3,699,753
---------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Jones Lang LaSalle                                     7,100              169,193
Thomas Properties Group                               30,500               61,610
                                                                  ---------------
Total                                                                     230,803
---------------------------------------------------------------------------------

ROAD & RAIL (2.9%)
Arkansas Best                                          5,132              136,255
Genesee & Wyoming Cl A                                 2,600(b)            78,988
Heartland Express                                     98,600            1,522,384
JB Hunt Transport Services                            27,500              737,275
Knight Transportation                                 61,100              962,936
Landstar System                                        4,360              140,130
USA Truck                                              1,659(b)            22,148
Werner Enterprises                                     3,193               55,494
                                                                  ---------------
Total                                                                   3,655,610
---------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.4%)
Amkor Technology                                      30,958(b)            68,108
ASM Intl                                              10,119(b,c)          86,113
ATMI                                                  28,100(b)           334,952
Cavium Networks                                       46,000(b)           499,100
Cirrus Logic                                          12,833(b)            54,155
Conexant Systems                                       8,110(b)             8,272
FormFactor                                            29,400(b)           397,782
Kulicke & Soffa Inds                                  11,955(b)            16,857
Microsemi                                             34,638(b)           675,095
Power Integrations                                    48,900              894,870
Silicon Image                                         36,162(b)           136,692
Skyworks Solutions                                    46,975(b)           253,195
Standard Microsystems                                 10,580(b)           161,239
TriQuint Semiconductor                                18,505(b)            47,743
Ultratech                                              2,220(b)            27,861
Varian Semiconductor Equipment Associates                945(b)            17,388
Verigy                                                49,500(b,c)         455,895
Volterra Semiconductor                                13,081(b)            97,846
                                                                  ---------------
Total                                                                   4,233,163
---------------------------------------------------------------------------------

SOFTWARE (3.3%)
ANSYS                                                  3,444(b)            99,394
Blackbaud                                             36,400              455,000
CommVault Systems                                     47,500(b)           486,875
Compuware                                             15,666(b)            99,479
JDA Software Group                                     3,664(b)            48,292
Mentor Graphics                                       30,156(b)           204,458
Parametric Technology                                  4,915(b)            56,817
Quest Software                                        55,900(b)           746,265
Soapstone Networks                                    12,035(b)            26,477
Solera Holdings                                       50,300(b)           984,370
SPSS                                                   5,040(b)           123,178
Sybase                                                18,149(b)           447,191
Symyx Technologies                                     1,088(b)             4,374
Synopsys                                              16,068(b)           257,570
Take-Two Interactive Software                          9,633              117,041
TeleCommunication Systems Cl A                           648(b)             5,119
                                                                  ---------------
Total                                                                   4,161,900
---------------------------------------------------------------------------------

SPECIALTY RETAIL (1.0%)
America's Car-Mart                                     1,367(b)            12,768
Finish Line Cl A                                       3,677               19,525
Genesco                                               12,338(b)           166,069
Gymboree                                               8,638(b)           217,246
Jo-Ann Stores                                         20,340(b)           282,319
New York & Co                                         19,061(b)            35,835
RadioShack                                             7,639               75,244
Rent-A-Center                                          1,946(b)            31,934
Tractor Supply                                         4,623(b)           177,431
Wet Seal Cl A                                         83,125(b)           233,581
                                                                  ---------------
Total                                                                   1,251,952
---------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.9%)
Deckers Outdoor                                          127(b)             7,574
FGX Intl Holdings                                        918(b,c)           9,419
Fossil                                                 1,472(b)            22,374
Skechers USA Cl A                                      6,462(b)            77,802
Steven Madden                                          1,683(b)            28,796
True Religion Apparel                                  3,241(b)            40,804


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                               SHARES              VALUE(a)
TEXTILES, APPAREL & LUXURY GOODS (CONT.)
UniFirst                                               1,958              $54,256
Volcom                                                32,400(b)           326,592
Warnaco Group                                         23,203(b)           415,335
Wolverine World Wide                                   6,738              129,841
                                                                  ---------------
Total                                                                   1,112,793
---------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.5%)
Brookline Bancorp                                      4,976               56,179
Charter Financial                                        782                7,097
First Niagara Financial Group                          8,784              136,240
Provident Financial Services                           4,609               69,089
Trustco Bank NY                                       13,225              140,053
WSFS Financial                                         4,900              214,423
                                                                  ---------------
Total                                                                     623,081
---------------------------------------------------------------------------------

TOBACCO (--%)
Alliance One Intl                                     10,680(b)            33,108
---------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (2.4%)
Applied Industrial Technologies                        5,061               96,463
Beacon Roofing Supply                                 78,037(b)           922,397
BlueLinx Holdings                                      2,276                4,939
Interline Brands                                      41,500(b)           383,460
Rush Enterprises Cl A                                 41,800(b)           367,004
Watsco                                                28,500            1,121,190
WESCO Intl                                             5,831(b)            86,240
                                                                  ---------------
Total                                                                   2,981,693
---------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
Macquarie Infrastructure LLC                          13,700               63,842
---------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.8%)
Centennial Communications                            136,600(b)         1,055,918
SBA Communications Cl A                               58,400(b)           922,136
Syniverse Holdings                                    24,289(b)           237,304
                                                                  ---------------
Total                                                                   2,215,358
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $178,231,413)                                                 $122,298,252
---------------------------------------------------------------------------------



MONEY MARKET FUND (1.9%)
                                                     SHARES              VALUE(a)
RiverSource Short-Term Cash Fund, 0.69%            2,315,558(d)        $2,315,558
---------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,315,558)                                                     $2,315,558
---------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $180,546,971)(e)                                              $124,613,810
=================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2008, the value of foreign securities represented 3.6% of net assets.

(d) Affiliated Money Market Fund -- See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at Nov. 30, 2008.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(e) At Nov. 30, 2008, the cost of securities for federal income tax purposes was approximately $180,547,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                          $2,892,000
Unrealized depreciation                         (58,825,000)
-----------------------------------------------------------
Net unrealized depreciation                    $(55,933,000)
-----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Nov. 30, 2008:

                                         FAIR VALUE AT NOV. 30, 2008
                         ----------------------------------------------------------
                              LEVEL 1        LEVEL 2
                           QUOTED PRICES      OTHER        LEVEL 3
                             IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                            MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION              IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                $124,613,810        $--          $--       $124,613,810






--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
NOV. 30, 2008 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $178,231,413)                     $122,298,252
  Affiliated money market fund (identified cost $2,315,558)                  2,315,558
--------------------------------------------------------------------------------------
Total investments in securities (identified cost $180,546,971)             124,613,810
Capital shares receivable                                                       49,560
Dividends receivable                                                            90,317
Receivable for investment securities sold                                      716,910
--------------------------------------------------------------------------------------
Total assets                                                               125,470,597
--------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                          83,965
Payable for investment securities purchased                                    657,398
Accrued investment management services fees                                      6,533
Accrued distribution fees                                                       25,101
Accrued transfer agency fees                                                     2,752
Accrued administrative services fees                                               539
Accrued plan administration services fees                                          377
Other accrued expenses                                                         116,091
--------------------------------------------------------------------------------------
Total liabilities                                                              892,756
--------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $124,577,841
--------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $    390,774
Additional paid-in capital                                                 216,491,413
Net Operating Loss                                                            (102,053)
Accumulated net realized gain (loss)                                       (36,269,132)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies       (55,933,161)
--------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $124,577,841
--------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $108,929,401           33,919,657                       $3.21(1)
Class B                     $ 12,525,427            4,168,214                       $3.00
Class C                     $  1,220,449              406,621                       $3.00
Class I                     $      5,610                1,724                       $3.25
Class R4                    $  1,896,954              581,185                       $3.26
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $3.41. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  27

STATEMENT OF OPERATIONS  -------------------------------------------------------
SIX MONTHS ENDED NOV. 30, 2008 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $  1,081,507
Income distributions from affiliated money market fund              53,828
Fee income from securities lending                                  34,315
     Less foreign taxes withheld                                    (1,274)
--------------------------------------------------------------------------
Total income                                                     1,168,376
--------------------------------------------------------------------------
Expenses:
Investment management services fees                                844,058
Distribution fees
  Class A                                                          199,243
  Class B                                                           95,770
  Class C                                                            8,924
Transfer agency fees
  Class A                                                          233,297
  Class B                                                           29,796
  Class C                                                            2,706
  Class R4                                                             666
Administrative services fees                                        73,202
Plan administration services fees -- Class R4                        3,329
Compensation of board members                                        2,405
Custodian fees                                                      72,090
Printing and postage                                                43,101
Registration fees                                                   12,350
Professional fees                                                   17,087
Other                                                                5,194
--------------------------------------------------------------------------
Total expenses                                                   1,643,218
  Expenses waived/reimbursed by the Investment Manager and
     its affiliates                                               (373,344)
  Earnings and bank fee credits on cash balances                    (1,996)
--------------------------------------------------------------------------
Total net expenses                                               1,267,878
--------------------------------------------------------------------------
Investment income (loss) -- net                                    (99,502)
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions              (14,023,044)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                        (72,953,996)
--------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          (86,977,040)
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(87,076,542)
--------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS  -------------------------------------------


                                                                   SIX MONTHS ENDED    YEAR ENDED
                                                                      NOV. 30, 2008  MAY 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                       $     (99,502) $ (1,425,180)
Net realized gain (loss) on investments                                 (14,023,044)   11,450,219
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    (72,953,996)  (43,720,670)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (87,076,542)  (33,695,631)
-------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net realized gain
    Class A                                                                      --   (26,018,403)
    Class B                                                                      --    (3,775,350)
    Class C                                                                      --      (323,974)
    Class I                                                                      --        (1,236)
    Class R4                                                                     --      (413,170)
-------------------------------------------------------------------------------------------------
Total distributions                                                              --   (30,532,133)
-------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         10,088,974    20,007,195
  Class B shares                                                            992,215     2,573,166
  Class C shares                                                            192,860       284,363
  Class R4 shares                                                           172,606       693,992
Reinvestment of distributions at net asset value
  Class A shares                                                                 --    25,538,787
  Class B shares                                                                 --     3,719,181
  Class C shares                                                                 --       315,340
  Class R4 shares                                                                --       411,736
Payments for redemptions
  Class A shares                                                        (21,364,181)  (69,479,034)
  Class B shares                                                         (4,994,325)  (16,314,699)
  Class C shares                                                           (362,028)   (1,027,889)
  Class R4 shares                                                          (202,101)   (1,130,329)
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (15,475,980)  (34,408,191)
-------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (102,552,522)  (98,635,955)
Net assets at beginning of period                                       227,130,363   325,766,318
-------------------------------------------------------------------------------------------------
Net assets at end of period                                           $ 124,577,841  $227,130,363
-------------------------------------------------------------------------------------------------
Excess of distributions over net investment income                    $    (102,053) $     (2,551)
-------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $5.38        $6.79        $6.01        $5.81        $5.63
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(b),(c)  (.03)(b)     (.03)        (.04)        (.04)
Net gains (losses) (both realized and
 unrealized)                                         (2.17)        (.66)        1.05          .98          .86
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.17)        (.69)        1.02          .94          .82
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.72)        (.24)        (.74)        (.64)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.21        $5.38        $6.79        $6.01        $5.81
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $109         $196         $275         $302         $123
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.71%(f)     1.69%        1.58%        1.76%        1.81%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.30%(f)     1.31%        1.32%        1.51%        1.55%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.02%)(f)    (.45%)       (.50%)       (.74%)       (.84%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                35%         106%          70%          88%          88%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (40.33%)(j)   (9.95%)      17.57%       16.60%       14.62%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Nov. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.30% for the year ended May 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $5.05        $6.47        $5.79        $5.66        $5.54
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(b)     (.07)(b)     (.08)        (.09)        (.08)
Net gains (losses) (both realized and
 unrealized)                                         (2.03)        (.63)        1.00          .96          .84
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.05)        (.70)         .92          .87          .76
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.72)        (.24)        (.74)        (.64)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.00        $5.05        $6.47        $5.79        $5.66
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $13          $26          $44          $60          $46
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.48%(e)     2.45%        2.35%        2.54%        2.58%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     2.07%(e)     2.07%        2.09%        2.29%        2.31%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.79%)(e)   (1.21%)      (1.27%)      (1.53%)      (1.60%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                35%         106%          70%          88%          88%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (40.59%)(i)  (10.65%)      16.49%       15.76%       13.73%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Nov. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 2.06% for the year ended May 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $5.04        $6.46        $5.78        $5.65        $5.53
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(b)     (.07)(b)     (.08)        (.09)        (.09)
Net gains (losses) (both realized and
 unrealized)                                         (2.02)        (.63)        1.00          .96          .85
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.04)        (.70)         .92          .87          .76
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.72)        (.24)        (.74)        (.64)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.00        $5.04        $6.46        $5.78        $5.65
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $1           $2           $3           $4           $4
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.47%(e)     2.45%        2.34%        2.54%        2.57%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     2.06%(e)     2.07%        2.09%        2.29%        2.31%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.78%)(e)   (1.22%)      (1.26%)      (1.53%)      (1.60%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                35%         106%          70%          88%          88%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (40.48%)(i)  (10.66%)      16.52%       15.78%       13.74%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Nov. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 2.06% for the year ended May 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $5.43        $6.83        $6.09        $5.86        $5.66
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)       .00(b),(c)    --         (.03)        (.03)
Net gains (losses) (both realized and
 unrealized)                                         (2.19)        (.68)         .98         1.00          .87
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.18)        (.68)         .98          .97          .84
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.72)        (.24)        (.74)        (.64)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.25        $5.43        $6.83        $6.09        $5.86
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $14           $7
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.16%(f)     1.19%        1.09%        1.29%        1.32%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .85%(f)      .90%         .97%        1.24%        1.30%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .43%(f)     (.05%)       (.06%)       (.47%)       (.59%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                35%         106%          70%          88%          88%
--------------------------------------------------------------------------------------------------------------
Total return                                       (40.15%)(i)   (9.75%)      16.68%       16.98%       14.89%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(i) Not annualized.
(j) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended May 31,                       2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $5.46        $6.87        $6.07        $5.85        $5.65
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(b),(c)  (.02)(b)     (.02)        (.03)        (.04)
Net gains (losses) (both realized and
 unrealized)                                         (2.20)        (.67)        1.06          .99          .88
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.20)        (.69)        1.04          .96          .84
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.72)        (.24)        (.74)        (.64)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.26        $5.46        $6.87        $6.07        $5.85
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $3           $4           $4          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.47%(f)     1.50%        1.39%        1.53%        1.63%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.13%(f)     1.16%        1.15%        1.30%        1.37%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .15%(f)     (.29%)       (.33%)       (.50%)       (.67%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                35%         106%          70%          88%          88%
--------------------------------------------------------------------------------------------------------------
Total return                                       (40.29%)(i)   (9.84%)      17.72%       16.84%       14.92%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Nov. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.15% for the year ended May 31, 2008.
(i) Not annualized.
(j) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO NOV. 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Partners Small Cap Equity Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities issued by small companies.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Nov. 30, 2008, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets and liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to

--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest


--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Nov. 30, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options of futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or

--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Nov. 30, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At Nov. 30, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.


--------------------------------------------------------------------------------
38  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions, investments in partnerships, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for periods beginning after Nov. 15, 2008. As of Nov. 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.97% to 0.87% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Small-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $43,514 for the six months ended Nov. 30, 2008. The management fee for the six months ended Nov. 30, 2008, was 0.92% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENTS
The Investment Manager has Subadvisory Agreements with American Century Investment Management, Inc., Lord, Abbett & Co. LLC and Jennison Associates LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadviser to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended Nov. 30, 2008, was 0.08% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
40  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Nov. 30, 2008 other expenses paid to this company were $659.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $554,000 and $17,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $60,992 for Class A, $5,569 for Class B and $26 for Class C for the six months ended Nov. 30, 2008.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Nov. 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.30%
Class B.............................................  2.07
Class C.............................................  2.06
Class I.............................................  0.85
Class R4............................................  1.13


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $73,902
Class B...........................................    8,856
Class C...........................................      833


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4...........................................  $273


The management fees waived/reimbursed at the Fund level were $289,480.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until May 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of

--------------------------------------------------------------------------------
42  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  1.35%
Class B.............................................  2.12
Class C.............................................  2.11
Class I.............................................  0.90
Class R4............................................  1.20


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended Nov. 30, 2008, the Fund's custodian and transfer agency fees were reduced by $1,996 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $64,254,384 and $77,077,641, respectively, for the six months ended Nov. 30, 2008. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $34,315 for the six months ended Nov. 30, 2008. Expenses paid to the Investment Manager as securities lending agent were $1,023 for the six months ended Nov. 30, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At Nov. 30, 2008, the Fund had no securities out on loan.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED NOV. 30, 2008
                         ---------------------------------------------------------
                                      ISSUED FOR
                                      REINVESTED                       NET
                            SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                  2,276,071        --       (4,824,043)      (2,547,972)
Class B                    237,505        --       (1,144,158)        (906,653)
Class C                     47,298        --          (84,232)         (36,934)
Class R4                    40,672        --          (46,033)          (5,361)
----------------------------------------------------------------------------------



                                          YEAR ENDED MAY 31, 2008
                        ----------------------------------------------------------
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 3,398,616    4,864,531    (12,271,465)      (4,008,318)
Class B                   475,145      751,350     (2,898,020)      (1,671,525)
Class C                    53,331       63,834       (194,699)         (77,534)
Class R4                  122,244       77,249       (203,472)          (3,979)
----------------------------------------------------------------------------------


5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $27,294,180 and $36,228,805, respectively, for the six months ended Nov. 30, 2008. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Nov. 30, 2008, can be found in the Portfolio of Investments.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource

--------------------------------------------------------------------------------
44  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Nov. 30, 2008.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

7. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $14,147,440 at May 31, 2008, that if not offset by capital gains will expire in 2010.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At May 31, 2008, the Fund had a post-October loss of $6,203,044 that is treated for income tax purposes as occurring on June 1, 2008.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual

--------------------------------------------------------------------------------
46  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. (transfer agent for the Seligman Funds) and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit. Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, each of Seligman, RiverSource Investments and their affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies including those funds in the RiverSource complex of funds. Neither Seligman nor RiverSource Investments believes that the foregoing legal action or other possible actions will have a material adverse impact on Seligman, RiverSource Investments or their current or former clients, including the Seligman Funds and

--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


other investment companies managed by RiverSource Investments; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

9. SUBSEQUENT EVENTS

Effective Dec. 15, 2008, the Fund will pay custodian fees to JPMorgan Chase Bank, N.A. and, in addition, JPMorgan Chase Bank, N.A. will serve as the securities lending agent for the Fund.


--------------------------------------------------------------------------------
48  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2008 SEMIANNUAL REPORT  49

RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus.
                                RiverSource(R) mutual funds are distributed by RiverSource
                                Distributors, Inc. and RiverSource Fund Distributors Inc.,
                                Members FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC                              S-6248 H (1/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PARTNERS SMALL CAP VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2008


RIVERSOURCE PARTNERS SMALL CAP VALUE FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL
APPRECIATION.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Manager Commentary.................    7

Fund Expenses Example..............   15

Portfolio of Investments...........   18

Statement of Assets and
  Liabilities......................   28

Statement of Operations............   29

Statements of Changes in Net
  Assets...........................   31

Financial Highlights...............   33

Notes to Financial Statements......   41

Proxy Voting.......................   56



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
2  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners Small Cap Value Fund (the Fund) Class A shares declined
  37.84% (excluding sales charge) for the semiannual period ended Nov. 30, 2008.

> The Fund underperformed its benchmark, the Russell 2000(R) Value Index, which fell 32.86%.

> The Fund underperformed its peer group, as represented by the Lipper Small-Cap
  Value Funds Index, which lost 37.06% for the period.

ANNUALIZED TOTAL RETURNS (for period ended Nov. 30, 2008)
--------------------------------------------------------------------------------


                                                                        Since
                                                                      inception
                                6 months*   1 year  3 years  5 years   6/18/01
-------------------------------------------------------------------------------
RiverSource Partners Small Cap
  Value Fund Class A
  (excluding sales charge)       -37.84%   -38.79%  -11.72%   -2.51%    +1.75%
-------------------------------------------------------------------------------
Russell 2000 Value Index
  (unmanaged)(1)                 -32.86%   -33.61%   -9.54%   -0.21%    +3.52%
-------------------------------------------------------------------------------
Lipper Small-Cap Value Funds
  Index(2)                       -37.06%   -37.08%  -10.75%   -0.83%    +3.19%
-------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell 2000 Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
          RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                          MEDIUM   SIZE
   X                      SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                                           Net fund and
               Total fund    Net fund   acquired fund fees
                expenses   expenses(a)    and expenses(b)
----------------------------------------------------------
Class A           1.56%       1.38%            1.39%
----------------------------------------------------------
Class B           2.33%       2.15%            2.16%
----------------------------------------------------------
Class C           2.33%       2.14%            2.15%
----------------------------------------------------------
Class I           1.05%       0.93%            0.94%
----------------------------------------------------------
Class R2          1.84%       1.73%            1.74%
----------------------------------------------------------
Class R3          1.63%       1.48%            1.49%
----------------------------------------------------------
Class R4          1.35%       1.23%            1.24%
----------------------------------------------------------
Class R5          1.08%       0.98%            0.99%
----------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.04% for the year ended May 31, 2008), will not exceed 1.42% for Class A, 2.19% for Class B, 2.18% for Class C, 0.97% for Class I, 1.77% for Class R2, 1.52% for Class R3, 1.27% for Class R4 and 1.02% for Class R5.
(b) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of acquired funds in which the Fund invests. The Fund's "acquired fund fees and expenses," based on its investment in the acquired funds, was 0.01% for the year ended May 31, 2008.

Investments in small-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
4  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT NOV. 30, 2008
                                                                   SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION**
Class A (inception
  6/18/01)                 -37.84%   -38.79%  -11.72%   -2.51%     +1.75%
---------------------------------------------------------------------------
Class B (inception
  6/18/01)                 -38.06%   -39.20%  -12.25%   -3.05%     +1.17%
---------------------------------------------------------------------------
Class C (inception
  6/18/01)                 -37.98%   -39.12%  -12.22%   -3.03%     +1.20%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                  -37.78%   -38.56%  -11.42%     N/A      -4.11%
---------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                -38.03%   -38.96%     N/A      N/A     -24.27%
---------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                -37.92%   -38.72%     N/A      N/A     -23.92%
---------------------------------------------------------------------------
Class R4 (inception
  6/18/01)                 -37.63%   -38.44%  -11.43%   -2.27%     +1.95%
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                -37.76%   -38.56%     N/A      N/A     -23.68%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  6/18/01)                 -41.43%   -42.35%  -13.46%   -3.65%     +0.94%
---------------------------------------------------------------------------
Class B (inception
  6/18/01)                 -41.16%   -41.76%  -12.94%   -3.25%     +1.17%
---------------------------------------------------------------------------
Class C (inception
  6/18/01)                 -38.60%   -39.63%  -12.22%   -3.03%     +1.20%
---------------------------------------------------------------------------



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.


--------------------------------------------------------------------------------
          RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AT DEC. 31, 2008
                                                                   SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION**
Class A (inception
  6/18/01)                 -27.74%   -34.32%  -10.38%   -1.87%     +2.44%
---------------------------------------------------------------------------
Class B (inception
  6/18/01)                 -28.29%   -35.06%  -10.98%   -2.49%     +1.83%
---------------------------------------------------------------------------
Class C (inception
  6/18/01)                 -28.22%   -34.98%  -10.95%   -2.47%     +1.86%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                  -27.60%   -34.02%  -10.03%     N/A      -2.95%
---------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                -27.84%   -34.53%     N/A      N/A     -21.40%
---------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                -27.82%   -34.31%     N/A      N/A     -21.07%
---------------------------------------------------------------------------
Class R4 (inception
  6/18/01)                 -27.69%   -34.03%  -10.11%   -1.66%     +2.64%
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                -27.69%   -34.17%     N/A      N/A     -20.85%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  6/18/01)                 -31.87%   -38.12%  -12.14%   -3.02%     +1.64%
---------------------------------------------------------------------------
Class B (inception
  6/18/01)                 -31.87%   -38.30%  -11.80%   -2.69%     +1.83%
---------------------------------------------------------------------------
Class C (inception
  6/18/01)                 -28.94%   -35.63%  -10.95%   -2.47%     +1.86%
---------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
6  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

RiverSource Partners Small Cap Value Fund is managed by four independent money management firms that each invest a portion of Fund assets in small company value stocks with the goal of providing long-term capital appreciation. As of Nov. 30, 2008, Metropolitan West Capital Management, LLC (MetWest Capital) managed approximately 30%; Donald Smith & Co., Inc. (Donald Smith) managed approximately 26%; Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow Hanley) managed approximately 22%; and Federated MDTA, LLC (MDTA) managed approximately 22% of the Fund's assets.

Dear Shareholders,

RiverSource Partners Small Cap Value Fund (the Fund) Class A shares declined 37.84% (excluding sales charge) for the semiannual period ended Nov. 30, 2008. The Fund underperformed its benchmark, the Russell 2000(R) Value Index (Russell Index), which fell 32.86%. The Fund underperformed its peer group, as represented by the Lipper Small-Cap Value Funds Index, which lost 37.06% for the period.


SECTOR DIVERSIFICATION(1) (at Nov. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     13.4%
------------------------------------------------
Consumer Staples                            2.3%
------------------------------------------------
Energy                                      4.2%
------------------------------------------------
Financials                                 17.7%
------------------------------------------------
Health Care                                 6.3%
------------------------------------------------
Industrials                                19.4%
------------------------------------------------
Information Technology                     15.8%
------------------------------------------------
Materials                                   4.5%
------------------------------------------------
Telecommunication Services                  0.9%
------------------------------------------------
Utilities                                   4.4%
------------------------------------------------
Other(2)                                   11.1%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
          RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

SIGNIFICANT PERFORMANCE FACTORS
METWEST CAPITAL: During the six-month period, our portion of the Fund was most significantly affected by the negative environment for small-cap value stocks. Every sector in the Russell Index declined. The majority of returns resulted from stock selection across a number of sectors. However, given the extreme and volatile performance during the six-month period, sector overweights and underweights relative to the Russell Index also significantly impacted performance.

For the semiannual period, stock selection was strongest in the financials, industrials and consumer staples sectors. A result of bottom-up stock selection decisions, the overweight in health care in the portion of the Fund we manage also contributed.

An underweight in the top-performing utilities sector and stock selection in energy were the primary detractors from performance during the six-month period. An underweight in financials, a sector that withstood the market downturn better than the Russell Index overall, also detracted from performance. However, the negative impact of the underweight was more than offset by favorable stock selection in the sector.


TOP TEN HOLDINGS (at Nov. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

IPC Holdings                                2.0%
------------------------------------------------
3Com                                        1.6%
------------------------------------------------
Plexus                                      1.4%
------------------------------------------------
Family Dollar Stores                        1.3%
------------------------------------------------
Air France-KLM ADR                          1.3%
------------------------------------------------
Selective Insurance Group                   1.3%
------------------------------------------------
Alaska Air Group                            1.2%
------------------------------------------------
Regal-Beloit                                1.2%
------------------------------------------------
MI Developments Cl A                        1.1%
------------------------------------------------
Simpson Mfg                                 1.1%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

CURRENT AND FUTURE PORTFOLIO HOLDINGS ARE SUBJECT TO RISK.


--------------------------------------------------------------------------------
8  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

While stock selection in consumer discretionary was positive for the semiannual period, a couple of the worst performers in our segment of the Fund were also in this sector: CENTRAL EUROPEAN MEDIA ENTERPRISES and BORDERS GROUP. Central European Media, a cable television provider, was a primary detractor. Although stock selection was favorable overall in health care, ADVANCED MEDICAL OPTICS created a significant drag on performance. Advanced Medical Optics shares sold off in sympathy of weakening consumer spending due to the company's involvement in elective laser vision correction surgery. However, we believe this company will be an excellent long-term investment given its leading position in the growing eye care industry.

DONALD SMITH: Small-cap and value stocks have done poorly since the market peak in July 2007, with low price/book value stocks performing particularly poorly. While the decline in our portion of the portfolio was significant, we view it favorably when compared with the overall universe of low price/book value stocks, which declined severely. Our cash position helped mitigate stock losses, as did a few winning stocks such as RELIANT ENERGY, FLEXTRONICS INTERNATIONAL, NV ENERGY, ALASKA AIR GROUP and CELESTICA. In general, companies subject to the weakening economy, such as technology firms, auto parts makers and retailers, were the largest underperformers. Information technology losers included TECH DATA and semiconductor manufacturers SPANSION, SEMICONDUCTOR MANUFACTURING INTERNATIONAL, and INTEGRATED SILICON SOLUTIONS. Other large losers included DILLARD'S, AIR FRANCE -- KLM, STONE ENERGY, MI DEVELOPMENTS and COOPER TIRE & RUBBER.



  During the six-month period, our portion of the Fund was most significantly affected by the negative environment for small-cap value stocks. -- Metropolitan West Capital Management






--------------------------------------------------------------------------------
          RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------

BARROW HANLEY: A significant overweight to stocks in the poorly-performing consumer discretionary sector had the largest negative impact on relative performance in our portion of the Fund during the six-month period. This factor, coupled with poorer performance by holdings such as VALASSIS COMMUNICATIONS and LEAR, resulted in significant losses during the period. An overweight in information technology, an underweight in financials and no exposure to utilities further detracted from performance relative to the Russell Index.

For many years now, we have been unable to find more than a few investments in the financials sector that have satisfied our potential return requirements. As a result, the holdings in our portion of the Fund have and continue to amount to a small fraction (on a percentage basis) of those included in the Russell Index. We have found that the best buying opportunities lie in undervalued companies that are seeing business conditions beginning to improve or stabilize, or at least reach a point of maximum negativity. While many financials sector stocks appear to have great long-term appeal, they still have downside risk, as credit conditions have not stabilized. As such, while we expect to invest meaningfully in financials in the future, such additions are currently being made selectively. Our practice of individually selecting stocks often leads to sector weightings vs. the Russell Index that are different. This is true for the semiannual period and explains the underperformance vs. the Russell Index in our portion of the Fund.

MDTA: Our strategy is to look for companies with improving earnings. Overall, the market did not favor companies with improving earnings during the semiannual period, causing poor performance within our portion of the Fund.

Stock selection in health care and consumer durables contributed modestly to performance during the period. Our underweights in consumer cyclical and information technology stocks contributed moderately, while our underweight in consumer durables contributed more modestly.

Stock selection in financial services, transportation and energy-related stocks detracted significantly from performance. Stock selection in information technology, consumer staples, and capital goods detracted to

--------------------------------------------------------------------------------
10  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


a lesser degree. Our portion of the portfolio was overweight in energy, which underperformed the market and detracted significantly from performance.

CHANGES TO THE FUND'S PORTFOLIO
METWEST CAPITAL: While our investment team's long-term perspective generally translates into low portfolio turnover, in some market environments more trading is required. During the six-month period, several holdings in our portion of the portfolio approached the team's intrinsic value targets and were sold, including COHERENT, NEW JERSEY RESOURCES, THE CHILDREN'S PLACE RETAIL STORES, and INFINITY PROPERTY & CASUALTY. Uncharacteristically, TCF FINANCIAL was both bought and sold during the six-month period, having reached a significant level of price appreciation during the period. Typically, investments are made with a two- to three-year investment horizon. However, adhering to our strict sell discipline and given the recent market volatility, when TCF quickly approached our intrinsic value price target, it was sold.

We also took advantage of some volatility on the upside during the period, trimming positions in forensic accounting and litigation consultant NAVIGANT CONSULTING and regional bank SYNOVUS FINANCIAL, the latter being an investment made in July 2008.

With the proceeds of the sales, our investment team added to some positions in which we continue to have high conviction, such as CATHAY GENERAL BANCORP, office supply wholesaler UNITED STATIONERS, cable television service provider CENTRAL EUROPEAN MEDIA ENTERPRISES and electronic payment solutions provider VERIFONE HOLDINGS. We also built positions in other well-managed businesses, such as regional bank ZIONS BANCORPORATION, children's clothing retailer GYMBOREE, drug development research provider COVANCE, public utility EL PASO ELECTRIC and RALCORP HOLDINGS, a manufacturer of private label (store brand) food products. We were also able to reinvest in high quality businesses previously held in our portion of the Fund but sold as they approached intrinsic value targets, including composite materials manufacturer HEXCEL, transportation and logistics service provider LANDSTAR SYSTEM and SOLERA HOLDINGS, a provider of automobile insurance claims processing software and services.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  11

MANAGER COMMENTARY (continued) -------------------------------------------------

DONALD SMITH: AVISTA and QUANTA CAPITAL were eliminated from our portion of the portfolio after performing well. We purchased a number of new stocks that met our strict valuation criteria that included CELESTICA, DANA HOLDING, FLEXTRONICS INTL, LOUISIANA-PACIFIC, MICRON TECHNOLOGY, NV ENERGY, RELIANT ENERGY, STILLWATER MINING and DOMTAR. On average, these stocks were purchased at approximately half of tangible book value.

BARROW HANLEY: Given our methodology, changes to our portion of the portfolio depend significantly on finding companies with the potential for high fundamental improvement, making alterations to the portfolio evolutionary in nature.

New to the portfolio were ADVANCED MEDICAL OPTICS, AMERISTAR CASINOS, CABELA'S, GENTEX, OSHKOSH, SIMPSON MANUFACTURING, TORCHMARK and UNITED COMMUNITY BANKS.

During the six-month period, the following stocks were eliminated: BANK OF HAWAII, CENTURY ALUMINUM, UNITED COMMUNITY BANKS, WINNEBAGO INDUSTRIES and WOLVERINE WORLD WIDE.

MDTA: During the reporting period, our bottom-up quantitative process significantly increased allocations to health care, public utilities, and transportation stocks in our portion of the portfolio.

We also decreased allocations significantly in energy and information technology stocks.

OUR FUTURE STRATEGY
METWEST CAPITAL: We continue to adhere to the same bottom-up, fundamentally based investment process that has served us well since the firm's inception. The uncertainty in the marketplace has provided the opportunity for us to add to some existing holdings and to make new investments in other high quality businesses. Attempting to minimize risk in our segment of the Fund, we continue to invest in high quality companies and broadly diversify by sector, industry, company and exposures to such factors as economic cyclicality and interest rate sensitivity.

Though we were able to add considerable value for Fund shareholders relative to the Russell Index during the six-month period, our investment

--------------------------------------------------------------------------------
12  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


team emphasizes that recent performance is the result of careful, informed investment decisions undertaken 12 to 36 months earlier. It is easy to get caught up in the news of the day. However, the investment team firmly believes that its single-minded focus of understanding the fundamentals of the businesses being analyzed today, yet filtering out the "noise" has the potential to determine performance in the coming years. It is in difficult markets such as the current environment that our fundamental approach and pursuit of high quality companies in strong industries should add the most value for the segment of the Fund we manage, relative to the market and other value-oriented managers.

DONALD SMITH: We believe that our portfolio segment remains attractively valued compared with the Russell Index, based on the key valuation metrics we monitor. These include price/book value, price/revenue and P/E on normalized earnings. Large industry weightings include airlines, insurance and technology. Our segment's airline holdings -- Air France and Alaska Air -- have excellent balance sheets that should help them weather a consumer-led downturn. We feel airlines will benefit from lower oil prices and reduced capacity. Insurance companies should see better pricing due to lower underwriting capacity as a result of large, industry-wide investment losses. Finally, the semiconductor companies in our portion of the portfolio may ultimately see a better supply/demand balance and pricing, as capital spending on new facilities declines.

BARROW HANLEY: Generally without exception, we manage the portfolio the same way -- stock by stock -- seeking the highest returns and lowest coincident risk with no preconceived sector or industry preferences, regardless of economic or market outlooks. We strive to construct our portion of the Fund's portfolio with stocks that are selling at significant discounts to their fundamental long-term value at any stage of their holding period. Our typical holding period is approximately four years. Currently, our portion of the portfolio reflects the cumulative total of these individual opportunities over the last three or four years and, as such, is heavily weighted toward beneficiaries of our analysis and economic outlook. We expect economic improvement and, for the individual companies, further progress toward improved fundamentals and market values that reflect their prospects. The construction of our portion

--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  13

MANAGER COMMENTARY (continued) -------------------------------------------------


of the portfolio should remain grounded in the discovery and exploitation of individual stock values more or less independent of sector or industry conditions. The primary value added should continue to come from securities analysis.

MDTA: Fortunately, the last two months of the semiannual period (October and November) showed what could be the beginning of a return to fundamentals. Going forward, we will continue to seek superior risk-adjusted performance in our portion of the Fund using bottom-up stock selection with a disciplined quantitative process.

At period end, our segment was most overweight vs. the Russell Index in transportation, basic industries and energy. The portfolio was most underweight vs. the Russell Index in financial services, information technology, and consumer cyclicals. As with all our strategies, industry shifts and weightings are wholly a result of bottom-up stock selection rather than top-down bets on individual industries.


(BARROW HANLEY LOGO)                   (DSCO LOGO)
Barrow, Hanley,                        Donald Smith & Co., Inc.
Mewhinney & Strauss, Inc.

(MDT ADVISORS LOGO)                    (METROPOLITAN WEST LOGO)
Federated MDTA, LLC                    Metropolitan West Capital
                                       Management, LLC



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.


--------------------------------------------------------------------------------
14  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2008.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  15

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 JUNE 1, 2008  NOV. 30, 2008  THE PERIOD(A)  THE PERIOD(B)
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  621.60        $ 5.34         $ 5.38
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.35        $ 6.64         $ 6.69
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  619.40        $ 8.44         $ 8.48
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.51        $10.50         $10.55
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  620.20        $ 8.40         $ 8.44
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.56        $10.45         $10.50
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  622.20        $ 3.56         $ 3.60
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.54        $ 4.43         $ 4.48
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  619.70        $ 6.78         $ 6.82
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.55        $ 8.45         $ 8.50
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  620.80        $ 5.78         $ 5.82
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.80        $ 7.19         $ 7.24
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  623.70        $ 4.74         $ 4.78
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.10        $ 5.89         $ 5.94
------------------------------------------------------------------------------------------
Class R5
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  622.40        $ 3.72         $ 3.76
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.34        $ 4.63         $ 4.68
------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                    FUND'S     ACQUIRED FUND
                                  ANNUALIZED      FEES AND    NET FUND
                                EXPENSE RATIO     EXPENSES    EXPENSES
----------------------------------------------------------------------
Class A                             1.32%           .01%        1.33%
----------------------------------------------------------------------
Class B                             2.09%           .01%        2.10%
----------------------------------------------------------------------
Class C                             2.08%           .01%        2.09%
----------------------------------------------------------------------
Class I                              .88%           .01%         .89%
----------------------------------------------------------------------
Class R2                            1.68%           .01%        1.69%
----------------------------------------------------------------------
Class R3                            1.43%           .01%        1.44%
----------------------------------------------------------------------
Class R4                            1.17%           .01%        1.18%
----------------------------------------------------------------------
Class R5                             .92%           .01%         .93%
----------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Nov. 30, 2008: -37.84% for Class A, -38.06% for Class B, -37.98% for Class C, -37.78% for Class I, -38.03% for Class R2, -37.92% for Class R3, -37.63% for Class R4 and -37.76%
    for Class R5.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
NOV. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (88.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.6%)
AAR                                                      13,064(b)           $221,304
Ceradyne                                                    238(b)              6,250
Cubic                                                     4,729               125,035
Ducommun                                                  9,667               161,632
Hexcel                                                  132,500(b)            993,750
Ladish                                                    9,781(b)            162,071
                                                                      ---------------
Total                                                                       1,670,042
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.8%)
Forward Air                                              83,000             1,918,960
Hub Group Cl A                                           11,088(b)            296,050
                                                                      ---------------
Total                                                                       2,215,010
-------------------------------------------------------------------------------------

AIRLINES (3.7%)
Air France-KLM ADR                                      286,770(c)          3,707,936
AirTran Holdings                                         71,805(b)            244,855
Alaska Air Group                                        150,419(b)          3,452,116
Continental Airlines Cl B                                52,896(b)            776,513
Hawaiian Holdings                                        56,395(b)            252,650
JetBlue Airways                                         121,038(b)            634,239
Republic Airways Holdings                                28,176(b)            393,619
UAL                                                      51,657               581,141
US Airways Group                                         43,186(b)            257,389
                                                                      ---------------
Total                                                                      10,300,458
-------------------------------------------------------------------------------------

AUTO COMPONENTS (3.2%)
American Axle & Mfg Holdings                            407,300             1,026,396
ATC Technology                                           65,500(b)          1,132,495
Cooper Tire & Rubber                                    236,700             1,133,793
Dana Holding                                            417,619(b)            396,738
Dorman Products                                           2,494(b)             29,728
Fuel Systems Solutions                                    9,519(b)            329,262
Gentex                                                  264,300             2,317,910
Lear                                                    321,200(b)            761,244
Stoneridge                                               10,406(b)             47,972
Superior Inds Intl                                      110,098             1,346,499
Visteon                                                 569,000(b)            426,722
                                                                      ---------------
Total                                                                       8,948,759
-------------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Thor Inds                                                57,373               897,314
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.1%)
Emergent BioSolutions                                     9,393(b)            212,470
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.5%)
Gibraltar Inds                                            5,563                71,763
Griffon                                                  53,908(b)            431,264
Insteel Inds                                             20,066               195,844
NCI Building Systems                                      6,231(b)             94,836
Simpson Mfg                                             118,825             3,089,450
Trex                                                     27,811(b)            377,117
                                                                      ---------------
Total                                                                       4,260,274
-------------------------------------------------------------------------------------

CAPITAL MARKETS (0.4%)
BlackRock Kelso Capital                                   9,464                97,006
Hercules Technology Growth Capital                       23,459               151,311
Knight Capital Group Cl A                                27,945(b)            462,490
LaBranche & Co                                           68,988(b)            338,041
Penson Worldwide                                         32,599(b)            215,153
                                                                      ---------------
Total                                                                       1,264,001
-------------------------------------------------------------------------------------

CHEMICALS (1.5%)
Ferro                                                    19,601               126,034
Innophos Holdings                                        28,936               476,865
Minerals Technologies                                     8,173               383,722
NewMarket                                                 3,723               124,646
Olin                                                     52,049               852,564
PolyOne                                                 578,370(b)          1,636,788
Schulman A                                               14,585               197,918
Terra Inds                                                3,227                47,469
Westlake Chemical                                        22,624               381,893
                                                                      ---------------
Total                                                                       4,227,899
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

COMMERCIAL BANKS (5.7%)
Bank of Marin Bancorp                                     5,245              $124,779
Bank of the Ozarks                                        1,512                41,157
Boston Private Financial Holdings                       252,948             1,747,871
Cathay General Bancorp                                  117,400             2,409,047
Cullen/Frost Bankers                                     38,002             2,060,088
CVB Financial                                            91,103             1,023,087
East West Bancorp                                        15,100               223,480
First BanCorp                                            31,889(c)            348,866
Intl Bancshares                                          84,000             1,974,000
Investors Bancorp                                        23,044(b)            322,616
MainSource Financial Group                                1,136                17,710
Oriental Financial Group                                 38,706(c)            243,074
Pennsylvania Commerce Bancorp                             4,403(b)            120,202
Republic Bancorp Cl A                                    25,920               574,128
Santander BanCorp                                        14,108(c)            139,387
Southside Bancshares                                     21,178               471,211
Sterling Financial                                       11,955                63,601
Susquehanna Bancshares                                    3,905                59,668
SVB Financial Group                                       9,151(b)            366,498
Synovus Financial                                       124,816             1,038,469
Wilshire Bancorp                                         24,629               168,955
Zions Bancorporation                                     88,500             2,822,264
                                                                      ---------------
Total                                                                      16,360,158
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.2%)
Comfort Systems USA                                      22,979               191,875
GeoEye                                                    5,713(b)            114,203
Schawk                                                  101,000             1,380,670
United Stationers                                        51,500(b)          1,638,215
                                                                      ---------------
Total                                                                       3,324,963
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.9%)
3Com                                                  2,222,327(b)          4,466,878
Anaren                                                    3,441(b)             36,922
Avocent                                                   8,245(b)            155,088
Plantronics                                               1,879                23,882
Sycamore Networks                                       171,882(b)            527,678
ViaSat                                                    2,387(b)             51,153
                                                                      ---------------
Total                                                                       5,261,601
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.1%)
Avid Technology                                         114,000(b)          1,427,280
Diebold                                                 105,100             2,942,800
Electronics for Imaging                                 153,000(b)          1,494,810
                                                                      ---------------
Total                                                                       5,864,890
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.9%)
Insituform Technologies Cl A                            170,262(b)          2,759,947
Michael Baker                                            21,532(b)            708,403
Northwest Pipe                                           11,912(b)            342,113
Perini                                                    1,967(b)             37,668
Pike Electric                                           133,975(b)          1,627,796
                                                                      ---------------
Total                                                                       5,475,927
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
EZCORP Cl A                                              17,533(b)            289,119
Nelnet Cl A                                              55,719               733,262
                                                                      ---------------
Total                                                                       1,022,381
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
Rock-Tenn Cl A                                           32,030             1,081,653
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Audiovox Cl A                                            62,200(b)            361,382
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Matthews Intl Cl A                                        1,120                45,730
Universal Technical Institute                            14,561(b)            280,008
                                                                      ---------------
Total                                                                         325,738
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Encore Capital Group                                      7,572(b)             63,302
Financial Federal                                        16,863               324,107
                                                                      ---------------
Total                                                                         387,409
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
General Communication Cl A                              201,000(b)          1,573,830
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ELECTRIC UTILITIES (2.5%)
Cleco                                                    34,618              $815,946
El Paso Electric                                        129,042(b)          2,325,337
Empire District Electric                                  8,036               140,951
Idacorp                                                   8,949               272,050
NV Energy                                               200,000             1,896,000
Portland General Electric                                48,807               893,656
Unisource Energy                                         20,638               579,309
                                                                      ---------------
Total                                                                       6,923,249
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.0%)
AMETEK                                                   53,500             1,868,755
EnerSys                                                  10,199(b)             86,997
Franklin Electric                                         6,888               203,334
Regal-Beloit                                             99,500             3,347,180
Woodward Governor                                           205                 4,354
                                                                      ---------------
Total                                                                       5,510,620
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (5.3%)
Celestica                                               500,000(b,c)        2,495,000
CTS                                                       7,145                39,512
Flextronics Intl                                        192,000(b,c)          449,280
Gerber Scientific                                        13,731(b)             32,954
Insight Enterprises                                      12,501(b)             50,879
Jabil Circuit                                           152,000             1,000,160
Littelfuse                                              140,500(b)          2,113,120
Mercury Computer Systems                                146,300(b)            400,862
Methode Electronics                                       4,604                38,950
Multi-Fineline Electronix                                 2,765(b)             28,867
Plexus                                                  231,700(b)          3,864,756
RadiSys                                                  18,271(b)            109,626
Sanmina-SCI                                              10,702(b)              6,849
SYNNEX                                                   61,220(b)            640,361
Tech Data                                                50,907(b)            887,818
Vishay Intertechnology                                  611,300(b)          2,665,268
                                                                      ---------------
Total                                                                      14,824,262
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.2%)
Boots & Coots Intl Well Control                          52,005(b)             70,727
GulfMark Offshore                                        24,172(b)            684,067
Hornbeck Offshore Services                               18,734(b)            316,230
Lufkin Inds                                               5,490               270,712
Natural Gas Services Group                                1,095(b)             11,279
Newpark Resources                                        11,119(b)             51,147
Oceaneering Intl                                         34,000(b)            877,879
Oil States Intl                                             592(b)             12,681
Pioneer Drilling                                          1,911(b)             14,027
Superior Well Services                                   25,527(b)            261,652
TETRA Technologies                                      140,000(b)            674,800
                                                                      ---------------
Total                                                                       3,245,201
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.8%)
Andersons                                                37,799               478,535
Casey's General Stores                                   14,349               425,448
Nash Finch                                               22,635             1,015,407
Pantry                                                    4,686(b)             90,627
Susser Holdings                                           1,055(b)             12,808
United Natural Foods                                     13,334(b)            240,145
                                                                      ---------------
Total                                                                       2,262,970
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.4%)
Hain Celestial Group                                      6,070(b)             95,542
J&J Snack Foods                                          70,000             2,081,800
Ralcorp Holdings                                         29,300(b)          1,833,008
                                                                      ---------------
Total                                                                       4,010,350
-------------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Southwest Gas                                            29,922               774,980
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Advanced Medical Optics                                 252,700(b)          1,468,187
Conmed                                                    6,706(b)            157,658
Cooper Companies                                         41,000               549,400
Greatbatch                                               10,116(b)            255,631
ICU Medical                                              66,629(b)          2,015,528
Merit Medical Systems                                     4,510(b)             65,440
                                                                      ---------------
Total                                                                       4,511,844
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.7%)
Amedisys                                                  7,690(b)            299,064
AMERIGROUP                                               35,315(b)            867,336
AMN Healthcare Services                                 114,000(b)          1,016,880


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Chemed                                                   75,500            $3,077,381
Emergency Medical Services Cl A                          63,126(b)          2,141,234
Gentiva Health Services                                   7,327(b)            184,860
Hanger Orthopedic Group                                   7,641(b)            122,638
HealthSpring                                             59,766(b)            871,986
Kindred Healthcare                                        8,896(b)             95,454
Magellan Health Services                                 30,500(b)          1,001,925
Molina Healthcare                                         8,285(b)            196,272
PharMerica                                               12,412(b)            206,287
Universal American Financial                             46,483(b)            462,041
                                                                      ---------------
Total                                                                      10,543,358
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.7%)
Ameristar Casinos                                       250,500             1,918,830
Bob Evans Farms                                          18,469               309,725
CEC Entertainment                                         3,930(b)             67,635
Lodgian                                                 427,048(b)            939,506
Papa John's Intl                                         67,500(b)          1,196,100
Speedway Motorsports                                     16,886               233,533
                                                                      ---------------
Total                                                                       4,665,329
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.1%)
American Greetings Cl A                                  17,347               199,837
Blyth                                                    18,610               154,277
                                                                      ---------------
Total                                                                         354,114
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
Reliant Energy                                          350,000(b)          2,009,000
-------------------------------------------------------------------------------------

INSURANCE (8.4%)
Ambac Financial Group                                     7,806                10,928
American Equity Investment Life Holding                  63,069               392,289
American Natl Insurance                                  27,300             2,015,285
American Physicians Capital                              19,257               738,506
American Physicians Service Group                        24,351               496,030
Amerisafe                                                57,808(b)            936,490
AmTrust Financial Services                               56,774               507,560
Baldwin & Lyons Cl B                                      2,095                38,443
CNA Surety                                               34,742(b)            420,726
Donegal Group Cl A                                        2,691                42,303
FBL Financial Group Cl A                                  8,913               101,341
FPIC Insurance Group                                     21,363(b)            989,961
Harleysville Group                                       11,922               449,221
Hartford Financial Services Group                        55,330               467,539
Horace Mann Educators                                   136,730             1,164,940
Infinity Property & Casualty                              2,132                97,837
IPC Holdings                                            205,500(c)          5,753,999
MBIA                                                     74,183               433,971
Meadowbrook Insurance Group                              11,801                66,204
Navigators Group                                          7,134(b)            387,376
OneBeacon Insurance Group                                22,262(c)            242,656
Phoenix Companies                                         6,128                17,465
PMA Capital Cl A                                         15,834(b)             79,962
ProAssurance                                             22,631(b)          1,235,426
RLI                                                       6,399               373,190
Safety Insurance Group                                   16,027               562,227
Selective Insurance Group                               160,134             3,676,676
Stewart Information Services                             82,400               964,080
Torchmark                                                35,100             1,268,865
                                                                      ---------------
Total                                                                      23,931,496
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.6%)
DealerTrack Holdings                                    127,500(b)          1,510,875
Internap Network Services                                26,216(b)             71,832
                                                                      ---------------
Total                                                                       1,582,707
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

IT SERVICES (1.8%)
CACI Intl Cl A                                           31,771(b)         $1,410,950
Gevity HR                                                20,268                32,226
MAXIMUS                                                  66,200             2,078,680
Unisys                                                  321,000(b)            197,415
VeriFone Holdings                                       340,000(b)          1,397,400
                                                                      ---------------
Total                                                                       5,116,671
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.6%)
Brunswick                                               116,300               315,173
Head                                                    755,200(b,c)          320,960
JAKKS Pacific                                             6,360(b)            113,844
RC2                                                      65,150(b)            692,544
Steinway Musical Instruments                             10,251               182,673
                                                                      ---------------
Total                                                                       1,625,194
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.7%)
Bio-Rad Laboratories Cl A                                17,500(b)          1,297,800
Covance                                                  18,800(b)            734,704
                                                                      ---------------
Total                                                                       2,032,504
-------------------------------------------------------------------------------------

MACHINERY (4.1%)
CIRCOR Intl                                               2,199                48,004
Flowserve                                                42,700             2,149,091
Harsco                                                  106,100             2,668,415
Kaydon                                                   32,800             1,011,880
LB Foster Cl A                                           12,967(b)            413,258
Oshkosh                                                 292,600             2,048,200
Terex                                                   156,700(b)          2,234,542
Watts Water Technologies Cl A                            40,500               911,250
                                                                      ---------------
Total                                                                      11,484,640
-------------------------------------------------------------------------------------

MEDIA (0.6%)
Central European Media Enterprises Series A              58,035(b,c)          891,997
Scholastic                                                8,237               125,779
Valassis Communications                                 365,100(b)            538,523
                                                                      ---------------
Total                                                                       1,556,299
-------------------------------------------------------------------------------------

METALS & MINING (0.9%)
Compass Minerals Intl                                     4,287               240,029
Stillwater Mining                                       325,000(b)          1,017,250
Worthington Inds                                        101,014             1,341,466
                                                                      ---------------
Total                                                                       2,598,745
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.8%)
Dillard's Cl A                                          324,600             1,188,036
Family Dollar Stores                                    136,500             3,791,970
Fred's Cl A                                              17,392               200,008
                                                                      ---------------
Total                                                                       5,180,014
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.9%)
Avista                                                   30,055               531,072
Black Hills                                              15,398               397,422
NorthWestern                                              2,128                43,964
PNM Resources                                           140,000             1,463,001
                                                                      ---------------
Total                                                                       2,435,459
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.0%)
Aventine Renewable Energy Holdings                       21,841(b)             17,473
Encore Acquisition                                       38,500(b)          1,017,940
EXCO Resources                                          122,500(b)            939,575
GeoMet                                                   12,029(b)             24,659
Gulfport Energy                                          19,058(b)             94,337
Harvest Natural Resources                                 6,878(b)             44,226
Parallel Petroleum                                      171,300(b)            539,595
Quicksilver Resources                                    80,000(b)            498,400
Rosetta Resources                                         1,085(b)              8,170
Stone Energy                                             56,503(b)            939,080
USEC                                                    658,349(b)          2,534,643
VAALCO Energy                                            55,757(b)            351,269
Western Refining                                         64,678               490,259
World Fuel Services                                      28,315             1,027,835
                                                                      ---------------
Total                                                                       8,527,461
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.6%)
Domtar                                                1,336,800(b,c)        1,871,520
Glatfelter                                              182,505             1,737,448
Kapstone Paper and Packaging                             20,205(b)             89,508


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
PAPER & FOREST PRODUCTS (CONT.)
Louisiana-Pacific                                       131,143              $302,940
Neenah Paper                                             77,000               629,860
                                                                      ---------------
Total                                                                       4,631,276
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Elizabeth Arden                                          20,182(b)            284,566
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Par Pharmaceutical Companies                              6,211(b)             72,420
Valeant Pharmaceuticals Intl                             21,809(b)            424,840
                                                                      ---------------
Total                                                                         497,260
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (2.4%)
Barrett Business Services                                 8,701                92,405
Korn/Ferry Intl                                         217,700(b)          2,679,887
Navigant Consulting                                      75,000(b)          1,418,250
Resources Connection                                     84,000(b)          1,454,040
School Specialty                                         66,000(b)          1,057,320
                                                                      ---------------
Total                                                                       6,701,902
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
MI Developments Cl A                                    323,500(c)          3,183,240
-------------------------------------------------------------------------------------

ROAD & RAIL (0.6%)
Genesee & Wyoming Cl A                                    3,856(b)            117,145
Landstar System                                          43,000             1,382,021
Marten Transport                                          5,517(b)            103,995
                                                                      ---------------
Total                                                                       1,603,161
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Applied Micro Circuits                                   80,729(b)            298,697
Brooks Automation                                       408,400(b)          1,576,424
Cirrus Logic                                              5,190(b)             21,902
Entegris                                                306,000(b)            425,340
Integrated Silicon Solution                             351,148(b)            646,112
IXYS                                                     27,149(b)            197,645
Micron Technology                                       250,000(b)            685,000
RF Micro Devices                                         27,754(b)             36,913
Semiconductor Mfg Intl ADR                            1,746,800(b,c)        1,685,662
Spansion Cl A                                           736,100(b)            184,025
TriQuint Semiconductor                                  103,230(b)            266,333
Varian Semiconductor Equipment Associates                57,500(b)          1,058,000
                                                                      ---------------
Total                                                                       7,082,053
-------------------------------------------------------------------------------------

SOFTWARE (1.6%)
Macrovision Solutions                                     4,544(b)             53,437
Mentor Graphics                                         341,100(b)          2,312,658
MSC.Software                                            166,500(b)          1,248,750
Solera Holdings                                          45,000(b)            880,650
                                                                      ---------------
Total                                                                       4,495,495
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (3.8%)
Aaron Rents                                              64,577             1,706,770
America's Car-Mart                                       38,410(b)            358,749
Barnes & Noble                                           13,766               217,227
Borders Group                                           377,000               403,390
Cabela's                                                187,200(b)          1,170,000
Cato Cl A                                                14,813               206,789
Children's Place Retail Stores                           26,270(b)            616,032
Collective Brands                                        12,455(b)             95,281
Conn's                                                    5,306(b)             32,685
DSW Cl A                                                 18,543(b)            186,357
Finish Line Cl A                                         50,878               270,162
Genesco                                                   4,354(b)             58,605
Group 1 Automotive                                       74,000               776,260
Gymboree                                                 32,000(b)            804,800
Hot Topic                                                 2,327(b)             19,128
Jo-Ann Stores                                            13,473(b)            187,005
Jos A Bank Clothiers                                     20,729(b)            405,252
MarineMax                                               125,000(b)            347,500
Men's Wearhouse                                         233,900             2,488,697
Monro Muffler Brake                                       6,579               134,277
Zale                                                     10,001(b)             59,306
                                                                      ---------------
Total                                                                      10,544,272
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.1%)
G-III Apparel Group                                      36,171(b)            286,836
Movado Group                                             52,026               702,351
Steven Madden                                            13,631(b)            233,226
UniFirst                                                 38,000             1,052,980
Volcom                                                   80,000(b)            806,400
                                                                      ---------------
Total                                                                       3,081,793
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

THRIFTS & MORTGAGE FINANCE (0.8%)
First Financial Holdings                                  9,059              $201,019
Flushing Financial                                       37,140               507,332
OceanFirst Financial                                      5,912                88,207
Ocwen Financial                                          53,428(b)            435,438
Roma Financial                                              608                 8,950
Trustco Bank NY                                          73,280               776,036
WSFS Financial                                            2,140                93,646
                                                                      ---------------
Total                                                                       2,110,628
-------------------------------------------------------------------------------------

TOBACCO (--%)
Universal                                                   537                17,168
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Aceto                                                    45,600               403,104
Beacon Roofing Supply                                    25,749(b)            304,353
Huttig Building Products                                297,560(b)            206,804
Kaman                                                    18,600               438,216
TAL Intl Group                                           46,958               530,156
                                                                      ---------------
Total                                                                       1,882,633
-------------------------------------------------------------------------------------

WATER UTILITIES (0.1%)
California Water Service Group                            7,647               324,998
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
iPCS                                                     58,500(b)            435,825
Syniverse Holdings                                       10,278(b)            100,416
USA Mobility                                             48,917(b)            533,195
                                                                      ---------------
Total                                                                       1,069,436
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $415,111,602)                                                     $248,252,507
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.5%)
ISSUER                                                 SHARES                VALUE(a)
BANKING
East West Bancorp Series A Cv                             1,640            $1,492,400
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $1,640,000)                                                         $1,492,400
-------------------------------------------------------------------------------------



MONEY MARKET FUND (11.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.69%              31,145,418(d)        $31,145,418
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $31,145,418)                                                       $31,145,418
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $447,897,020)(e)                                                  $280,890,325
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2008, the value of foreign securities represented 7.6% of net assets.

(d) Affiliated Money Market Fund -- See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at Nov. 30, 2008.



--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(e) At Nov. 30, 2008, the cost of securities for federal income tax purposes was approximately $447,897,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $10,394,000
     Unrealized depreciation                         (177,401,000)
     ------------------------------------------------------------
     Net unrealized depreciation                    $(167,007,000)
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Nov. 30, 2008:

                                        FAIR VALUE AT NOV. 30, 2008
                        ----------------------------------------------------------
                             LEVEL 1        LEVEL 2
                          QUOTED PRICES      OTHER        LEVEL 3
                            IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                           MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION             IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities               $279,397,925    $1,492,400       $--       $280,890,325




--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  27

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
NOV. 30, 2008 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $416,751,602)                     $ 249,744,907
  Affiliated money market fund (identified cost $31,145,418)                 31,145,418
---------------------------------------------------------------------------------------
Total investments in securities (identified cost $447,897,020)              280,890,325
Cash                                                                                  1
Capital shares receivable                                                        77,994
Dividends receivable                                                            349,219
Receivable for investment securities sold                                     1,692,246
---------------------------------------------------------------------------------------
Total assets                                                                283,009,785
---------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                          285,304
Payable for investment securities purchased                                   1,333,815
Accrued investment management services fees                                      14,690
Accrued distribution fees                                                        55,832
Accrued transfer agency fees                                                      7,368
Accrued administrative services fees                                              1,215
Accrued plan administration services fees                                            71
Other accrued expenses                                                          130,713
---------------------------------------------------------------------------------------
Total liabilities                                                             1,829,008
---------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $ 281,180,777
---------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $     970,631
Additional paid-in capital                                                  505,700,020
Excess of distributions over net investment income                             (212,694)
Accumulated net realized gain (loss)                                        (58,270,485)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies       (167,006,695)
---------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $ 281,180,777
---------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $195,848,341           66,603,768                       $2.94(1)
Class B                     $ 62,292,031           22,653,764                       $2.75
Class C                     $  5,515,816            2,000,984                       $2.76
Class I                     $ 11,314,444            3,732,863                       $3.03
Class R2                    $    198,473               67,285                       $2.95
Class R3                    $      4,922                1,651                       $2.98
Class R4                    $    157,695               52,645                       $3.00
Class R5                    $  5,849,055            1,950,172                       $3.00
-----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $3.12. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED NOV. 30, 2008 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $   2,417,537
Interest                                                                 12
Income distributions from affiliated money market fund              511,996
Fee income from securities lending                                  117,193
  Less foreign taxes withheld                                       (62,155)
---------------------------------------------------------------------------
Total income                                                      2,984,583
---------------------------------------------------------------------------
Expenses:
Investment management services fees                               1,788,343
Distribution fees
  Class A                                                           362,236
  Class B                                                           474,080
  Class C                                                            41,257
  Class R2                                                              723
  Class R3                                                                7
Transfer agency fees
  Class A                                                           533,742
  Class B                                                           183,325
  Class C                                                            15,606
  Class R2                                                               72
  Class R3                                                                2
  Class R4                                                               54
  Class R5                                                            1,972
Administrative services fees                                        165,810
Plan administration services fees
  Class R2                                                              361
  Class R3                                                                7
  Class R4                                                              268
Compensation of board members                                         5,424
Custodian fees                                                      105,665
Printing and postage                                                 88,750
Registration fees                                                    16,120
Professional fees                                                    18,053
Other                                                                11,476
---------------------------------------------------------------------------
Total expenses                                                    3,813,353
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                 (721,012)
  Earnings and bank fee credits on cash balances                     (3,221)
---------------------------------------------------------------------------
Total net expenses                                                3,089,120
---------------------------------------------------------------------------
Investment income (loss) -- net                                    (104,537)

---------------------------------------------------------------------------


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  29

STATEMENT OF OPERATIONS (continued) --------------------------------------------
SIX MONTHS ENDED NOV. 30, 2008 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions             $ (47,766,954)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                   (135,404,976)
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          (183,171,930)
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(183,276,467)
---------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                NOV. 30, 2008    MAY 31, 2008
                                                                 (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                  $    (104,537) $   2,332,273
Net realized gain (loss) on investments                            (47,766,954)    32,702,407
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                           (135,404,976)  (181,505,252)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                      (183,276,467)  (146,470,572)
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                 --    (70,245,883)
    Class B                                                                 --    (26,011,683)
    Class C                                                                 --     (2,027,801)
    Class I                                                                 --     (2,993,348)
    Class R2                                                                --        (32,722)
    Class R3                                                                --           (568)
    Class R4                                                                --        (47,502)
    Class R5                                                                --     (1,556,797)
  Tax return of capital
    Class A                                                                 --       (454,878)
    Class B                                                                 --       (168,525)
    Class C                                                                 --        (13,130)
    Class I                                                                 --        (19,383)
    Class R2                                                                --           (212)
    Class R3                                                                --             (4)
    Class R4                                                                --           (307)
    Class R5                                                                --        (10,081)
---------------------------------------------------------------------------------------------
Total distributions                                                         --   (103,582,824)

---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  31

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                NOV. 30, 2008    MAY 31, 2008
                                                                 (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                 $  18,245,856  $  49,272,710
  Class B shares                                                     1,770,614      6,806,213
  Class C shares                                                       351,775        921,182
  Class I shares                                                     2,497,900      2,313,812
  Class R2 shares                                                      152,157        256,026
  Class R3 shares                                                        1,996          2,339
  Class R4 shares                                                       12,291         76,321
  Class R5 shares                                                      916,587     13,111,973
Reinvestment of distributions at net asset value
  Class A shares                                                            --     69,628,673
  Class B shares                                                            --     25,769,240
  Class C shares                                                            --      1,978,574
  Class I shares                                                            --      3,011,485
  Class R2 shares                                                           --         32,362
  Class R4 shares                                                           --         46,139
  Class R5 shares                                                           --      1,566,306
Payments for redemptions
  Class A shares                                                   (60,466,082)  (262,674,828)
  Class B shares                                                   (25,640,746)  (102,105,931)
  Class C shares                                                    (1,625,625)    (5,869,654)
  Class I shares                                                      (473,928)    (9,426,195)
  Class R2 shares                                                      (59,427)        (9,328)
  Class R3 shares                                                          (13)            (2)
  Class R4 shares                                                       (6,811)      (119,444)
  Class R5 shares                                                     (716,066)    (2,903,540)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                     (65,039,522)  (208,315,567)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (248,315,989)  (458,368,963)
Net assets at beginning of period                                  529,496,766    987,865,729
---------------------------------------------------------------------------------------------
Net assets at end of period                                      $ 281,180,777  $ 529,496,766
---------------------------------------------------------------------------------------------
Excess of distributions over net investment income               $    (212,694) $    (108,157)
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                          2008(k)             2008        2007        2006        2005
Net asset value, beginning of period                    $4.73           $6.56       $6.67       $6.62       $6.62
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .00(b),(c)      .03(b)       --        (.01)       (.02)
Net gains (losses) (both realized and
 unrealized)                                            (1.79)          (1.02)       1.17        1.10         .85
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                        (1.79)           (.99)       1.17        1.09         .83
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                          --            (.83)      (1.28)      (1.04)       (.83)
Tax return of capital                                      --            (.01)         --          --          --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                        --            (.84)      (1.28)      (1.04)       (.83)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $2.94           $4.73       $6.56       $6.67       $6.62
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $196            $365        $682        $685        $747
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          1.68%(f)          1.56%       1.58%       1.49%       1.51%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      1.32%(f)          1.37%       1.42%       1.49%       1.51%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           .12%(f)           .51%       (.08%)      (.09%)      (.24%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   69%             45%         58%         77%         70%
-----------------------------------------------------------------------------------------------------------------
Total return(i)                                       (37.84%)(j)     (15.03%)     19.76%      17.63%      12.30%
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.44        $6.26        $6.46        $6.45        $6.50
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)     (.01)(b)     (.05)        (.06)        (.06)
Net gains (losses) (both realized and
 unrealized)                                         (1.68)        (.97)        1.13         1.11          .84
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.69)        (.98)        1.08         1.05          .78
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)       (1.04)        (.83)
Tax return of capital                                   --         (.01)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)       (1.04)        (.83)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.75        $4.44        $6.26        $6.46        $6.45
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $62         $128         $260         $296         $348
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.45%(e)     2.33%        2.34%        2.25%        2.28%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     2.09%(e)     2.13%        2.18%        2.25%        2.28%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.66%)(e)    (.26%)       (.84%)       (.82%)       (.99%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                69%          45%          58%          77%          70%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (38.06%)(i)  (15.64%)      18.93%       17.49%       11.72%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.45        $6.27        $6.48        $6.47        $6.52
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)     (.01)(b)     (.05)        (.05)        (.07)
Net gains (losses) (both realized and
 unrealized)                                         (1.68)        (.97)        1.12         1.10          .85
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.69)        (.98)        1.07         1.05          .78
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)       (1.04)        (.83)
Tax return of capital                                   --         (.01)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)       (1.04)        (.83)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.76        $4.45        $6.27        $6.48        $6.47
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $6          $10          $18          $19          $21
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.44%(e)     2.33%        2.34%        2.25%        2.28%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     2.08%(e)     2.13%        2.18%        2.25%        2.28%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.64%)(e)    (.24%)       (.80%)       (.82%)       (.99%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                69%          45%          58%          77%          70%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (37.98%)(i)  (15.61%)      18.71%       17.46%       11.70%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.87        $6.69        $6.75        $6.68        $6.65
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)       .05(b)       .02          .02           --
Net gains (losses) (both realized and
 unrealized)                                         (1.85)       (1.03)        1.20         1.09          .86
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.84)        (.98)        1.22         1.11          .86
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)       (1.04)        (.83)
Tax return of capital                                   --         (.01)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)       (1.04)        (.83)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.03        $4.87        $6.69        $6.75        $6.68
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $11          $15          $27          $13           $9
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.07%(e)     1.05%        1.10%        1.00%        1.02%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .88%(e)      .96%        1.05%        1.00%        1.02%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .59%(e)      .92%         .31%         .38%         .25%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                69%          45%          58%          77%          70%
--------------------------------------------------------------------------------------------------------------
Total return                                       (37.78%)(h)  (14.54%)      20.29%       17.76%       12.74%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(h) Not annualized.
(i) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(k)          2008     2007(b)
Net asset value, beginning of period                 $4.76        $6.61        $7.30
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(c),(d)   .02(c)        --
Net gains (losses) (both realized and
 unrealized)                                         (1.81)       (1.03)         .59
------------------------------------------------------------------------------------
Total from investment operations                     (1.81)       (1.01)         .59
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)
Tax return of capital                                   --         (.01)          --
------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)
------------------------------------------------------------------------------------
Net asset value, end of period                       $2.95        $4.76        $6.61
------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.87%(g)     1.84%        1.90%(g)
------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.68%(g)     1.74%        1.78%(g)
------------------------------------------------------------------------------------
Net investment income (loss)                         (.24%)(g)     .36%        (.42%)(g)
------------------------------------------------------------------------------------
Portfolio turnover rate                                69%          45%          58%
------------------------------------------------------------------------------------
Total return                                       (38.03%)(j)  (15.22%)      10.06%(j)
------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(j) Not annualized.
(k) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(A)
Fiscal period ended May 31,                          2008(k)             2008        2007(b)
Net asset value, beginning of period                    $4.80           $6.62           $7.30
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .00(c),(d)      .04(c)          .01
Net gains (losses) (both realized and
 unrealized)                                            (1.82)          (1.02)            .59
---------------------------------------------------------------------------------------------
Total from investment operations                        (1.82)           (.98)            .60
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                          --            (.83)          (1.28)
Tax return of capital                                      --            (.01)             --
---------------------------------------------------------------------------------------------
Total distributions                                        --            (.84)          (1.28)
---------------------------------------------------------------------------------------------
Net asset value, end of period                          $2.98           $4.80           $6.62
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                   $--             $--             $--
---------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                            1.63%(g)        1.63%           1.68%(g)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                        1.31%(g)        1.26%           1.53%(g)
---------------------------------------------------------------------------------------------
Net investment income (loss)                             .16%(g)         .69%           (.17%)(g)
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                   69%             45%             58%
---------------------------------------------------------------------------------------------
Total return                                          (37.92%)(j)     (14.72%)         10.22%(j)
---------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(j) Not annualized.
(k) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
38  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                          2008(i)             2008        2007        2006        2005
Net asset value, beginning of period                    $4.81           $6.62       $6.71       $6.66       $6.65
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .01(b)          .05(b)      .01         .01        (.01)
Net gains (losses) (both realized and
 unrealized)                                            (1.82)          (1.02)       1.18        1.08         .85
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                        (1.81)           (.97)       1.19        1.09         .84
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                          --            (.83)      (1.28)      (1.04)       (.83)
Tax return of capital                                      --            (.01)         --          --          --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                        --            (.84)      (1.28)      (1.04)       (.83)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $3.00           $4.81       $6.62       $6.71       $6.66
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                   $--             $--         $--         $--         $--
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                            1.36%(e)        1.35%       1.39%       1.30%       1.34%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                         .95%(e)         .99%       1.25%       1.30%       1.34%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             .50%(e)         .94%        .10%        .09%       (.07%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   69%             45%         58%         77%         70%
-----------------------------------------------------------------------------------------------------------------
Total return                                          (37.63%)(h)     (14.56%)     19.95%      17.52%      12.42%
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(h) Not annualized.
(i) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  39

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                       2008(j)          2008     2007(b)
Net asset value, beginning of period                 $4.82        $6.63        $7.30
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(c)       .06(c)       .02
Net gains (losses) (both realized and
 unrealized)                                         (1.83)       (1.03)         .59
------------------------------------------------------------------------------------
Total from investment operations                     (1.82)        (.97)         .61
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)
Tax return of capital                                   --         (.01)          --
------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)
------------------------------------------------------------------------------------
Net asset value, end of period                       $3.00        $4.82        $6.63
------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $6           $9          $--
------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.11%(f)     1.08%        1.15%(f)
------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .92%(f)      .99%        1.03%(f)
------------------------------------------------------------------------------------
Net investment income (loss)                          .53%(f)     1.16%         .33%(f)
------------------------------------------------------------------------------------
Portfolio turnover rate                                69%          45%          58%
------------------------------------------------------------------------------------
Total return                                       (37.76%)(i)  (14.54%)      10.39%(i)
------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Nov. 30, 2008 and for the year ended May 31, 2008.
(i) Not annualized.
(j) Six months ended Nov. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
40  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO NOV. 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Partners Small Cap Value Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in small cap companies with market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Nov. 30, 2008, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

VALUATION OF SECURITIES
Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably

--------------------------------------------------------------------------------
42  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Nov. 30, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an

--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Nov. 30, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At Nov. 30, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
44  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for periods beginning after Nov. 15, 2008. As of Nov. 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.97% to 0.87% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Small-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $201,690 for the six months ended Nov. 30, 2008. The management fee for the six months ended Nov. 30, 2008 was 0.86% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENTS
The Investment Manager has Subadvisory Agreements with Barrow, Hanley, Mewhinney & Strauss, Inc., Donald Smith & Co., Inc., Metropolitan West Capital Management, LLC and Federated MDTA, LLC each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadviser to manage the investment of the Fund's assets.


--------------------------------------------------------------------------------
46  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended Nov. 30, 2008 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Nov. 30, 2008, other expenses paid to this company were $1,726.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for the market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $2,345,000 and $73,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $127,355 for Class A, $29,993 for Class B and $357 for Class C for the six months ended Nov. 30, 2008.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Nov. 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive adjustment, were as follows:

Class A.............................................  1.32%
Class B.............................................  2.09
Class C.............................................  2.08
Class I.............................................  0.88
Class R2............................................  1.68
Class R3............................................  1.31
Class R4............................................  0.95
Class R5............................................  0.92


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $243,954
Class B..........................................    79,601
Class C..........................................     6,942




--------------------------------------------------------------------------------
48  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2...........................................  $  2
Class R3...........................................     3
Class R4...........................................   243


The management fees waived/reimbursed at the Fund level were $390,267.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until May 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  1.42%
Class B.............................................  2.19
Class C.............................................  2.18
Class I.............................................  0.97
Class R2............................................  1.77
Class R3............................................  1.52
Class R4............................................  1.27
Class R5............................................  1.02


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended Nov. 30, 2008, the Fund's transfer agency fees were reduced by $3,221 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $258,899,906 and $297,500,296, respectively, for the six months ended Nov. 30, 2008. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Income from securities lending amounted to $117,193 for the six months ended Nov. 30, 2008. Expenses paid to the Investment Manager as securities lending agent were $4,976 for the six months ended Nov. 30, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At Nov. 30, 2008, the Fund had no securities out on loan.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                    SIX MONTHS ENDED NOV. 30, 2008
                                   ISSUED FOR
                                   REINVESTED                        NET
                         SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A               4,689,451            --   (15,302,751)     (10,613,300)
Class B                 506,658            --    (6,768,845)      (6,262,187)
Class C                  97,526            --      (445,544)        (348,018)
Class I                 694,932            --      (121,913)         573,019
Class R2                 32,219            --       (14,148)          18,071
Class R3                    471            --            (3)             468
Class R4                  2,789            --        (1,845)             944
Class R5                223,947            --      (181,517)          42,430
--------------------------------------------------------------------------------


                                        YEAR ENDED MAY 31, 2008
                                   ISSUED FOR
                                   REINVESTED                        NET
                         SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A               8,436,479    14,877,951   (50,172,254)     (26,857,824)
Class B               1,294,113     5,843,588   (19,845,371)     (12,707,670)
Class C                 184,586       447,641    (1,190,242)        (558,015)
Class I                 432,015       627,393    (1,866,232)        (806,824)
Class R2                 43,705         6,871        (2,047)          48,529
Class R3                    498            --            --              498
Class R4                 12,765         9,713       (23,525)          (1,047)
Class R5              2,175,913       329,056      (597,912)       1,907,057
--------------------------------------------------------------------------------


5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource

--------------------------------------------------------------------------------
50  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Short-Term Cash Fund aggregated $125,679,722 and $181,017,533, respectively, for the six months ended Nov. 30, 2008. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Nov. 30, 2008, can be found in the Portfolio of Investments.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Nov. 30, 2008.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.


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         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

7. POST OCTOBER LOSS

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At May 31, 2008, the Fund had a post-October loss of $5,425,972 that is treated for income tax purposes as occurring on June 1, 2008.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in

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52  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

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developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. (transfer agent for the Seligman Funds) and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit. Any resolution of these matters may include the relief noted above or other sanctions or changes in

--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, each of Seligman, RiverSource Investments and their affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies including those funds in the RiverSource complex of funds. Neither Seligman nor RiverSource Investments believes that the foregoing legal action or other possible actions will have a material adverse impact on Seligman, RiverSource Investments or their current or former clients, including the Seligman Funds and other investment companies managed by RiverSource Investments; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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54  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


9. SUBSEQUENT EVENTS

Effective Dec. 15, 2008, the Fund will pay custodian fees to JPMorgan Chase Bank, N.A. and, in addition, JPMorgan Chase Bank, N.A. will serve as the securities lending agent for the Fund.

At a meeting of the Board on November 13, 2008, the Board, including a majority of the Independent Directors, approved a new Subadvisory Agreement with Metropolitan West Capital Management, LLC, based upon a recent transaction which resulted in a change of control and termination of the existing subadvisory agreement.


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         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT  55

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
56  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2008 SEMIANNUAL REPORT

RIVERSOURCE PARTNERS SMALL CAP VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus
                                RiverSource(R) mutual funds are distributed by RiverSource
                                Distributors, Inc., and RiverSource Fund Distributors Inc.
                                Members FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6250 J (1/09)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Managers Series, Inc.

By /s/ Patrick T. Bannigan
   ------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Patrick T. Bannigan
   ------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 3, 2009

By /s/ Jeffrey P. Fox
   ------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date February 3, 2009